UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09161
                                                     ---------------------

               Nuveen California Dividend Advantage Municipal Fund
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: August 31
                                           ------------------

                  Date of reporting period: February 29, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

SEMIANNUAL REPORT February 29, 2004

NUVEEN INSURED CALIFORNIA PREMIUM INCOME MUNICIPAL FUND, INC.
NPC

NUVEEN INSURED CALIFORNIA PREMIUM INCOME MUNICIPAL FUND 2, INC.
NCL

NUVEEN CALIFORNIA PREMIUM INCOME MUNICIPAL FUND
NCU

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
NAC

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2
NVX

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 3
NZH

NUVEEN INSURED CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND
NKL

NUVEEN INSURED CALIFORNIA TAX-FREE ADVANTAGE MUNICIPAL FUND
NKX

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

FASTER INFORMATION
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       NUVEEN FUND REPORT
           ELECTRONICALLY

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WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR
MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2    You'll be taken to a page with several options. Select the NEW
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IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

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Logo: NUVEEN Investments

Timothy R. Schwertfeger
Chairman of the Board

Photo of: Timothy R. Schwertfeger

Sidebar text: WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A WELL-BALANCED PORTFOLIO.

Dear
   SHAREHOLDER

By coincidence, this letter is dated April 15 - the one day every year when the value of tax-free income may be the most obvious.

So on this date in particular, I am very pleased to report that for the period ended February 29, 2004, your Nuveen California Fund continued to provide you with attractive monthly tax-free income.

While tax-free income always is welcome, many of you may have begun to wonder whether interest rates will rise, and whether that possibility should cause you to adjust your holdings of tax-free municipal bond investments. We believe that these are questions that should be thought through with a clear focus on your long-term financial goals and not on day-to-day market movements. By maintaining a carefully balanced portfolio with the help of a trusted investment professional, you may be able to reduce your overall investment risk over the long-term, and give yourself a better chance to meet your ultimate financial goals. We think that municipal bond investments like your Nuveen Fund can be important building blocks in a well-balanced portfolio - not only on April 15, but on every other day of the year as well.

As you read through this report, please don't skip the inside front cover. I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

April 15, 2004

Nuveen California Municipal Closed-End Exchange-Traded Funds
(NPC, NCL, NCU, NAC, NVX, NZH, NKL, NKX)

Portfolio Managers'
               COMMENTS



Portfolio managers Tom O'Shaughnessy and Scott Romans review national and state economic and market conditions, key investment strategies, and the six-month performance of the Funds. With 21 years of experience at Nuveen, Tom has managed NPC and NCL since January 2003. Scott, who joined Nuveen in 2000, also assumed portfolio management responsibility for the remaining six Funds in January 2003.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE REPORTING PERIOD ENDED FEBRUARY 29, 2004?

During this reporting period, the greatest influences on the national economy and the municipal market continued to be historically low interest rates, little movement in the reported rate of inflation, and growing evidence of economic improvement. Since its last credit easing in June 2003, the Federal Reserve has maintained the fed funds rate at 1.0%, the lowest level since 1958. This accommodative monetary policy helped to spur economic growth of 4.1% (annualized) in the fourth quarter of 2003, bringing the growth in the gross domestic product (GDP) for all of 2003 to a solid 3.1%. Over the six-month reporting period, inflation remained under control, with the increase in the core CPI averaging 1.2% year-over-year.

In this generally favorable environment, many municipal bonds performed well during the six months ended February 29, 2004. Although municipal supply nationally in 2003 reached $382.7 billion, breaking the record set in 2002, issuance slowed somewhat during the last half of 2003. Tighter supply continued into the first two months of 2004, with national issuance totaling $42.5 billion, a decrease of 26% from January-February 2003. For the entire six-month period ended February 2004, we saw $26 billion less in new bonds coming to market than in the preceding six months.

HOW WERE ECONOMIC AND MARKET CONDITIONS IN CALIFORNIA?

Despite a period of enormous political and financial uncertainty, California generally managed to track the national economic recovery over the six months ended February 29, 2004. While the state economy remained hindered by the slow recovery of the technology sector, a strong housing market helped to fuel growth in construction, financial services (driven by demand for mortgage financing), and consumer spending. Increased defense spending also had positive implications for the state's aerospace industry. In addition, California's $100 billion export industry, covering agricultural, computer, and electronic products, was aided by the decline in the U.S. dollar. In general, the Bay Area and Silicon Valley remained the weakest areas in the aftermath of the technology downturn, while other parts of the state, especially Riverside County in southern California, showed stronger economic growth. Although the state continued to lose jobs in the government, manufacturing, and business services sectors, the educational and health services, the leisure and hospitality and construction industries all experienced recent gains.

Following the October 2003 governor's recall election, attention turned to developing potential solutions to the state's fiscal crisis. Legal challenges to two bond proposals ($1.9 billion in pension obligation bonds and $10.7 billion in fiscal recovery bonds) caused both Moody's and Fitch to downgrade California's general obligation debt to Baa1/BBB from A3/A in December 2003. Standard & Poor's, which had downgraded the state in July 2003, kept its rating at BBB, and all three agencies maintained negative outlooks for the state. In January 2004, the governor proposed a $79 billion budget for fiscal 2005. The budget proposal avoids tax increases and includes expenditure cuts and spending deferrals, among other measures. To take effect, this budget must be passed by a two-thirds legislative majority before June 30, 2004. We believe a punctual budget agreement would send a strong positive signal to investors, facilitate the issuance of future bonds at more cost-effective yields for the state, and strengthen California's credit outlook.

On March 2, 2004 (following the close of this reporting period), California voters approved the issuance of $15 billion in economic recovery bonds (ERBs) as well as a resolution calling for future limits on spending and borrowing. Moody's and S&P subsequently revised their outlooks for California to stable and positive, respectively.

California continued to rank as the nation's largest issuer of municipal bonds, with $57.9 billion in new bonds in 2003, up 18% over 2002. In the first two months of 2004, however, supply fell 57% from January-February 2003 levels, as state issuance totaled $5.4 billion. This decline was due primarily to a delay in some issuance as issuing authorities waited for the outcome of the March 2004 referenda.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX MONTHS ENDED FEBRUARY 29, 2004?

Over this reporting period, our major focus continued to be on careful management of the Funds' durations1 as a way to mitigate some of the inherent interest rate risk within each Fund's portfolio and better position each Fund for potentially more consistent returns over time. Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater its interest rate risk. Overall, we were able to shorten the durations of all of these Funds during the course of the six-month period.

As noted earlier, the supply of new issue municipal bonds in California began to soften during the course of this six-month reporting period. This presented some challenges in finding securities that we believed had the potential to add value and carried the types of structures and features we prefer. The supply of attractive insured bonds was particularly tight at times, which meant there were occasional periods in managing NPC, NCL, NKL and NKX when it took a little longer than normal to make a desired purchase.

For NCU, NAC, NVX and NZH, one of our strategies over the longer term has centered on purchasing and selling California general obligation bonds (GOs) to take advantage of general market moves. In February 2004, we bought part of the $2 billion issuance of state GOs for each of these four Funds, with the goal of modestly increasing their GO holdings. As the state continues to work its way out of its current credit problems, we anticipate that the yield spreads on these bonds relative to national AAA credits with similar maturities may narrow. If this occurs, it may provide us with the opportunity to sell some of these GO holdings at attractive prices in the future.

In NCU, NAC, NVX and NZH, we also continued to purchase both investment-grade and smaller, unrated land-secured offerings. In our opinion, the market prices did not reflect our assessment of the actual risks of holding these securities, resulting in some opportunities to buy bonds we considered to be undervalued. Two such additions to NAC, NVX and NZH during this six-month period were issues by the Capistrano Unified School District on behalf of the Talega development, and by the Patterson Community Facilities District. On the other side, in September 2003 our research indicated a weakening credit picture for bonds issued for the Sacramento-Yolo Port District, and we were able to close out NVX's $3.84 million position in that credit shortly before the issue was downgraded.

In NPC and NCL, we focused on taking advantage of some of the beneficial tax positions within both Funds. NCL, in particular, had a large amount of tax loss carryforward, which over time can


1 Duration is a measure of a Fund's NAV volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

serve to offset realized capital gains within the portfolio.


HOW DID THE FUNDS PERFORM?

Individual results for the Funds, as well as for relevant benchmarks, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 2/29/04
(6-mo. cumulative, all others annualized)

Uninsured Funds        6-Mo.   1-yr.  5-Yr. 10-Yr.
--------------------------------------------------
NCU                   12.14%   9.63%  6.97%  7.00%
--------------------------------------------------
NAC                   11.54%  10.39%     --     --
--------------------------------------------------
NVX                   11.81%   9.97%     --     --
--------------------------------------------------
NZH                   12.99%  10.87%     --     --
--------------------------------------------------
Lehman Brothers CA
  Tax-Exempt Municipal
  Bond Index2          6.97%   6.17%  5.85%  6.40%
--------------------------------------------------
Lipper CA Municipal
  Debt Funds category
  average3            11.51%   9.11%  6.32%  6.67%
--------------------------------------------------

Insured Funds          6-Mo.   1-yr.  5-Yr. 10-Yr.
--------------------------------------------------
NPC                   10.46%   9.07%  6.55%  7.08%
--------------------------------------------------
NCL                   10.44%   9.12%  6.90%  6.99%
--------------------------------------------------
NKL                   12.73%  10.38%     --     --
--------------------------------------------------
NKX                   13.17%  11.12%     --     --
--------------------------------------------------
Lehman Brothers CA
  Insured Tax-Exempt
  Municipal Bond
  Index2               7.05%   6.53%  6.12%  6.55%
--------------------------------------------------
Lipper CA Insured
  Municipal Debt Funds
  category average3   11.14%   8.91%  6.26%  6.77%
--------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended February 29, 2004, the total returns of all eight of the Funds in this report outperformed their respective Lehman Brothers California Municipal Bond benchmarks. The use of leverage was the primary factor that influenced the Funds'six-month returns relative to these unmanaged, unleveraged indexes. While leveraging can add volatility to net asset value and share price, this strategy can also provide opportunities for additional income and total return for common shareholders during periods of low or falling interest rates, which was the case during this relatively short reporting period.

The Funds' total return performances during this period, when compared with each other, also were influenced by their durations. Generally, the longer the duration of a Fund, the more its value will be affected by changes in prevailing interest rates. Over this six-month reporting period, interest rates generally declined which caused bond prices to rise and helped enhance the Funds' cumulative returns. Among the Funds shown in this report, the best performers over the reporting period were the ones with the longest durations as of February 29, 2004.

In addition to leverage and duration, NCU, NAC, NVX, NZH, NKL and NKX all held bonds backed by revenues from the 1998 master tobacco settlement agreement. Recently, in the wake of some favorable legal developments, the market took a more optimistic view of these securities. As a result, over the six-month reporting period, tobacco bonds generally appreciated and made strong contributions to these Fund's returns.

Looking at other factors that affected each Fund's performance over the reporting period, NCU was helped by its water and sewer bond holdings. NAC benefited from its allocation to non-rated, land-secured offerings, but saw some of its multifamily housing bonds trail the general market. NVX and NZH had good performance from their toll road holdings, although NVX's allocation to multifamily housing bonds constrained its performance since this sector did not do as well as many others over this reporting period.

Among the insured Funds, NPC and NCL benefited from the generally strong performance of insured California bonds over a period of budget and political uncertainty and generally falling interest rates. NKL and NKX took advantage of their ability to invest up to 20% of their assets in uninsured, investment-grade quality bonds to enhance their returns over the reporting period. In particular, NKL was helped by the performance of some of its multifamily housing bonds, while NKX benefited

2 The Lehman Brothers California Tax-Exempt Municipal Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade California municipal bonds. The Lehman Brothers California Insured Tax-Exempt Municipal Bond Index is an unleveraged, unmanaged index comprised of a broad range of insured California municipal bonds. Results for the Lehman indexes do not reflect any expenses.

3 The Lipper California Municipal Debt Funds category average is calculated using all the California leveraged and unleveraged closed-end exchange-traded funds in the Lipper peer group for the respective periods. The Lipper California Insured Municipal Debt Funds category average is calculated using all the insured California leveraged and unleveraged closed-end exchange-traded funds in the Lipper peer group for the respective periods. Fund and Lipper returns assume reinvestment of dividends.

from rising prices among some of its water and sewer bonds.


WHAT ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels, the dividend-paying capabilities of these Funds benefited from their leveraged structure over the six months ended February 2004. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, the Funds generally pay relatively low dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. During this six-month period, continued low short-term rates enabled us to increase the dividends of NPC, NAC and NVX. Leverage also helped to support the dividends of NCL and NCU, both of which had offered shareholders 45 consecutive months of steady or increasing dividends as of February 29, 2004. NZH, NKL and NKX, which were introduced in late 2001 and 2002, each have continued to provide stable, attractive dividends since their inceptions.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of February 29, 2004, all of the Funds in this report except NKX had positive UNII.

As of February 29, 2004, all eight Funds were trading at share price discounts to their net asset values (see charts on individual Performance Overview pages).

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF FEBRUARY 29, 2004?

We believed that, given the current geopolitical and economic climate, maintaining strong credit quality was a vital requirement. NPC and NCL continued to be 100% invested in insured and/or U.S. guaranteed securities. NKL and NKX, which are allowed to invest up to 20% of their assets in uninsured, investment-grade quality securities, held 80% and 82% of their portfolios, respectively, in insured bonds as of February 29, 2004. The other Funds also offered excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 63% in NAC to 67% in NCU and NZH, and 71% in NVX. At the same time, NCU, NVX and NZH had modest increases in their holdings rated BBB or lower over the course of the reporting period, due in part to the downgrade of California general obligation bonds by Moody's in December 2003.

As of February 29, 2004, potential call exposure during 2004-2005 ranged from zero in NKL and NKX to 1% in NVX, 2% in NAC and NZH, and 8% in NPC and NCL. NCU, which marked its ten-year anniversary in mid-2003, faces potential calls on 19% of its portfolio over this period as the Fund continues to work its way through a period typically associated with increased call exposure. The actual number of bond calls in all of these Funds will depend largely on market interest rates.

In general, we believe that these Funds can continue to serve as attractive sources of tax-free income, while simultaneously offering the potential for portfolio diversification. In our opinion, the Funds represent a quality component of a well-balanced core investment portfolio that can continue to benefit shareholders over time.

Nuveen Insured California Premium Income Municipal Fund, Inc.

Performance
   OVERVIEW As of February 29, 2004


NPC

Pie Chart:
CREDIT QUALITY
Insured                          78%
Insured and U.S. Guaranteed       3%
U.S. Guaranteed                  19%


PORTFOLIO SNAPSHOT
--------------------------------------------------
Share Price                                 $16.22
--------------------------------------------------
Common Share Net Asset Value                $16.68
--------------------------------------------------
Premium/(Discount) to NAV                   -2.76%
--------------------------------------------------
Market Yield                                 5.70%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.70%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $107,420
--------------------------------------------------
Average Effective Maturity (Years)           18.89
--------------------------------------------------
Leverage-Adjusted Duration                    8.49
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/19/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.18%         9.07%
--------------------------------------------------
5-Year                         5.99%         6.55%
--------------------------------------------------
10-Year                        7.38%         7.08%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         25%
--------------------------------------------------
U.S. Guaranteed                                22%
--------------------------------------------------
Water and Sewer                                18%
--------------------------------------------------
Utilities                                      12%
--------------------------------------------------
Tax Obligation/Limited                         10%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                        0.076
Apr                        0.076
May                        0.076
Jun                        0.076
Jul                        0.076
Aug                        0.076
Sep                        0.076
Oct                        0.076
Nov                        0.076
Dec                        0.077
Jan                        0.077
Feb                        0.077

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/03                     15.8
                           15.9
                           16.25
                           15.67
                           15.91
                           16
                           15.85
                           16.1
                           15.82
                           16.25
                           16.39
                           16.42
                           16.6
                           16.75
                           16.35
                           16.2
                           16.27
                           15.9
                           15.25
                           14.55
                           15.03
                           14.85
                           14.81
                           15.07
                           15.02
                           15.16
                           15.2
                           15.04
                           15.35
                           15.36
                           15.3
                           15.32
                           15.44
                           15.39
                           15.75
                           15.79
                           15.72
                           15.64
                           15.88
                           16.07
                           16.12
                           16.31
                           16.42
                           16.09
                           16.06
                           16.21
                           16.09
                           16.27
2/29/04                    16.22

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0615 per share.

Nuveen Insured California Premium Income Municipal Fund 2, Inc.

Performance
   OVERVIEW As of February 29, 2004


NCL


Pie Chart:
CREDIT QUALITY
Insured                          95%
Insured and U.S. Guaranteed       3%
U.S. Guaranteed                   2%

PORTFOLIO SNAPSHOT
--------------------------------------------------
Share Price                                 $15.55
--------------------------------------------------
Common Share Net Asset Value                $15.65
--------------------------------------------------
Premium/(Discount) to NAV                   -0.64%
--------------------------------------------------
Market Yield                                 5.86%
--------------------------------------------------
Taxable-Equivalent Yield1                    8.95%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $198,683
--------------------------------------------------
Average Effective Maturity (Years)           19.54
--------------------------------------------------
Leverage-Adjusted Duration                    7.88
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/18/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.07%         9.12%
--------------------------------------------------
5-Year                         6.37%         6.90%
--------------------------------------------------
10-Year                        7.74%         6.99%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         31%
--------------------------------------------------
Tax Obligation/General                         19%
--------------------------------------------------
Water and Sewer                                14%
--------------------------------------------------
Education and Civic Organizations              11%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                        0.076
Apr                        0.076
May                        0.076
Jun                        0.076
Jul                        0.076
Aug                        0.076
Sep                        0.076
Oct                        0.076
Nov                        0.076
Dec                        0.076
Jan                        0.076
Feb                        0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/03                     15
                           15.3
                           15.2
                           14.99
                           15.14
                           15.18
                           15.2
                           15.41
                           15.48
                           15.43
                           15.65
                           15.51
                           15.77
                           16.35
                           15.75
                           15.5
                           15.52
                           15.28
                           14.71
                           14.37
                           14.42
                           14.36
                           14.29
                           14.32
                           14.69
                           14.62
                           14.74
                           14.7
                           14.95
                           14.84
                           14.92
                           14.93
                           15.2
                           15.26
                           15.19
                           15.32
                           15.33
                           15.3
                           15.33
                           15.43
                           15.6
                           15.59
                           15.53
                           15.52
                           15.46
                           15.44
                           15.51
                           15.53
2/29/04                    15.55

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen California Premium Income Municipal Fund

Performance
   OVERVIEW As of February 29, 2004


NCU


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed              59%
AA                                8%
A                                 7%
BBB                              17%
NR                                4%
BB or lower                       5%


PORTFOLIO SNAPSHOT
--------------------------------------------------
Share Price                                 $13.87
--------------------------------------------------
Common Share Net Asset Value                $14.86
--------------------------------------------------
Premium/(Discount) to NAV                   -6.66%
--------------------------------------------------
Market Yield                                 6.32%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.65%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $85,810
--------------------------------------------------
Average Effective Maturity (Years)           17.92
--------------------------------------------------
Leverage-Adjusted Duration                   10.28
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 6/18/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.76%         9.63%
--------------------------------------------------
5-Year                         5.58%         6.97%
--------------------------------------------------
10-Year                        7.06%         7.00%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         32%
--------------------------------------------------
Tax Obligation/General                         14%
--------------------------------------------------
Healthcare                                     14%
--------------------------------------------------
Water and Sewer                                10%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                        0.073
Apr                        0.073
May                        0.073
Jun                        0.073
Jul                        0.073
Aug                        0.073
Sep                        0.073
Oct                        0.073
Nov                        0.073
Dec                        0.073
Jan                        0.073
Feb                        0.073

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/03                     13.35
                           13.55
                           13.48
                           13.19
                           13.47
                           13.47
                           13.47
                           13.5
                           13.51
                           13.78
                           13.85
                           14.09
                           14.35
                           14.6
                           14.47
                           14.29
                           14.37
                           14.24
                           13.65
                           13.1
                           13.08
                           12.8
                           12.91
                           13.02
                           13.02
                           13.18
                           13.19
                           13.31
                           13.45
                           13.43
                           13.28
                           13.35
                           13.57
                           13.65
                           13.65
                           13.69
                           13.66
                           13.64
                           13.6
                           13.61
                           13.62
                           13.71
                           13.8
                           13.87
                           13.77
                           13.78
                           13.77
                           13.84
2/29/04                    13.87


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen California Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of February 29, 2004


NAC


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed              56%
AA                                7%
A                                12%
BBB                              17%
NR                                8%


PORTFOLIO SNAPSHOT
--------------------------------------------------
Share Price                                 $15.25
--------------------------------------------------
Common Share Net Asset Value                $16.02
--------------------------------------------------
Premium/(Discount) to NAV                   -4.81%
--------------------------------------------------
Market Yield                                 6.45%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.85%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $375,070
--------------------------------------------------
Average Effective Maturity (Years)           19.37
--------------------------------------------------
Leverage-Adjusted Duration                    8.84
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 5/26/99)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        15.31%        10.39%
--------------------------------------------------
Since Inception                6.66%         8.66%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         26%
--------------------------------------------------
Tax Obligation/General                         14%
--------------------------------------------------
Transportation                                 14%
--------------------------------------------------
Healthcare                                      9%
--------------------------------------------------
Utilities                                       9%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                        0.08
Apr                        0.08
May                        0.08
Jun                        0.08
Jul                        0.08
Aug                        0.08
Sep                        0.081
Oct                        0.081
Nov                        0.081
Dec                        0.082
Jan                        0.082
Feb                        0.082


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/03                     14.35
                           14.4
                           14.62
                           14.89
                           15.04
                           15.35
                           15.66
                           15.89
                           15.69
                           15.44
                           15.49
                           15.2
                           14.6
                           14.07
                           14.36
                           14.36
                           14.06
                           14.3
                           14.48
                           14.56
                           14.68
                           14.75
                           14.74
                           14.54
                           14.52
                           14.7
                           14.88
                           14.82
                           14.72
                           14.97
                           15.13
                           15.13
                           15.33
                           15.21
                           15.29
                           15.33
                           15.29
                           15.46
                           15.13
                           15.2
                           15.17
                           15.14
2/29/04                    15.25

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen California Dividend Advantage Municipal Fund 2

Performance
   OVERVIEW As of February 29, 2004


NVX


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed              69%
A                                 7%
BBB                              17%
NR                                7%


PORTFOLIO SNAPSHOT
--------------------------------------------------
Share Price                                 $14.32
--------------------------------------------------
Common Share Net Asset Value                $15.40
--------------------------------------------------
Premium/(Discount) to NAV                   -7.01%
--------------------------------------------------
Market Yield                                 6.37%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.73%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $227,745
--------------------------------------------------
Average Effective Maturity (Years)           19.68
--------------------------------------------------
Leverage-Adjusted Duration                    9.79
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/27/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        12.37%         9.97%
--------------------------------------------------
Since Inception                4.61%         8.70%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         31%
--------------------------------------------------
Tax Obligation/General                         20%
--------------------------------------------------
Education and Civic Organizations              13%
--------------------------------------------------
Water and Sewer                                 8%
--------------------------------------------------
Housing/Multifamily                             7%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                        0.074
Apr                        0.074
May                        0.074
Jun                        0.075
Jul                        0.075
Aug                        0.075
Sep                        0.076
Oct                        0.076
Nov                        0.076
Dec                        0.076
Jan                        0.076
Feb                        0.076

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/03                     13.55
                           13.7
                           13.91
                           14.06
                           14.04
                           14.42
                           14.72
                           14.8
                           14.52
                           14.52
                           14.71
                           14.35
                           13.97
                           13.03
                           13.4
                           13.19
                           13.17
                           13.24
                           13.52
                           13.5
                           13.55
                           13.72
                           13.8
                           13.59
                           13.65
                           13.74
                           13.97
                           14
                           13.82
                           14.1
                           14.18
                           14.01
                           14.05
                           14.02
                           14.02
                           14.2
                           14.26
                           14.28
                           14.11
                           14.31
                           14.3
                           14.2
2/29/04                    14.32


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen California Dividend Advantage Municipal Fund 3

Performance
   OVERVIEW As of February 29, 2004


NZH


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed              66%
AA                                1%
A                                 8%
BBB                              18%
NR                                7%


PORTFOLIO SNAPSHOT
--------------------------------------------------
Share Price                                 $13.70
--------------------------------------------------
Common Share Net Asset Value                $15.05
--------------------------------------------------
Premium/(Discount) to NAV                   -8.97%
--------------------------------------------------
Market Yield                                 6.31%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.63%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $362,820
--------------------------------------------------
Average Effective Maturity (Years)           19.24
--------------------------------------------------
Leverage-Adjusted Duration                   10.55
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 9/25/01)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        11.16%        10.87%
--------------------------------------------------
Since Inception                2.40%         8.17%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         33%
--------------------------------------------------
Tax Obligation/General                         20%
--------------------------------------------------
Water and Sewer                                 8%
--------------------------------------------------
Utilities                                       8%
--------------------------------------------------
Healthcare                                      8%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                        0.072
Apr                        0.072
May                        0.072
Jun                        0.072
Jul                        0.072
Aug                        0.072
Sep                        0.072
Oct                        0.072
Nov                        0.072
Dec                        0.072
Jan                        0.072
Feb                        0.072


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/03                     13.12
                           13.23
                           13.3
                           13.63
                           13.7
                           13.97
                           14.24
                           14.39
                           13.92
                           14.02
                           14.2
                           14.15
                           13.42
                           12.89
                           13.16
                           12.68
                           12.71
                           12.71
                           12.87
                           12.85
                           13.11
                           13.2
                           13.17
                           13.1
                           13.12
                           13.13
                           13.29
                           13.41
                           13.54
                           13.4
                           13.62
                           13.55
                           13.43
                           13.32
                           13.31
                           13.5
                           13.74
                           13.71
                           13.51
                           13.69
                           13.81
                           13.61
2/29/04                    13.7


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen Insured California Dividend Advantage Municipal Fund

Performance
   OVERVIEW As of February 29, 2004


NKL


Pie Chart:
CREDIT QUALITY
Insured                          80%
AAA (uninsured)                   1%
AA (uninsured)                    3%
A (uninsured)                     5%
BBB (uninsured)                  11%


PORTFOLIO SNAPSHOT
--------------------------------------------------
Share Price                                 $15.16
--------------------------------------------------
Common Share Net Asset Value                $15.85
--------------------------------------------------
Premium/(Discount) to NAV                   -4.35%
--------------------------------------------------
Market Yield                                 6.02%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.19%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $241,880
--------------------------------------------------
Average Effective Maturity (Years)           21.55
--------------------------------------------------
Leverage-Adjusted Duration                   10.07
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 3/25/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                        10.78%        10.38%
--------------------------------------------------
Since Inception                7.26%        12.17%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         28%
--------------------------------------------------
Tax Obligation/General                         27%
--------------------------------------------------
Utilities                                      14%
--------------------------------------------------
Water and Sewer                                11%
--------------------------------------------------
Education and Civic Organizations               6%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                        0.076
Apr                        0.076
May                        0.076
Jun                        0.076
Jul                        0.076
Aug                        0.076
Sep                        0.076
Oct                        0.076
Nov                        0.076
Dec                        0.076
Jan                        0.076
Feb                        0.076


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/03                     14.71
                           14.75
                           14.85
                           15
                           15
                           15.18
                           15.47
                           15.37
                           15.38
                           15.27
                           15.25
                           15.02
                           14.36
                           13.8
                           13.9
                           13.71
                           13.91
                           14
                           14.55
                           14.26
                           14.35
                           14.42
                           14.47
                           14.32
                           14.36
                           14.51
                           14.84
                           14.75
                           14.65
                           14.8
                           14.6
                           14.74
                           14.74
                           14.6
                           14.75
                           14.83
                           14.97
                           14.96
                           14.76
                           14.9
                           14.97
                           15
2/29/04                    15.16

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2003 of $0.1252 per share.

Nuveen Insured California Tax-Free Advantage Municipal Fund

Performance
   OVERVIEW As of February 29, 2004


NKX


Pie Chart:
CREDIT QUALITY
Insured                          82%
A (uninsured)                     5%
BBB (uninsured)                  13%


PORTFOLIO SNAPSHOT
--------------------------------------------------
Share Price                                 $15.04
--------------------------------------------------
Common Share Net Asset Value                $15.13
--------------------------------------------------
Premium/(Discount) to NAV                   -0.59%
--------------------------------------------------
Market Yield                                 6.02%
--------------------------------------------------
Taxable-Equivalent Yield1                    9.19%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                       $88,974
--------------------------------------------------
Average Effective Maturity (Years)           21.81
--------------------------------------------------
Leverage-Adjusted Duration                   10.39
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 11/21/02)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
1-Year                         9.62%        11.12%
--------------------------------------------------
Since Inception                6.07%        10.47%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         32%
--------------------------------------------------
Tax Obligation/Limited                         30%
--------------------------------------------------
Healthcare                                     12%
--------------------------------------------------
Transportation                                  9%
--------------------------------------------------
Water and Sewer                                 8%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                        0.0755
Apr                        0.0755
May                        0.0755
Jun                        0.0755
Jul                        0.0755
Aug                        0.0755
Sep                        0.0755
Oct                        0.0755
Nov                        0.0755
Dec                        0.0755
Jan                        0.0755
Feb                        0.0755


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/03                     14.7
                           14.76
                           14.85
                           14.82
                           14.78
                           15.15
                           15.45
                           15.95
                           15.19
                           15.02
                           15.5
                           15.3
                           15.06
                           14.2
                           14.45
                           14.08
                           13.85
                           13.56
                           13.64
                           14.2
                           14.15
                           14.02
                           14.64
                           14.35
                           14.37
                           14.26
                           14.55
                           14.66
                           14.42
                           14.56
                           14.48
                           14.1
                           14.07
                           14
                           14.07
                           14.55
                           14.74
                           15
                           14.89
                           14.97
                           14.8
                           14.94
2/29/04                    15.04


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Shareholder
       MEETING REPORT

The Shareholder Meeting was held in Chicago, Illinois, on November 17, 2003.

                                             NPC                               NCL                                NCU
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                  Common and                         Common and                         Common and
                               MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred
                               shares voting    shares voting     shares voting    shares voting     shares voting    shares voting
                                    together         together          together         together          together         together
                                  as a class       as a class        as a class       as a class        as a class       as a class
====================================================================================================================================
William E. Bennett
   For                             5,822,643               --        11,840,525               --         5,293,753               --
   Withhold                           72,948               --            92,030               --            57,063               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           5,895,591               --        11,932,555               --         5,350,816               --
====================================================================================================================================
Robert P. Bremner
   For                             5,827,310               --        11,842,695               --         5,293,453               --
   Withhold                           68,281               --            89,860               --            57,363               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           5,895,591               --        11,932,555               --         5,350,816               --
====================================================================================================================================
Lawrence H. Brown
   For                             5,825,593               --        11,842,895               --         5,297,764               --
   Withhold                           69,998               --            89,660               --            53,052               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           5,895,591               --        11,932,555               --         5,350,816               --
====================================================================================================================================
Jack B. Evans
   For                             5,827,093               --        11,841,295               --         5,294,059               --
   Withhold                           68,498               --            91,260               --            56,757               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           5,895,591               --        11,932,555               --         5,350,816               --
====================================================================================================================================
Anne E. Impellizzeri
   For                             5,826,410               --        11,841,995               --         5,293,764               --
   Withhold                           69,181               --            90,560               --            57,052               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           5,895,591               --        11,932,555               --         5,350,816               --
====================================================================================================================================
William L. Kissick
   For                             5,827,410               --        11,841,995               --         5,297,364               --
   Withhold                           68,181               --            90,560               --            53,452               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           5,895,591               --        11,932,555               --         5,350,816               --
====================================================================================================================================
Thomas E. Leafstrand
   For                             5,826,193               --        11,842,595               --         5,297,864               --
   Withhold                           69,398               --            89,960               --            52,952               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           5,895,591               --        11,932,555               --         5,350,816               --
====================================================================================================================================
Peter R. Sawers
   For                             5,825,193               --        11,842,595               --         5,293,864               --
   Withhold                           70,398               --            89,960               --            56,952               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           5,895,591               --        11,932,555               --         5,350,816               --
====================================================================================================================================

                                             NPC                               NCL                                NCU
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                  Common and                         Common and                         Common and
                               MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred
                               shares voting    shares voting     shares voting    shares voting     shares voting    shares voting
                                    together         together          together         together          together         together
                                  as a class       as a class        as a class       as a class        as a class       as a class
====================================================================================================================================
William J. Schneider
   For                                    --            1,711                --            3,331                --            1,595
   Withhold                               --                4                --                7                --                1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  --            1,715                --            3,338                --            1,596
====================================================================================================================================
Timothy R. Schwertfeger
   For                                    --            1,711                --            3,331                --            1,595
   Withhold                               --                4                --                7                --                1
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  --            1,715                --            3,338                --            1,596
====================================================================================================================================
Judith M. Stockdale
   For                             5,823,310               --        11,841,695               --         5,298,153               --
   Withhold                           72,281               --            90,860               --            52,663               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           5,895,591               --        11,932,555               --         5,350,816               --
====================================================================================================================================
Sheila W. Wellington
   For                             5,823,410               --        11,840,995               --         5,293,764               --
   Withhold                           72,181               --            91,560               --            57,052               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                           5,895,591               --        11,932,555               --         5,350,816               --
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)

                                            NAC                                 NVX                               NZH
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:

                                  Common and                         Common and                         Common and
                               MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred
                               shares voting    shares voting     shares voting    shares voting     shares voting    shares voting
                                    together         together          together         together          together         together
                                  as a class       as a class        as a class       as a class        as a class       as a class
====================================================================================================================================
William E. Bennett
   For                            22,471,003               --        14,392,024               --        23,471,950               --
   Withhold                          146,371               --            87,046               --           189,218               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          22,617,374               --        14,479,070               --        23,661,168               --
====================================================================================================================================
Robert P. Bremner
   For                            22,475,129               --        14,399,117               --        23,474,303               --
   Withhold                          142,245               --            79,953               --           186,865               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          22,617,374               --        14,479,070               --        23,661,168               --
====================================================================================================================================
Lawrence H. Brown
   For                            22,475,937               --        14,397,091               --        23,477,403               --
   Withhold                          141,437               --            81,979               --           183,765               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          22,617,374               --        14,479,070               --        23,661,168               --
====================================================================================================================================
Jack B. Evans
   For                            22,459,337               --        14,394,917               --        23,477,403               --
   Withhold                          158,037               --            84,153               --           183,765               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          22,617,374               --        14,479,070               --        23,661,168               --
====================================================================================================================================
Anne E. Impellizzeri
   For                            22,475,379               --        14,397,412               --        23,477,400               --
   Withhold                          141,995               --            81,658               --           183,768               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          22,617,374               --        14,479,070               --        23,661,168               --
====================================================================================================================================
William L. Kissick
   For                            22,474,079               --        14,320,231               --        23,477,070               --
   Withhold                          143,295               --           158,839               --           184,098               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          22,617,374               --        14,479,070               --        23,661,168               --
====================================================================================================================================
Thomas E. Leafstrand
   For                            22,473,379               --        14,398,096               --        23,477,070               --
   Withhold                          143,995               --            80,974               --           184,098               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          22,617,374               --        14,479,070               --        23,661,168               --
====================================================================================================================================
Peter R. Sawers
   For                            22,456,079               --        14,393,896               --        23,477,400               --
   Withhold                          161,295               --            85,174               --           183,768               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          22,617,374               --        14,479,070               --        23,661,168               --
====================================================================================================================================

                                            NAC                                 NVX                               NZH
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS: (CONTINUED)
                                  Common and                         Common and                         Common and
                               MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred
                               shares voting    shares voting     shares voting    shares voting     shares voting    shares voting
                                    together         together          together         together          together         together
                                  as a class       as a class        as a class       as a class        as a class       as a class
====================================================================================================================================
William J. Schneider
   For                                    --            6,435                --            4,038                --            6,847
   Withhold                               --               77                --                8                --                9
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  --            6,512                --            4,046                --            6,856
====================================================================================================================================
Timothy R. Schwertfeger
   For                                    --            6,435                --            4,017                --            6,847
   Withhold                               --               77                --               29                --                9
------------------------------------------------------------------------------------------------------------------------------------
   Total                                  --            6,512                --            4,046                --            6,856
====================================================================================================================================
Judith M. Stockdale
   For                            22,462,479               --        14,378,621               --        23,477,403               --
   Withhold                          154,895               --           100,449               --           183,765               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          22,617,374               --        14,479,070               --        23,661,168               --
====================================================================================================================================
Sheila W. Wellington
   For                            22,456,729               --        14,372,916               --        23,473,970               --
   Withhold                          160,645               --           106,154               --           187,198               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                          22,617,374               --        14,479,070               --        23,661,168               --
====================================================================================================================================

Shareholder
       MEETING REPORT (continued)
                                                                                NKL                              NKX
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS:
                                                                     Common and                         Common and
                                                                  MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred
                                                                  shares voting    shares voting     shares voting    shares voting
                                                                       together         together          together         together
                                                                     as a class       as a class        as a class       as a class
====================================================================================================================================
William E. Bennett
   For                                                               14,978,316               --         5,740,890               --
   Withhold                                                              96,605               --            19,800               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             15,074,921               --         5,760,690               --
====================================================================================================================================
Robert P. Bremner
   For                                                               14,979,491               --         5,741,640               --
   Withhold                                                              95,430               --            19,050               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             15,074,921               --         5,760,690               --
====================================================================================================================================
Lawrence H. Brown
   For                                                               14,978,866               --         5,741,640               --
   Withhold                                                              96,055               --            19,050               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             15,074,921               --         5,760,690               --
====================================================================================================================================
Jack B. Evans
   For                                                               14,981,166               --         5,742,640               --
   Withhold                                                              93,755               --            18,050               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             15,074,921               --         5,760,690               --
====================================================================================================================================
Anne E. Impellizzeri
   For                                                               14,979,866               --         5,731,640               --
   Withhold                                                              95,055               --            29,050               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             15,074,921               --         5,760,690               --
====================================================================================================================================
William L. Kissick
   For                                                               14,978,533               --         5,732,640               --
   Withhold                                                              96,388               --            28,050               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             15,074,921               --         5,760,690               --
====================================================================================================================================
Thomas E. Leafstrand
   For                                                               14,979,533               --         5,731,640               --
   Withhold                                                              95,388               --            29,050               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             15,074,921               --         5,760,690               --
====================================================================================================================================
Peter R. Sawers
   For                                                               14,979,866               --         5,731,640               --
   Withhold                                                              95,055               --            29,050               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             15,074,921               --         5,760,690               --
====================================================================================================================================


                                                                                NKL                               NKX
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS REACHED AS FOLLOWS: (CONTINUED)
                                                                     Common and                         Common and
                                                                  MuniPreferred    MuniPreferred     MuniPreferred    MuniPreferred
                                                                  shares voting    shares voting     shares voting    shares voting
                                                                       together         together          together         together
                                                                     as a class       as a class        as a class       as a class
====================================================================================================================================
William J. Schneider
   For                                                                       --            4,546                --            1,731
   Withhold                                                                  --               30                --               13
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     --            4,576                --            1,744
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                                       --            4,546                --            1,731
   Withhold                                                                  --               30                --               13
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                                     --            4,576                --            1,744
====================================================================================================================================
Judith M. Stockdale
   For                                                               14,979,866               --         5,741,640               --
   Withhold                                                              95,055               --            19,050               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             15,074,921               --         5,760,690               --
====================================================================================================================================
Sheila W. Wellington
   For                                                               14,965,358               --         5,741,640               --
   Withhold                                                             109,563               --            19,050               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                             15,074,921               --         5,760,690               --
====================================================================================================================================

                            Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 11.2%

$       2,000   California Educational Facilities Authority, Revenue Bonds,           9/06 at 102.00         AAA     $    2,226,080
                 Santa Clara University, Series 1996, 5.750%, 9/01/26 -
                 MBIA Insured

        5,000   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa          5,278,500
                 Revenue Bonds, Cal Loan Program, Series 2001A,
                 5.400%, 3/01/21 (Alternative Minimum Tax) -
                 MBIA Insured

        2,000   University of California, Revenue Bonds, Multiple Purpose             9/10 at 101.00         AAA          2,108,580
                 Projects, Series 2002O, 5.125%, 9/01/31 - FGIC Insured

        2,350   University of California, Multiple Purpose Projects, Revenue          5/13 at 100.00         AAA          2,469,380
                 Bonds, Series 2003A, 5.000%, 5/15/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 4.5%

        3,000   California Health Facilities Financing Authority, Insured             8/08 at 101.00         AAA          3,163,950
                 Revenue Bonds, Sutter Health, Series 1998A,
                 5.375%, 8/15/30 - MBIA Insured

        1,500   California Statewide Communities Development                          8/09 at 101.00         AAA          1,687,095
                 Authority, Certificates of Participation, Members of the
                 Sutter Health Obligated Group, 5.500%, 8/15/19 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.9%

        1,000   ABAG Finance Authority for Nonprofit Corporations,                    9/09 at 100.00         AAA          1,066,640
                 California, Multifamily Housing Revenue Bonds, Civic
                 Center Drive Apartments Project, Series 1999A,
                 5.800%, 9/01/20 (Alternative Minimum Tax) -
                 FSA Insured

          980   Los Angeles, California, FHA-Insured Section 8 Revenue                7/04 at 100.00         AAA            981,313
                 Refunding Mortgage Loan Bonds, Series 1993A,
                 6.300%, 1/01/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.5%

          545   California Housing Finance Agency, Single Family Mortgage             2/07 at 102.00         AAA            576,119
                 Bonds II, Series 1997A-1, 6.000%, 8/01/20 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 35.0%

                State of California, Various Purpose General Obligation Bonds:
        7,995    5.750%, 3/01/22 - MBIA Insured                                       3/10 at 101.00         AAA          8,841,830
        2,000    5.750%, 3/01/27 - MBIA Insured                                       3/10 at 101.00         AAA          2,196,280

        2,000   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA          2,053,380
                 Series 2001BZ, 5.375%, 12/01/24 (Alternative
                 Minimum Tax) - MBIA Insured

        3,570   California, General Obligation Bonds, Series 2004,                    2/14 at 100.00         AAA          3,932,319
                 5.000%, 2/01/17 - AMBAC Insured

        1,225   Fresno Unified School District, Fresno County, California,            2/13 at 103.00         AAA          1,533,798
                 General Obligation Refunding Bonds, Series 1998A,
                 6.550%, 8/01/20 - MBIA Insured

        2,500   Fresno Unified School District, Fresno County, California,            8/09 at 102.00         AAA          2,754,100
                 General Obligation Bonds, Election of 2001, Series 2001A,
                 5.125%, 8/01/26 - FSA Insured

        2,000   Los Angeles Unified School District, California, General              7/08 at 102.00         AAA          2,136,060
                 Obligation Bonds, Series 1997A, 5.000%, 7/01/21 -
                 FGIC Insured

        3,000   Pomona Unified School District, California, General                   8/11 at 103.00         AAA          3,739,290
                 Obligation Refunding Bonds, Series 1997A,
                 6.500%, 8/01/19 - MBIA Insured

                San Diego Unified School District, San Diego County, California,
                General Obligation Bonds, Election of 1998, Series 2001C:
        1,335    5.000%, 7/01/21 - FSA Insured                                        7/11 at 102.00         AAA          1,435,472
        3,500    5.000%, 7/01/22 - FSA Insured                                        7/11 at 102.00         AAA          3,738,105
        4,895    5.000%, 7/01/23 - FSA Insured                                        7/11 at 102.00         AAA          5,212,343


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 14.6%

$       2,000   California State Public Works Board, Department of Health            11/09 at 101.00         AAA     $    2,193,660
                 Services Lease Revenue Bonds, Series 1999A,
                 5.750%, 11/01/24 - MBIA Insured

        1,900   Corona-Norco Unified School District, Riverside County,               9/12 at 100.00         AAA          2,020,327
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2002, 5.100%, 9/01/25 -
                 AMBAC Insured

        5,000   El Monte, California, Senior Lien Certificates of                     1/11 at 100.00         AAA          5,352,500
                 Participation, Department of Public Services Facility -
                 Phase II, Series 2001, 5.250%, 1/01/34 -
                 AMBAC Insured

        3,000   Santa Clara County Financing Authority, California,                  11/07 at 102.00         AAA          3,178,590
                 Lease Revenue Bonds, VMC Facility Replacement
                 Project, Series 1994A, 5.000%, 11/15/22 -
                 AMBAC Insured

        2,805   Yucaipa-Calimesa Joint Unified School District,                      10/11 at 100.00         AAA          2,924,493
                 San Bernardino County, California, General Obligation
                 Refunding Bonds, Series 2001A, 5.000%, 10/01/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 31.3%

        6,000   Huntington Park Redevelopment Agency, California,                       No Opt. Call         AAA          8,944,080
                 Single Family Residential Mortgage Revenue Refunding
                 Bonds, Series 1986A, 8.000%, 12/01/19

        5,135   Palmdale Community Redevelopment Agency, California,                    No Opt. Call         AAA          7,344,334
                 Single Family Restructured Mortgage Revenue Bonds,
                 Series 1986A, 8.000%, 3/01/16 (Alternative
                 Minimum Tax)

        6,220   Riverside County, California, Single Family Mortgage                    No Opt. Call         AAA          9,678,320
                 Revenue Bonds, GNMA Mortgage-Backed Securities
                 Program, Series 1987A, 9.000%, 5/01/21 (Alternative
                 Minimum Tax)

        1,485   San Jose, California, Single Family Mortgage Revenue                    No Opt. Call         AAA          2,267,996
                 Bonds, Series 1985A, 9.500%, 10/01/13

        4,800   University of California, Hospital Revenue Bonds, Davis               7/06 at 101.00         AAA          5,352,960
                 Medical Center, Series 1996, 5.750%, 7/01/24 (Pre-refunded to 7/01/06) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 16.3%

        4,000   California Pollution Control Financing Authority,                     6/04 at 101.00         AAA          4,056,360
                 Pollution Control Revenue Bonds, Southern California
                 Edison Company, Series 1992B, 6.400%, 12/01/24
                 (Alternative Minimum Tax) - MBIA Insured

        4,000   Chula Vista, California, Industrial Development Revenue               6/04 at 101.00          A-          4,049,160
                 Bonds, San Diego Gas and Electric Company,
                 Series 1992A, 6.400%, 12/01/27 (Alternative
                 Minimum Tax)

        3,600   Sacramento Municipal Utility District, California,                      No Opt. Call         AAA          4,143,168
                 Electric Revenue Refunding Bonds, Series 2003S,
                 5.000%, 11/15/13 - MBIA Insured

        5,000   Turlock Irrigation District, California, Certificates                 1/13 at 100.00         AAA          5,238,100
                 of Participation, Series 2003A, 5.000%, 1/01/33 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 25.5%

        3,000   Los Angeles, California, Wastewater System Revenue                    5/04 at 102.00         AAA          3,034,620
                 Bonds, Series 1993D, 4.700%, 11/01/19 - FGIC Insured

        5,500   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA          5,776,045
                 of Participation, Series 2003, 5.000%, 2/01/33 -
                 FGIC Insured

        3,400   San Diego Public Facilities Financing Authority,                      5/07 at 101.00         AAA          3,685,702
                 California, Sewer Revenue Bonds, Series 1997A,
                 5.250%, 5/15/22 - FGIC Insured

                Santa Clara Valley Water District, California, Certificates
                of Participation, Series 2004A:
        1,400    5.000%, 2/01/19 - FGIC Insured                                       2/14 at 100.00         AAA          1,529,948
          445    5.000%, 2/01/20 - FGIC Insured                                       2/14 at 100.00         AAA            482,865

        2,150   Santa Clara Valley Water District, California, Water                  6/10 at 100.00         AAA          2,249,309
                 Utility System Revenue Bonds, Series 2000A,
                 5.125%, 6/01/31 - FGIC Insured

                Santa Fe Springs Public Financing Authority, California,
                Water Revenue Bonds, Series 2003A:
        1,045    5.000%, 5/01/28 - MBIA Insured                                       5/13 at 100.00         AAA          1,101,953
        2,310    5.000%, 5/01/33 - MBIA Insured                                       5/13 at 100.00         AAA          2,426,955


                                       21


                            Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (CONTINUED)

$       1,345   West Basin Municipal Water District, Revenue Certificates             8/13 at 100.00         AAA     $    1,456,878
                 of Participation, Series 2003A, 5.000%, 8/01/20 -
                 MBIA Insured

        5,000   Wheeler Ridge-Maricopa Water Storage District,                       11/06 at 102.00         AAA          5,610,900
                 Kern County, California, Water Revenue Refunding
                 Bonds, Series 1996, 5.700%, 11/01/15 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     132,935   Total Long-Term Investments (cost $135,489,010) - 140.8%                                                151,229,857
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.1%                                                                      1,190,331
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (41.9)%                                                        (45,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  107,420,188
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                            Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.9%

                California Educational Facilities Authority, Revenue Bonds,
                Santa Clara University, Series 1996:
$       2,400    5.750%, 9/01/21 - MBIA Insured                                       9/06 at 102.00         AAA     $    2,674,464
        3,000    5.750%, 9/01/26 - MBIA Insured                                       9/06 at 102.00         AAA          3,339,120

        2,000   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa          2,332,880
                 University of the Pacific, Series 2000, 5.875%, 11/01/20 -
                 MBIA Insured

        5,000   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa          5,278,500
                 Revenue Bonds, Cal Loan Program, Series 2001A,
                5.400%, 3/01/21 (Alternative Minimum Tax) - MBIA Insured

                California Infrastructure Economic Development Bank, Revenue
                Bonds, Asian Art Museum of San Francisco Project, Series 2000:
        1,295    5.500%, 6/01/19 - MBIA Insured                                       6/10 at 101.00         AAA          1,470,641
        1,000    5.500%, 6/01/20 - MBIA Insured                                       6/10 at 101.00         AAA          1,131,680

        5,380   California State University, Systemwide Revenue Bonds,                5/14 at 100.00         AAA          6,019,252
                 Series 2004A, 5.000%, 11/01/16 - FSA Insured

                University of California, Multiple Purpose Projects,
                Revenue Bonds, Series 2003A:
        6,000    5.000%, 5/15/27 - AMBAC Insured                                      5/13 at 100.00         AAA          6,332,820
        4,750    5.000%, 5/15/33 - AMBAC Insured                                      5/13 at 100.00         AAA          4,991,300


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 5.1%

        1,450   California Health Facilities Financing Authority, Insured             7/06 at 102.00         AAA          1,623,594
                 Health Facility Revenue Refunding Bonds, Mark Twain
                 St. Joseph's Healthcare Corporation, Series 1996A,
                 6.000%, 7/01/19 - MBIA Insured

        5,000   California Health Facilities Financing Authority,                     7/06 at 102.00         AAA          5,552,350
                 Insured Health Facility Revenue Refunding Bonds,
                 Catholic Healthcare West, Series 1996A,
                 6.000%, 7/01/25 - MBIA Insured

        2,500   Oakland, California, Insured Revenue Bonds,                           1/10 at 100.00         AAA          2,886,150
                 1800 Harrison Foundation - Kaiser Permanente,
                 Series 1999A, 6.000%, 1/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.6%

                ABAG Finance Authority for Nonprofit Corporations, California,
                Multifamily Housing Revenue Bonds, Civic Center Drive Apartments
                Project, Series 1999A:
        4,000    5.800%, 9/01/20 (Alternative Minimum Tax) - FSA Insured              9/09 at 100.00         AAA          4,266,560
        1,370    5.875%, 3/01/32 (Alternative Minimum Tax) - FSA Insured              9/09 at 100.00         AAA          1,445,994

        3,110   Los Angeles Community Redevelopment Agency,                           6/05 at 105.00         AAA          3,393,041
                 California, FNMACollateralized Multifamily Housing
                 Revenue Refunding Bonds, Angelus Plaza Section 8
                 Project, Series 1995A, 7.400%, 6/15/10


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.8%

        1,505   California Housing Finance Agency, Single Family                      8/07 at 101.50         AAA          1,585,412
                 Mortgage Bonds II, Series 1997C-2, 5.625%, 8/01/20
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 27.7%

        1,460   ABC Unified School District, Los Angeles County,                      8/10 at 101.00         AAA          1,711,792
                 California, General Obligation Bonds, Election of 1997,
                 Series 2000B, 5.750%, 8/01/16 - FGIC Insured

        2,770   Anaheim Union High School District, Orange County,                    8/13 at 100.00         AAA          2,926,616
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/27 - MBIA Insured

          485   California State, General Obligation Veterans Welfare                 6/04 at 102.00         AAA            491,567
                 Bonds, Series 1997BH, 5.500%, 12/01/24 (Alternative
                 Minimum Tax) - FSA Insured

                State of California, Various Purpose General
                Obligation Bonds:
        7,995    5.750%, 3/01/22 - MBIA Insured                                       3/10 at 101.00         AAA          8,841,830
        2,500    5.500%, 9/01/24 - FSA Insured                                        9/09 at 101.00         AAA          2,700,700
        2,000    5.750%, 3/01/27 - MBIA Insured                                       3/10 at 101.00         AAA          2,196,280

        8,900   California, General Obligation Bonds, Series 2003,                    2/13 at 100.00         AAA          9,300,500
                 5.000%, 2/01/31 - MBIA Insured


                                       23


                            Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       3,000   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA     $    3,080,070
                 Series 2001BZ, 5.375%, 12/01/24 (Alternative
                 Minimum Tax) - MBIA Insured

        2,500   California, General Obligation Bonds, Series 2004,                    2/14 at 100.00         AAA          2,736,350
                 5.000%, 2/01/18 - AMBAC Insured

        2,575   Calipatria Unified School District, Imperial County,                  8/06 at 102.00         AAA          2,860,490
                 California, General Obligation Bonds, Series 1996A,
                 5.625%, 8/01/13 - AMBAC Insured

                Campbell Union High School District, Santa Clara County,
                California, General Obligation Bonds, Series 2003:
        2,520    5.000%, 8/01/27 - FGIC Insured                                       8/11 at 102.00         Aaa          2,662,481
        4,000    5.000%, 8/01/32 - FGIC Insured                                       8/11 at 102.00         Aaa          4,208,360

                Fresno Unified School District, Fresno County, California,
                General Obligation Bonds, Election of 1995, Series 2001F:
        1,065    5.125%, 8/01/21 - FSA Insured                                        8/09 at 102.00         AAA          1,174,077
        1,160    5.125%, 8/01/22 - FSA Insured                                        8/09 at 102.00         AAA          1,278,540
        1,220    5.125%, 8/01/23 - FSA Insured                                        8/09 at 102.00         AAA          1,340,487

        1,500   Hacienda La Puente Unified School District, Los Angeles               8/10 at 101.00         AAA          1,612,335
                 County, California, General Obligation Bonds, Election
                 of 2000, Series 2000A, 5.250%, 8/01/25 - MBIA Insured

        1,750   Lake Tahoe Unified School District, El Dorado County,                 8/09 at 100.00         AAA          1,889,195
                 California, General Obligation Bonds, Election of 1999,
                 Series A, 5.250%, 8/01/24 - FGIC Insured

        1,270   Merced City School District, Merced County, California,               8/13 at 100.00         AAA          1,357,059
                 General Obligation Bonds, Series 2004,
                 5.000%, 8/01/22 (WI, settling 3/04/04) - FGIC Insured

        1,125   San Diego Unified School District, California, General                  No Opt. Call         AAA            490,399
                 Obligation Bonds, Election of 1998, Series 1999A,
                 0.000%, 7/01/21 - FGIC Insured

        2,000   San Francisco Community College District, California,                 6/10 at 102.00         Aaa          2,104,580
                 General Obligation Bonds, Series 2002A, 5.000%, 6/15/26 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 46.6%

                Anaheim Public Financing Authority, California, Subordinate
                Lease Revenue Bonds, Anaheim Public Improvements
                Project, Series 1997C:
        5,130    0.000%, 9/01/18 - FSA Insured                                          No Opt. Call         AAA          2,683,760
        8,000    0.000%, 9/01/21 - FSA Insured                                          No Opt. Call         AAA          3,447,760

        3,500   California Department of Transportation, Federal                        No Opt. Call         AAA          3,971,555
                 Highway Grant Anticipation Bonds, Series 2004A,
                 5.000%, 2/01/15 (WI, settling 3/10/04) - FGIC Insured

        3,450   California State Public Works Board, Department of                   11/09 at 101.00         AAA          3,784,064
                 Health Services Lease Revenue Bonds, Series 1999A,
                 5.750%, 11/01/24 - MBIA Insured

        5,000   Compton Community Redevelopment Agency, California,                   8/05 at 102.00         AAA          5,457,650
                 Tax Allocation Refunding Bonds, Merged Area
                 Redevelopment Projects, Series 1995A,
                 6.500%, 8/01/13 - FSA Insured

        4,000   Contra Costa County, California, Refunding Certificates              11/07 at 102.00         AAA          4,402,800
                 of Participation, Merrithew Memorial Hospital
                 Replacement Project, Series 1997, 5.500%, 11/01/22 -
                 MBIA Insured

        1,835   Corona-Norco Unified School District, Riverside County,               9/12 at 100.00         AAA          1,937,888
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2002, 5.100%, 9/01/32 -
                 AMBAC Insured

        6,000   El Monte, California, Senior Lien Certificates of                     1/11 at 100.00         AAA          6,339,300
                 Participation, Department of Public Services Facility -
                 Phase II, Series 2001, 5.000%, 1/01/21 - AMBAC Insured

        3,000   Galt Schools Joint Powers Authority, Sacramento County,              11/07 at 102.00         AAA          3,459,600
                 California, Revenue Refunding Bonds, High School
                 and Elementary School Facilities, Series 1997A,
                 5.875%, 11/01/24 - MBIA Insured

        5,000   Kern County Board of Education, California, Refunding                 5/08 at 102.00         AAA          5,257,350
                 Certificates of Participation, Series 1998A,
                 5.200%, 5/01/28 - MBIA Insured

        5,000   La Quinta Redevelopment Agency, California, Tax                       9/07 at 102.00         AAA          5,222,950
                 Allocation Refunding Bonds, Project Area 1, Series 1998,
                 5.200%, 9/01/28 - AMBAC Insured

        6,000   City of Los Angeles, California, Certificates of                      6/13 at 100.00         AAA          6,291,960
                 Participation, Municipal Improvement Corporation,
                 Series 2003AW, 5.000%, 6/01/33 - AMBAC Insured

        3,865   Los Angeles County Metropolitan Transportation                        7/10 at 101.00         AAA          4,158,044
                 Authority, California, Proposition C Sales Tax Revenue
                 Bonds, Second Senior Lien, Series 2000A,
                 5.250%, 7/01/30 - FGIC Insured


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,935   Menifee Union School District, Riverside County, California,          9/06 at 102.00         AAA     $    2,172,986
                 Certificates of Participation, School Project, Series 1996,
                 6.125%, 9/01/24 - FSA Insured

        2,690   Norwalk Community Facilities Financing Authority,                     9/05 at 102.00         AAA          2,938,314
                 Los Angeles County, California, Tax Allocation Revenue
                 Refunding Bonds, Series 1995A, 6.000%, 9/01/15 -
                 FSA Insured

        2,780   Pittsburg Redevelopment Agency, California, Tax                         No Opt. Call         AAA          3,185,046
                 Allocation Refunding Bonds, Los Medanos Community
                 Development Project, Series 2003A, 5.000%, 8/01/12 -
                 MBIA Insured

        4,140   Plumas County, California, Certificates of Participation,             6/13 at 101.00         AAA          4,379,872
                 Capital Improvement Program, Series 2003A,
                 5.000%, 6/01/28 - AMBAC Insured

        2,000   Poway Redevelopment Agency, California, Tax Allocation               12/10 at 102.00         AAA          2,292,760
                 Refunding Bonds, Paguay Redevelopment Project,
                 Series 2000, 5.750%, 6/15/33 - MBIA Insured

        5,000   City of San Bernardino, California, San Bernardino                    9/09 at 102.00         AAA          5,627,150
                 Joint Powers Financing Authority, Refunding Certificates
                 of Participation, Police Station, South Valle Refundings
                 and 201 Building Projects, 5.500%, 9/01/20 - MBIA Insured

        3,500   San Francisco Bay Area Rapid Transit District, California,            7/09 at 101.00         AAA          3,902,395
                 Sales Tax Revenue Bonds, Series 1999, 5.500%, 7/01/34 -
                 FGIC Insured

        1,930   Santa Margarita/Dana Point Authority, Orange County,                    No Opt. Call         AAA          2,095,710
                 California, Revenue Bonds Refinancing, Improvement
                 Districts 1, 2, 2A and 8, Series 1994A, 7.250%, 8/01/05 - MBIA
                 Insured

        3,000   South Orange County Public Financing Authority, California,             No Opt. Call         AAA          3,760,320
                 Special Tax Revenue Bonds, Foothill Area, Series 1994C,
                 8.000%, 8/15/08 - FGIC Insured

        5,450   Visalia, California, Refunding Certificates of                       12/06 at 102.00         AAA          5,939,410
                 Participation, Motor Vehicle License Fee Enhancement,
                 Series 1996A, 5.375%, 12/01/26 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 6.5%

        6,500   Foothill-Eastern Transportation Corridor Agency,                       1/10 at 65.32         AAA          3,229,785
                 California, Toll Road Refunding Revenue Bonds,
                 Series 1999, 0.000%, 1/15/18 - MBIA Insured

        4,000   Orange County Transportation Authority, California,                   8/13 at 100.00         AAA          4,393,640
                 Toll Road Revenue Bonds, 91 Express Lanes Project,
                 Series 2003A, 5.000%, 8/15/18 - AMBAC Insured

        5,000   San Francisco City and County Airports Commission,                    5/11 at 100.00         AAA          5,216,600
                 California, Revenue Refunding Bonds, San Francisco
                 International Airport, Series 2, Issue 27A, 5.250%, 5/01/31
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 7.6%

        2,865   Central Unified School District, Fresno County, California,           3/04 at 101.00         AAA          2,933,846
                 General Obligation Bonds, Election of 1992, Series 1993,
                 5.625%, 3/01/18 - AMBAC Insured

        3,000   Escondido Union High School District, San Diego County,              11/06 at 102.00         AAA          3,317,340
                 California, General Obligation Bonds, Election of 1996,
                 Series 1996, 5.700%, 11/01/10 - MBIA Insured

        4,320   Riverside County, California, Single Family Mortgage                    No Opt. Call         AAA          6,366,643
                 Revenue Bonds, GNMA Mortgage-Backed Securities
                 Program, Series 1987B, 8.625%, 5/01/16 (Alternative
                 Minimum Tax)

        2,500   San Francisco City and County Airports Commission,                    5/04 at 101.00         AAA          2,548,025
                 California, Revenue Bonds, San Francisco International
                 Airport, Series 2, Issue 8B, 6.100%, 5/01/20 (Pre-refunded to 5/01/04) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.0%

        3,740   California Pollution Control Financing Authority,                     9/09 at 101.00         AAA          4,041,481
                 Pollution Control Revenue Refunding Bonds, Southern
                 California Edison Company, Series 1999B,
                 5.450%, 9/01/29 - MBIA Insured

        3,215   Modesto Irrigation District, California, Revenue Refunding           10/06 at 102.00         AAA          3,638,448
                 Bonds, Series 1996A, 6.000%, 10/01/15 - MBIA Insured

        3,500   Puerto Rico Electric Power Authority, Power Revenue                   7/12 at 101.00         AAA          3,778,180
                 Bonds, Series 2002-II, 5.125%, 7/01/26 - FSA Insured

        1,790   Sacramento City Financing Authority, California, Capital             12/09 at 102.00         AAA          2,100,207
                 Improvement Revenue Bonds, Solid Waste and
                 Redevelopment Projects, Series 1999,
                 5.800%, 12/01/19 - AMBAC Insured

        1,950   Salinas Valley Solid Waste Authority, California,                     8/12 at 100.00         AAA          2,051,439
                 Revenue Bonds, Series 2002, 5.250%, 8/01/27
                 (Alternative Minimum Tax) - AMBAC Insured


                                       25


                            Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

                Santa Clara, California, Electric Revenue Subordinate
                Bonds, Series 2003A:
$       2,800    5.000%, 7/01/24 - MBIA Insured                                       7/13 at 100.00         AAA     $    2,968,168
        5,000    5.000%, 7/01/28 - MBIA Insured                                       7/13 at 100.00         AAA          5,268,700


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 20.4%

        3,530   Castaic Lake Water Agency, California, Revenue Refunding                No Opt. Call         AAA          3,633,994
                 Certificates of Participation, Water System Improvement
                 Projects, Series 1994A, 8.000%, 8/01/04 - MBIA Insured

        2,975   Chino Basin Regional Financing Authority, California,                 8/04 at 102.00         AAA          3,096,886
                 Revenue Bonds, Chino Basin Municipal Water District
                 Sewer System Project, Series 1994, 6.000%, 8/01/16 -
                 AMBAC Insured

       12,500   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA         13,127,375
                 of Participation, Series 2003, 5.000%, 2/01/33 -
                 FGIC Insured

        2,775   Pomona Public Financing Authority, California, Revenue                5/09 at 101.00         AAA          3,085,689
                 Bonds, Water Facilities Project, Series 1999AC,
                 5.500%, 5/01/29 - FGIC Insured

        1,000   Sacramento County Sanitation District Financing Authority,           12/10 at 101.00         AAA          1,134,510
                 California, Revenue Bonds, Series 2000A,
                 5.500%, 12/01/20 - AMBAC Insured

        3,675   San Dieguito Water District, California, Water Revenue               10/14 at 100.00         AAA          3,938,828
                 Bonds, Series 2004, 5.000%, 10/01/23 - FGIC Insured

          465   Santa Clara Valley Water District, California,                        2/14 at 100.00         AAA            501,000
                 Certificates of Participation, Series 2004A,
                 5.000%, 2/01/21 - FGIC Insured

        2,000   South San Joaquin Irrigation District, San Joaquin                    7/04 at 102.00         AAA          2,046,900
                 County, California, Revenue Refunding Certificates
                 of Participation, Series 1993, 5.500%, 1/01/15 -
                 AMBAC Insured

        5,000   West Basin Municipal Water District, Revenue Certificates             8/13 at 100.00         AAA          5,266,800
                 of Participation, Series 2003A, 5.000%, 8/01/30 -
                 MBIA Insured

                Yorba Linda Water District, California, Certificates of
                Participation, Highland Reservoir Renovation, Series 2003:
        2,010    5.000%, 10/01/28 - FGIC Insured                                     10/13 at 100.00         AAA          2,123,624
        2,530    5.000%, 10/01/33 - FGIC Insured                                     10/13 at 100.00         AAA          2,662,850
------------------------------------------------------------------------------------------------------------------------------------
$     282,400   Total Long-Term Investments (cost $270,921,090) - 148.2%                                                294,467,068
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.4)%                                                                     (784,188)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (47.8)%                                                        (95,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  198,682,880
                ====================================================================================================================


                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or
                    Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       26

                            Nuveen California Premium Income Municipal Fund (NCU)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.8%

$       1,500   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa2     $    1,400,685
                 Settlement Asset-Backed Bonds, Alameda County
                 Tobacco Asset Securitization Corporation, Series 2002,
                 5.750%, 6/01/29

        3,870   California Statewide Financing Authority, Tobacco                     5/12 at 100.00        Baa2          3,553,357
                 Settlement Asset-Backed Bonds, Pooled Tobacco
                 Securitization Program, Series 2002A, 5.625%, 5/01/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 2.0%

        1,500   University of California, Multiple Purpose Projects,                  5/13 at 100.00         AAA          1,673,625
                 Revenue Bonds, Series 2003A, 5.125%, 5/15/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 21.5%

        1,500   California Health Facilities Financing Authority,                    12/09 at 101.00          A3          1,627,230
                 Revenue Bonds, Cedars-Sinai Medical Center,
                 Series 1999A, 6.125%, 12/01/30

        5,150   California Health Facilities Financing Authority,                     5/04 at 101.00         BB+          4,452,690
                 Hospital Revenue Bonds, Downey Community Hospital,
                 Series 1993, 5.750%, 5/15/15

        1,500   California Infrastructure Economic Development Bank,                  8/11 at 102.00           A          1,581,075
                 Revenue Bonds, Kaiser Hospital Assistance LLC,
                 Series 2001A, 5.550%, 8/01/31

        8,100   California Statewide Community Development Authority,                   No Opt. Call         AAA          8,778,537
                 Revenue Refunding Bonds, Sherman Oaks Project,
                 Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

        2,000   Loma Linda, California, Hospital Revenue Bonds, Loma                  6/04 at 102.00          BB          2,043,700
                 Linda University Medical Center Project, Series 1993A,
                 6.000%, 12/01/06


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 9.1%

        1,600   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          1,687,824
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 5.250%, 5/15/25
                 (Mandatory put 5/15/13)

        5,580   Los Angeles Community Redevelopment Agency,                           6/05 at 105.00         AAA          6,087,836
                 California, Multifamily Housing Revenue Refunding
                 Bonds, Angelus Plaza Project, Series 1995A,
                 7.400%, 6/15/10


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 2.7%

        1,020   California Housing Finance Agency, Single Family                      2/07 at 102.00         AAA          1,078,242
                 Mortgage Bonds II, Series 1997A-1, 6.000%, 8/01/20
                 (Alternative Minimum Tax) - MBIA Insured

        1,000   California Housing Finance Agency, Home Mortgage                      8/05 at 102.00         AAA          1,037,140
                 Revenue Bonds, Series 1994F-3, 6.100%, 8/01/15
                 (Alternative Minimum Tax) - MBIA Insured

          225   California Rural Home Mortgage Finance Authority,                       No Opt. Call         AAA            241,184
                 Single Family Mortgage Revenue Bonds, Mortgage-Backed
                 Securities Program, Series 1996C, 7.500%, 8/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 21.6%

        4,000   California State, General Obligation Veterans Welfare                 6/04 at 101.00           A          4,011,000
                 Bonds, Series 1999BR, 5.300%, 12/01/29 (Alternative
                 Minimum Tax)

                California, General Obligation Bonds, Series 2003:
        1,000    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          1,083,150
        1,055    5.250%, 2/01/21                                                      8/13 at 100.00        Baa1          1,110,651
        1,500    5.000%, 2/01/31 - MBIA Insured                                       2/13 at 100.00         AAA          1,567,500

        1,750   California, General Obligation Bonds, Series 2004,                    2/14 at 100.00        Baa1          1,783,548
                 5.000%, 2/01/23

        1,000   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA          1,078,280
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/21 -
                 FGIC Insured

        2,250   Los Angeles Unified School District, Los Angeles County,              7/13 at 100.00         AAA          2,403,068
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 7/01/22 - FSA Insured


                                       27


                            Nuveen California Premium Income Municipal Fund (NCU) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       6,000   North Orange County Community College District,                         No Opt. Call         AAA     $    1,829,280
                 California, General Obligation Bonds, Series 2003B,
                 0.000%, 8/01/27 - FGIC Insured

        3,000   Pomona Unified School District, California, General                   8/11 at 103.00         AAA          3,643,680
                 Obligation Refunding Bonds, Series 1997A,
                 6.150%, 8/01/15 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 47.3%

        1,000   Bell Community Redevelopment Agency, California,                     10/13 at 100.00          AA          1,087,240
                 Bell Redevelopment Area Tax Allocation Bonds,
                 Series 2003, 5.625%, 10/01/33 - RAAI Insured

          985   Beverly Hills Public Financing Authority, California,                 6/13 at 100.00         Aaa          1,125,737
                 Lease Revenue Refunding Bonds, Series 2003A,
                 5.250%, 6/01/15 - MBIA Insured

        5,920   California State Public Works Board, Lease Revenue                   11/09 at 101.00         AAA          6,527,155
                 Bonds, Department of Veterans Affairs, Southern
                 California Veterans Home - Chula Vista Facility,
                 Series 1999A, 5.600%, 11/01/19 - AMBAC Insured

        2,330   Carlsbad, California, Limited Obligation Improvement                  3/04 at 100.50         N/R          2,332,144
                 Bonds, Assessment District 96-1, Series 1998,
                 5.500%, 9/02/28

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        1,000    5.625%, 6/01/33                                                      6/13 at 100.00        Baa2          1,033,430
        1,000    5.500%, 6/01/33                                                      6/13 at 100.00        Baa2          1,024,330

        3,500   Livermore Redevelopment Agency, California, Tax Allocation            8/11 at 100.00         AAA          3,659,915
                 Revenue Bonds, Livermore Redevelopment Project Area,
                 Series 2001A, 5.000%, 8/01/26 - MBIA Insured

        1,840   City of Los Angeles, California, Certificates of                      6/13 at 100.00         AAA          1,929,534
                 Participation, Municipal Improvement Corporation,
                 Series 2003AW, 5.000%, 6/01/33 - AMBAC Insured

        1,890   Los Angeles Community Redevelopment Agency,                           6/04 at 101.00        BBB-          1,890,832
                 California, Tax Allocation Multifamily Housing Bonds,
                 Grand Central Square Project, Series 1993A,
                 5.750%, 12/01/13 (Alternative Minimum Tax)

        2,000   Oakland Redevelopment Agency, California,                             3/13 at 100.00         AAA          2,309,860
                 Subordinate Lien Tax Allocation Bonds, Central
                 District Redevelopment Project, Series 2003,
                 5.500%, 9/01/15 - FGIC Insured

        1,000   Poway, California, Community Facilities District 88-1,                8/08 at 102.00         N/R          1,140,390
                 Special Tax Refunding Bonds, Parkway Business
                 Centre, Series 1998, 6.500%, 8/15/09

        6,570   Sacramento City Finance Authority, California, Lease                    No Opt. Call         AA-          7,586,313
                 Revenue Refunding Bonds, Series 1993B,
                 5.400%, 11/01/20

        1,500   Sacramento City Finance Authority, California, Lease                    No Opt. Call         AAA          1,751,700
                 Revenue Refunding Bonds, Series 1993A,
                 5.400%, 11/01/20 - MBIA Insured

        1,500   San Marcos Public Facilities Authority, California,                   9/08 at 101.00        Baa3          1,585,980
                 Revenue Refunding Bonds, Series 1998, 5.800%, 9/01/18

        1,000   San Marcos Public Facilities Authority, California,                   9/08 at 101.00        Baa3          1,041,720
                 Revenue Refunding Bonds, Series 1998, 5.800%, 9/01/27

        2,050   Santa Barbara County, California, Certificates of                    12/11 at 102.00         AAA          2,279,108
                 Participation, Series 2001, 5.250%, 12/01/19 -
                 AMBAC Insured

        2,000   Vista, California, Mobile Home Park Revenue Bonds,                    3/09 at 102.00         N/R          2,298,480
                 Vista Manor Mobile Home Park Project, Series 1999A,
                 5.750%, 3/15/29


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.5%

        3,000   California Infrastructure Economic Development Bank,                  7/13 at 100.00         AAA          3,204,090
                 Revenue Bonds, Bay Area Toll Bridges, 1st Lien
                 Series 2003A, 5.000%, 7/01/22 - FSA Insured

        2,000   Foothill-Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,931,280
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        2,000   San Francisco City and County Airports Commission,                    5/06 at 102.00         AAA          2,168,800
                 California, Revenue Bonds, San Francisco International
                 Airport, Series 2, Issue 10A, 5.700%, 5/01/26
                 (Alternative Minimum Tax) - MBIA Insured


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 4.9%

$       3,500   Puerto Rico, Public Improvement General Obligation Bonds,             7/10 at 100.00         AAA     $    4,182,675
                 Series 2000, 5.750%, 7/01/21 (Pre-refunded to
                 7/01/10) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.0%

        1,000   California Pollution Control Financing Authority,                     6/04 at 101.00         AAA          1,014,090
                 Pollution Control Revenue Bonds, Southern California
                 Edison Company, Series 1992B, 6.400%, 12/01/24
                 (Alternative Minimum Tax) - FGIC Insured

        2,250   California Department of Water Resources, Power                       5/12 at 101.00          A3          2,407,905
                 Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18

          275   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            295,254
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        1,500   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          1,565,220
                 Bonds, Electric System Project, Series 2001,
                 6.500%, 9/01/22

        4,580   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA          5,041,206
                 Revenue Refunding Bonds, Series 2002Q,
                 5.250%, 8/15/20 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 14.5%

        5,000   Culver City, California, Wastewater Facilities Revenue                9/09 at 102.00         AAA          5,698,600
                 Refunding Bonds, Series 1999A, 5.700%, 9/01/29 -
                 FGIC Insured

        3,495   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA          3,851,104
                 of Participation, Series 2003, 5.250%, 2/01/21 -
                 FGIC Insured

        1,000   Sacramento County Water Financing Authority, California,              6/13 at 100.00         AAA          1,067,520
                 Revenue Bonds, Agency Zones 40-41 System Projects,
                 Series 2003, 5.000%, 6/01/22 - AMBAC Insured

        1,795   Woodbridge Irrigation District, California, Certificates              7/13 at 100.00        BBB+          1,848,383
                 of Participation, Water Systems Project, Series 2003,
                 5.500%, 7/01/33
------------------------------------------------------------------------------------------------------------------------------------
$     124,580   Total Long-Term Investments (cost $121,108,384) - 149.9%                                                128,633,277
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.2%                                                                        176,516
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.1)%                                                        (43,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   85,809,793
                ====================================================================================================================

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                                       29


                            Nuveen California Dividend Advantage Municipal Fund (NAC)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.4%

$       5,000   California Statewide Community Development Authority,                11/09 at 102.00         N/R     $    5,280,350
                 Certificates of Participation, Pride Industries and Pride
                 One, Inc., Series 1999, 7.250%, 11/01/29

        5,200   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00         BBB          5,007,132
                 California, Tobacco Settlement Asset-Backed Bonds,
                 Series 2003A-1, 6.250%, 6/01/33

                Northern California Tobacco Securitization Authority,
                Tobacco Settlement Asset-Backed Bonds, Series 2001A:
        2,500    5.250%, 6/01/31                                                      6/11 at 100.00         BBB          2,167,150
        4,500    5.375%, 6/01/41                                                      6/11 at 100.00         BBB          3,720,015

        3,940   Southern California Tobacco Securitization Authority,                 6/12 at 100.00         BBB          3,896,896
                 Tobacco Settlement Asset-Backed Bonds, Senior
                 Series 2001A, 5.250%, 6/01/27


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 10.4%

          615   California Statewide Community Development                           10/13 at 100.00         N/R            615,166
                 Authority, Revenue Bonds, Notre Dame de Namur
                 University, Series 2003, 6.500%, 10/01/23

        3,000   Long Beach Bond Financing Authority, California,                     11/11 at 100.00         AAA          3,446,460
                 Lease Revenue Refunding Bonds, Long Beach Aquarium
                 of the South Pacific, Series 2001, 5.500%, 11/01/17 -
                 AMBAC Insured

          700   University of California, Certificates of Participation,              1/10 at 101.00         Aa2            745,255
                 San Diego and Sacramento Campus Projects,
                 Series 2002A, 5.250%, 1/01/22

        6,000   University of California, Revenue Bonds, Multiple                     9/08 at 101.00         Aa2          6,743,400
                 Purpose Projects, Series 2000K, 5.000%, 9/01/12

                University of California, Revenue Bonds, Multiple
                Purpose Projects, Series 2002O:
       10,770    5.000%, 9/01/20 - FGIC Insured                                       9/10 at 101.00         AAA         11,506,668
       11,305    5.000%, 9/01/21 - FGIC Insured                                       9/10 at 101.00         AAA         12,018,006

        3,500   University of California, Multiple Purpose Projects,                  5/13 at 100.00         AAA          3,905,125
                 Revenue Bonds, Series 2003A, 5.125%, 5/15/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 13.4%

        8,400   California Health Facilities Financing Authority, Kaiser             10/08 at 101.00           A          9,514,596
                 Permanente, Revenue Bonds, Series 1998B,
                 5.250%, 10/01/14 (Optional put 10/01/08)

       15,000   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3         16,272,300
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

        8,000   Central California Joint Powers Health Financing                      2/10 at 101.00         BBB          8,333,760
                 Authority, Certificates of Participation, Community
                 Hospitals of Central California Obligated Group
                 Project, Series 2000, 6.000%, 2/01/30

       10,500   Duarte, California, Certificates of Participation, City               4/09 at 101.00         BBB         10,575,495
                 of Hope National Medical Center, Series 1999A,
                 5.250%, 4/01/31

        2,800   Upland, California, Certificates of Participation,                    7/04 at 102.00           A          2,861,740
                 San Antonio Community Hospital, Series 1993,
                 5.250%, 1/01/08

        2,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00          A-          2,636,875
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 8.1%

       10,250   California Statewide Community Development Authority,                 7/08 at 101.00         BBB         11,022,748
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25
                 (Mandatory put 5/15/08)

        5,250   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa          6,067,320
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37

        5,000   Contra Costa County, California, Multifamily Housing                  6/09 at 102.00         N/R          4,993,150
                 Revenue Bonds, Delta View Apartments Project,
                 Series 1999C, 6.750%, 12/01/30 (Alternative
                 Minimum Tax)

        7,500   Housing Authority of the County of San Bernardino,                      No Opt. Call        BBB+          8,241,675
                 California, Multifamily Housing Revenue Refunding Bonds,
                 Equity Residential/Redlands Lawn & Tennis Apartments,
                 Issue 1999A, 5.200%, 6/15/29 (Mandatory put 6/15/09)


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 2.3%

$       8,500   Riverside County Public Financing Authority, California,              5/09 at 101.00        BBB-     $    8,730,350
                 Certificates of Participation, Air Force Village West,
                 Series 1999, 5.800%, 5/15/29


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 19.9%

                California, General Obligation Refunding Bonds, Series 2002:
        8,000    5.000%, 2/01/12                                                        No Opt. Call        Baa1          8,765,120
        6,435    6.000%, 4/01/16 - AMBAC Insured                                        No Opt. Call         AAA          7,934,741

                California, General Obligation Bonds, Series 2003:
        2,000    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          2,166,300
        5,200    5.250%, 2/01/20                                                      8/13 at 100.00        Baa1          5,507,008

        3,000   Contra Costa County Community College District, California,           8/12 at 100.00         AAA          3,184,620
                 General Obligation Bonds, Series 2002,
                 4.900%, 8/01/20 - FGIC Insured

        1,000   Los Angeles Community College District, Los Angeles                   8/11 at 100.00         AAA          1,052,320
                 County, California, General Obligation Bonds,
                 Election of 2001, Series 2001A, 5.000%, 6/01/26 -
                 MBIA Insured

       18,500   Los Angeles Unified School District, California, General              7/09 at 101.00         AAA         19,967,605
                 Obligation Bonds, Election of 1997, Series 1999C,
                 5.250%, 7/01/24 - MBIA Insured

       10,845   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA         11,731,362
                 Obligation Bonds, Election of 1997, Series 2002E,
                 5.000%, 7/01/19 - MBIA Insured

        1,750   Oakland Unified School District, Alameda County,                      8/08 at 101.00         AAA          1,841,980
                 California, General Obligation Bonds, Series 2001,
                 5.125%, 8/01/21 - FSA Insured

        5,000   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA          5,590,200
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/20 - FSA Insured

        2,700   Ventura County Community College District, California,                8/12 at 101.00         AAA          3,016,629
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/15 -
                 MBIA Insured

        3,605   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          3,853,997
                 County, California, General Obligation Bonds,
                 Series 2003B, 5.000%, 8/01/21 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 37.5%

                Brentwood Infrastructure Financing Authority, Contra
                Costa County, California, Capital Improvement
                Revenue Bonds, Series 2001:
        1,110    5.375%, 11/01/18 - FSA Insured                                      11/11 at 100.00         AAA          1,254,666
        1,165    5.375%, 11/01/19 - FSA Insured                                      11/11 at 100.00         AAA          1,308,388

        1,990   Brentwood Infrastructure Financing Authority, California,             9/12 at 100.00         AAA          2,125,758
                 Infrastructure Revenue Refunding Bonds, Series 2002A,
                 5.125%, 9/02/24 - FSA Insured

        2,300   Capistrano Unified School District, Orange County,                    9/13 at 100.00         N/R          2,356,028
                 California, Special Tax Bonds, Community Facilities
                 District 90-2, Talega, Series 2003, 6.000%, 9/01/33

        3,515   Dinuba Redevelopment Agency, California, Tax Allocation               9/11 at 102.00         AAA          3,712,156
                 Refunding Bonds, Redevelopment Project 2, Series 2001,
                 4.875%, 9/01/21 - MBIA Insured

        3,490   Fontana, California, Senior Special Tax Refunding Bonds,              9/08 at 102.00         AAA          3,902,553
                 Heritage Village Community Facilities District 2 Project,
                 Series 1998A, 5.250%, 9/01/17 - MBIA Insured

        3,980   Garden Grove, California, Certificates of Participation,              3/12 at 101.00         AAA          4,452,466
                 Financing Project, Series 2002A, 5.500%, 3/01/22 -
                 AMBAC Insured

        4,500   Inglewood Redevelopment Agency, California,                             No Opt. Call         AAA          5,117,130
                 Tax Allocation Refunding Bonds, Merged Area
                 Redevelopment Project, Series 1998A,
                 5.250%, 5/01/23 - AMBAC Insured

        2,000   Lee Lake Water District, Riverside County, California,                9/13 at 102.00         N/R          2,145,060
                 Special Tax Bonds, Community Facilities District 1
                 of Sycamore Creek, Series 2003, 6.500%, 9/01/24

        2,200   Lincoln, California, Special Tax Bonds, Community                     9/13 at 102.00         N/R          2,359,566
                 Facilities District No. 2003-1, Lincoln Crossing Project,
                 Series A, 6.500%, 9/01/25

        5,000   Los Angeles County Metropolitan Transportation                        7/08 at 101.00         AAA          5,178,550
                 Authority, California, Proposition C Sales Tax Revenue
                 Refunding Bonds, Second Senior Lien, Series 1998A,
                 5.000%, 7/01/23 - AMBAC Insured

       10,000   Los Angeles County Public Works Financing Authority,                 10/07 at 101.00         AA-         10,926,400
                 California, Revenue Bonds, Los Angeles County Regional
                 Park and Open Space District, Series 1997A,
                 5.000%, 10/01/16


                                       31


                            Nuveen California Dividend Advantage Municipal Fund (NAC) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       9,200   Norco Redevelopment Agency, California, Tax Allocation                3/11 at 102.00         AAA     $    9,952,928
                 Refunding Bonds, Project Area 1, Series 2001,
                 5.000%, 3/01/19 - MBIA Insured

        5,545   Oakland Joint Power Financing Authority, California,                    No Opt. Call         AAA          6,570,770
                 Lease Revenue Refunding Bonds, Oakland Convention
                 Centers, Series 2001, 5.500%, 10/01/14 - AMBAC Insured

        3,290   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,784,619
                 Lien Tax Allocation Bonds, Central District
                 Redevelopment Project, Series 2003,
                 5.500%, 9/01/16 - FGIC Insured

        4,000   Orange County Local Transportation Authority, California,               No Opt. Call         AAA          4,588,000
                 Limited Sales Tax Revenue Refunding Bonds,
                 Measure M, Series 1997A, 5.700%, 2/15/08 -
                 AMBAC Insured

        5,600   Palm Springs Financing Authority, California, Lease                  11/11 at 101.00         AAA          5,956,440
                 Revenue Refunding Bonds, Convention Center Project,
                 Series 2001A, 5.000%, 11/01/22 - MBIA Insured

        8,100   Poway Redevelopment Agency, California, Tax Allocation               12/10 at 102.00         AAA          9,285,678
                 Refunding Bonds, Paguay Redevelopment Project,
                 Series 2000, 5.750%, 6/15/33 - MBIA Insured

        1,055   Poway Redevelopment Agency, California, Tax Allocation               12/11 at 101.00         AAA          1,191,981
                 Bonds, Paguay Redevelopment Project, Series 2001,
                 5.375%, 12/15/16 - AMBAC Insured

        2,000   Puerto Rico Public Finance Corporation, Commonwealth                  8/11 at 100.00         AAA          2,300,780
                 Appropriation Bonds, Series 2001A, 5.500%, 8/01/19 -
                 MBIA Insured

        1,860   Riverside Redevelopment Agency, California,                           8/13 at 100.00         AAA          2,028,088
                 Tax Allocation Refunding Bonds, Merged Project Areas,
                 Series 2003, 5.250%, 8/01/22 - MBIA Insured

        7,800   Riverside County Public Financing Authority, California,                No Opt. Call         N/R          8,289,528
                 Reassessment Revenue Bonds, Rancho Village
                 Project/AD No. 159, Junior Lien, Series 1999B,
                 6.000%, 9/02/07

        1,725   Rohnert Park Finance Authority, California, Rancho                    9/13 at 100.00         BBB          1,712,132
                 Feliz Mobile Home Park Revenue Bonds, Senior Lien,
                 Series 2003A, 5.750%, 9/15/38

        1,120   Rohnert Park Finance Authority, California, Rancho Feliz              9/13 at 100.00         N/R          1,114,221
                 Mobile Home Park Revenue Bonds, Subordinate Lien,
                 Series 2003B, 6.625%, 9/15/38

        2,500   Sacramento City Financing Authority, California,                        No Opt. Call         AAA          2,927,850
                 Lease Revenue Refunding Bonds, Series 1993A,
                 5.400%, 11/01/20 - AMBAC Insured

        1,150   Sacramento, California, Special Tax Bonds, North                      3/04 at 102.00         N/R          1,180,188
                 Natomas Community Facilities District No. 4,
                 Series 2003C, 6.000%, 9/01/33

        1,205   San Francisco City and County, California, Certificates               9/09 at 101.00         AAA          1,256,996
                 of Participation, 30 Van Ness Avenue Property,
                 Series 2001A, 4.600%, 9/01/18 - MBIA Insured

       24,060   San Jose Redevelopment Agency, California, Tax Allocation             8/08 at 102.00           A         24,846,521
                 Bonds, Merged Area Redevelopment Project,
                 Series 1998, 5.250%, 8/01/29

        2,695   City of San Jose Financing Authority, California,                     6/12 at 100.00         AAA          2,995,924
                 Lease Revenue Refunding Bonds, Civic Center Project,
                 Series 2002B, 5.250%, 6/01/19 - AMBAC Insured

        1,595   San Marcos Public Facilities Authority, California,                   9/09 at 102.00         N/R          1,621,461
                 Special Tax Bonds, Community Facilities District 99-01,
                 Series 2003B, 6.000%, 9/01/24

        2,810   West Patterson Financing Authority, California, Community             9/13 at 103.00         N/R          2,924,929
                 Facilities District 01-1, Special Tax Bonds,
                 Series 2003B, 7.000%, 9/01/38

        1,350   West Patterson Financing Authority, California, Community             9/13 at 103.00         N/R          1,325,457
                 Facilities District No. 1, Special Tax Bonds, Series 2004A,
                 6.125%, 9/01/39 (WI, settling 3/09/04)


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 19.8%

        8,150   Foothill-Eastern Transportation Corridor Agency, California,          1/10 at 101.00        BBB-          8,449,105
                 Toll Road Refunding Revenue Bonds, Series 1999,
                 5.750%, 1/15/40

        8,515   Los Angeles Harbors Department, California, Revenue                   8/11 at 100.00         AAA          9,365,819
                 Refunding Bonds, Series 2001B, 5.500%, 8/01/18
                 (Alternative Minimum Tax) - AMBAC Insured

       23,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA         25,362,330
                 5.750%, 11/01/29 (Alternative Minimum Tax) -
                 FGIC Insured

        5,000   San Francisco City and County Airports Commission,                    5/06 at 101.00         AAA          5,377,900
                 California, Revenue Bonds, San Francisco International
                 Airport, Series 2, Issue 13B, 5.625%, 5/01/21
                 (Alternative Minimum Tax) - MBIA Insured


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$      23,275   Airports Commission of the City and County of                         5/10 at 101.00         AAA     $   25,579,923
                 San Francisco, California, San Francisco International
                 Airport, Second Series Revenue Bonds, Issue 24A,
                 5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 2.7%

        3,600   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          4,320,396
                 Obligation Bonds, Election of 1997, Series 2000D,
                 5.625%, 7/01/14 (Pre-refunded to 7/01/10)

        5,000   Puerto Rico, Public Improvement General Obligation                    7/10 at 100.00         AAA          5,975,250
                 Bonds, Series 2000, 5.750%, 7/01/16 (Pre-refunded
                 to 7/01/10) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.3%

        9,750   California Department of Water Resources, Power                       5/12 at 101.00          A3         10,434,255
                 Supply Revenue Bonds, Series 2002A,
                 5.125%, 5/01/18

        3,630   Imperial Irrigation District, California, Certificates               11/13 at 100.00         AAA          3,965,049
                 of Participation, Electric System Revenue Bonds,
                 Series 2003, 5.250%, 11/01/23 - FSA Insured

        7,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          7,672,070
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/21 - FSA Insured

        8,370   Los Angeles Department of Water and Power,                            7/11 at 100.00         AAA          9,384,025
                 California, Power System Revenue Refunding Bonds,
                 Series 2001A-2, 5.375%, 7/01/19 - MBIA Insured

        1,200   Los Angeles Department of Water and Power,                            7/13 at 100.00         AAA          1,288,380
                 California, Power System Revenue Bonds,
                 Series 2003A-2, 5.000%, 7/01/21 - MBIA Insured

        7,000   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          7,328,510
                 Bonds, Electric System Project, Series 2001,
                 6.750%, 9/01/31

        5,630   Southern California Public Power Authority,                           7/12 at 100.00         AAA          5,945,224
                 Subordinate Revenue Refunding Bonds, Transmission
                 Project, Series 2002A, 4.750%, 7/01/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.0%

       11,000   California Department of Water Resources, Water                      12/11 at 100.00         AAA         11,993,960
                 System Revenue Bonds, Central Valley Project,
                 Series 2001W, 5.250%, 12/01/22 - FSA Insured

       14,000   Orange County, California, Water District, Revenue                    8/09 at 101.00         AA+         15,298,780
                 Certificates of Participation, Series 1999A,
                 5.375%, 8/15/29

        8,250   Pico Rivera Water Authority, California, Revenue                     12/11 at 102.00         N/R          8,500,553
                 Bonds, Series 2001A, 6.250%, 12/01/32

        5,115   San Francisco City and County Public Utilities                       11/12 at 100.00         AAA          5,574,735
                 Commission, California, Water Revenue Bonds,
                 Series 2002A, 5.000%, 11/01/18 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     496,160   Total Long-Term Investments (cost $497,519,550) - 142.8%                                                535,422,990
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.9%                                                                     14,646,547
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (46.7)%                                                       (175,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  375,069,537
                ====================================================================================================================


               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               N/R  Investment is not rated.

               (WI) Security purchased on a when-issued basis.


                                 See accompanying notes to financial statements.

                                       33


                            Nuveen California Dividend Advantage Municipal Fund 2 (NVX)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.4%

$       4,625   California County Tobacco Securitization Agency,                      6/12 at 100.00        Baa2     $    4,146,960
                 Tobacco Settlement Asset-Backed Bonds, Stanislaus
                 County Tobacco Funding Corporation, Series 2002A,
                 5.500%, 6/01/33

        3,200   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00         BBB          3,081,312
                 California, Tobacco Settlement Asset-Backed Bonds,
                 Series 2003A-1, 6.250%, 6/01/33

        3,000   Northern California Tobacco Securitization Authority,                 6/11 at 100.00         BBB          2,480,010
                 Tobacco Settlement Asset-Backed Bonds, Series 2001A,
                 5.375%, 6/01/41

        2,800   Southern California Tobacco Securitization Authority,                 6/12 at 100.00         BBB          2,501,016
                 Tobacco Settlement Asset-Backed Bonds, Senior
                 Series 2001A, 5.500%, 6/01/36


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 19.2%

        2,000   California Educational Facilities Authority, Revenue                  6/11 at 101.00         AAA          2,147,000
                 Bonds, Stanford University, Series 2001Q,
                 5.250%, 12/01/32

       15,000   California Educational Facilities Authority, Student Loan             3/08 at 102.00         Aaa         15,835,500
                 Revenue Bonds, Cal Loan Program, Series 2001A,
                 5.400%, 3/01/21 (Alternative Minimum Tax) -
                 MBIA Insured

                California State Public Works Board, Lease Revenue Bonds,
                University of California System, Series 2002A:
        8,880    5.375%, 10/01/16 - FSA Insured                                      10/12 at 100.00         AAA         10,039,462
       10,570    5.375%, 10/01/18 - FSA Insured                                      10/12 at 100.00         AAA         11,850,450

          620   California Statewide Community Development Authority,                10/13 at 100.00         N/R            620,167
                 Revenue Bonds, Notre Dame de Namur University,
                 Series 2003, 6.500%, 10/01/23

        3,000   Long Beach Bond Financing Authority, California, Lease               11/11 at 101.00         AAA          3,210,030
                 Revenue Refunding Bonds, Long Beach Aquarium of
                 the South Pacific, Series 2001, 5.250%, 11/01/30 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 8.0%

        2,000   California Health Facilities Financing Authority, Revenue             4/12 at 100.00        BBB+          2,118,720
                 Bonds, Casa Colina, Inc., Series 2001, 6.000%, 4/01/22

          500   California Infrastructure Economic Development Bank,                  8/11 at 102.00           A            527,025
                 Revenue Bonds, Kaiser Hospital Assistance LLC,
                 Series 2001A, 5.550%, 8/01/31

        5,355   California Statewide Community Development Authority,                   No Opt. Call           A          5,818,743
                 Revenue Bonds, Kaiser Permanente System,
                 Series 2002E, 4.700%, 11/01/36 (Mandatory
                 put 6/01/09)

        2,185   California Statewide Community Development Authority,                   No Opt. Call           A          2,547,710
                 Health Facility Revenue Refunding Bonds, Memorial
                 Health Services, Series 2003A, 6.000%, 10/01/11

        3,000   Central California Joint Powers Health Financing                      2/10 at 101.00         BBB          3,125,160
                 Authority, Certificates of Participation, Community
                 Hospitals of Central California Obligated Group Project,
                 Series 2000, 6.000%, 2/01/30

        2,500   Torrance, California, Revenue Bonds, Torrance Memorial                6/11 at 101.00          A+          2,601,550
                 Medical Center, Series 2001A, 5.500%, 6/01/31

        1,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00          A-          1,582,125
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 10.2%

        2,450   ABAG Finance Authority for Nonprofit Corporations,                      No Opt. Call        BBB-          2,735,670
                 California, Multifamily Housing Revenue Refunding Bonds,
                 United Dominion/2000 Post Apartments, Series 2000B,
                 6.250%, 8/15/30 (Mandatory put 8/15/08)

        4,750   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          5,108,103
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25
                 (Mandatory put 5/15/08)

        5,962   California Statewide Community Development Authority,                 6/11 at 102.00         AAA          6,275,184
                 Multifamily Housing Revenue Refunding Bonds,
                 Claremont Village Apartments, Series 2001D,
                 5.500%, 6/01/31 (Alternative Minimum Tax) (Mandatory
                 put 6/01/16)


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       3,500   California Statewide Community Development Authority,                 8/12 at 105.00         Aaa     $    4,044,880
                 GNMA Collateralized Housing Revenue Refunding Bonds,
                 Crowne Pointe Project, Series 2002F, 6.750%, 8/20/37

        4,650   San Francisco Redevelopment Agency, California,                      10/11 at 100.00         Aaa          5,073,476
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Kokoro Assisted Living Facility, Series 2001A,
                 5.675%, 4/20/43


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.7%

        3,585   California Rural Home Mortgage Finance Authority,                     6/11 at 102.00         AAA          3,782,390
                 Single Family Mortgage Revenue Bonds, Mortgage-Backed
                 Securities Program, Series 2001A, 5.650%, 12/01/31
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 0.7%

        1,550   California Health Facilities Financing Authority, Revenue             1/13 at 100.00         BBB          1,581,930
                 Bonds, Northern California Retired Officers Community
                 Corporation - Paradise Valley Estates, Series 2002,
                 5.125%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 29.0%

        5,000   California, General Obligation Refunding Bonds,                         No Opt. Call        Baa1          5,478,200
                 Series 2002, 5.000%, 2/01/12

        7,225   California, General Obligation Veterans Welfare Bonds,                6/06 at 101.00         AAA          7,505,186
                 Series 2001BV, 5.600%, 12/01/32 - FSA Insured

                California, General Obligation Bonds, Series 2003:
        3,000    5.250%, 2/01/20                                                      8/13 at 100.00        Baa1          3,177,120
        1,400    5.250%, 2/01/21                                                      8/13 at 100.00        Baa1          1,473,850

        3,615   Colton Joint Unified School District, San Bernardino                  8/12 at 102.00         AAA          4,050,535
                 County, California, General Obligation Bonds,
                 Series 2002A, 5.500%, 8/01/22 - FGIC Insured

                Contra Costa County Community College District, California,
                General Obligation Bonds, Series 2002:
        3,005    5.000%, 8/01/21 - FGIC Insured                                       8/12 at 100.00         AAA          3,212,555
        3,300    5.000%, 8/01/22 - FGIC Insured                                       8/12 at 100.00         AAA          3,506,118

        1,325   Golden West Schools Financing Authority, California,                    No Opt. Call         AAA          1,698,570
                 Revenue Bonds, School District General Obligation
                 Refunding Program, Series 1998A, 6.650%, 8/01/13 -
                 MBIA Insured

        8,330   Los Angeles Unified School District, California,                      7/10 at 100.00         AAA          9,067,955
                 General Obligation Bonds, Election of 1997, Series 2000D,
                 5.375%, 7/01/25 - FGIC Insured

       10,840   Los Angeles Unified School District, California,                      7/12 at 100.00         AAA         11,725,953
                 General Obligation Bonds, Election of 1997, Series 2002E,
                 5.000%, 7/01/19 - MBIA Insured

        1,250   Los Angeles Unified School District, Los Angeles                      7/13 at 100.00         AAA          1,388,787
                 County, California, General Obligation Bonds,
                 Series 2003A, 5.250%, 7/01/20 - FSA Insured

        4,050   Santa Rosa High School District, Sonoma County,                       5/11 at 101.00         AAA          4,370,922
                 California, General Obligation Bonds, Series 2001,
                 5.300%, 5/01/26 - FGIC Insured

        1,160   Saugus Union School District, Los Angeles County,                     8/12 at 100.00         AAA          1,240,121
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/21 - FGIC Insured

        7,600   Southwestern Community College District, San Diego                    8/11 at 101.00         AAA          8,294,032
                 County, California, General Obligation Bonds, Series 2001,
                 5.375%, 8/01/25 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 45.7%

        9,000   Anitoch Area Public Facilities Financing Agency,                      8/11 at 100.00         AAA          9,670,410
                 California, Special Tax Bonds, Community Facilities
                 District 1989-1, Series 2001, 5.250%, 8/01/25 -
                 MBIA Insured

        4,900   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00        Baa2          5,419,939
                 Department of Corrections, Series 2003C, 5.500%, 6/01/16

        1,400   Capistrano Unified School District, Orange County,                    9/13 at 100.00         N/R          1,434,104
                 California, Special Tax Bonds, Community Facilities
                 District 90-2, Talega, Series 2003, 6.000%, 9/01/33

        4,000   Daly City Housing Development Finance Agency,                        12/13 at 102.00          A-          4,251,160
                 California, Mobile Home Park Revenue Bonds, Franciscan
                 Mobile Home Park Project, Series 2002A,
                 5.850%, 12/15/32

        4,845   Encinitas Public Financing Authority, California,                     4/08 at 102.00         AAA          5,231,147
                 Lease Revenue Bonds, Acquistion Project, Series 2001A,
                 5.250%, 4/01/31 - MBIA Insured

        5,000   Industry Urban Development Agency, California,                        5/07 at 101.50         AAA          5,576,350
                 Tax Allocation Refunding Bonds, Civic, Recreational
                 and Industrial Redevelopment Project 1, Series 2002,
                 5.500%, 5/01/19 - MBIA Insured


                                       35


                            Nuveen California Dividend Advantage Municipal Fund 2 (NVX) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       2,000   Lake Elsinore Public Financing Authority, California, Local          10/13 at 102.00         N/R     $    2,047,540
                 Agency Revenue Refunding Bonds, Series 2003H,
                 6.000%, 10/01/20

        1,265   Lee Lake Water District, Riverside County, California,                9/13 at 102.00         N/R          1,356,750
                 Special Tax Bonds, Community Facilities District 1 of
                 Sycamore Creek, Series 2003, 6.500%, 9/01/24

        1,320   Lincoln, California, Special Tax Bonds, Community                     9/13 at 102.00         N/R          1,415,740
                 Facilities District No. 2003-1, Lincoln Crossing Project,
                 Series A, 6.500%, 9/01/25

        8,000   Los Angeles County Metropolitan Transportation                        7/08 at 101.00         AAA          8,285,680
                 Authority, California, Proposition C Sales Tax Revenue
                 Refunding Bonds, Second Senior Lien, Series 1998A,
                 5.000%, 7/01/23 - AMBAC Insured

        5,000   Los Angeles County Metropolitan Transportation                          No Opt. Call         AAA          5,833,000
                 Authority, California, Proposition C Sales Tax Revenue
                 Refunding Bonds, Second Senior Lien, Series 2003A,
                 5.250%, 7/01/13 - MBIA Insured

        3,295   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,790,370
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/16 - FGIC Insured

          615   Oceanside, California, Community Facilities Special                   3/14 at 100.00         N/R            610,929
                 Tax Revenue Bonds, Morro Hills, Series 2004,
                 5.750%, 9/01/33

        2,000   Orange County, California, Special Tax Bonds, Community               8/11 at 101.00         N/R          2,029,360
                 Facilities District 02-1 of Ladera Ranch, Series 2003A,
                 5.550%, 8/15/33

        4,400   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB+          5,280,352
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

        6,000   Riverside County Redevelopment Agency, California,                   10/11 at 102.00         AAA          6,446,460
                 Tax Allocation Bonds, Jurupa Valley Project Area,
                 Series 2001, 5.250%, 10/01/35 - AMBAC Insured

        1,055   Rohnert Park Finance Authority, California, Rancho                    9/13 at 100.00         BBB          1,047,130
                 Feliz Mobile Home Park Revenue Bonds, Senior Lien,
                 Series 2003A, 5.750%, 9/15/38

          700   Rohnert Park Finance Authority, California, Rancho Feliz              9/13 at 100.00         N/R            696,388
                 Mobile Home Park Revenue Bonds, Subordinate Lien,
                 Series 2003B, 6.625%, 9/15/38

          700   Sacramento, California, Special Tax Bonds, North                      3/04 at 102.00         N/R            718,375
                 Natomas Community Facilities District No. 4, Series 2003C,
                 6.000%, 9/01/33

          975   San Marcos Public Facilities Authority, California,                   9/09 at 102.00         N/R            991,175
                 Special Tax Bonds, Community Facilities District 99-01,
                 Series 2003B, 6.000%, 9/01/24

                Santa Clara Valley Transportation Authority, California,
                Sales Tax Revenue Bonds, Series 2001A:
       16,090    5.000%, 6/01/25 - MBIA Insured                                       6/11 at 100.00         AAA         16,851,540
        4,000    5.000%, 6/01/26 - MBIA Insured                                       6/11 at 100.00         AAA          4,181,680

        1,930   West Patterson Financing Authority, California,                       9/13 at 103.00         N/R          2,018,838
                 Community Facilities District 01-1, Special Tax Bonds,
                 Series 2003B, 6.750%, 9/01/30

          850   West Patterson Financing Authority, California,                       9/13 at 103.00         N/R            834,547
                 Community Facilities District No. 1, Special Tax Bonds,
                 Series 2004A, 6.125%, 9/01/39 (WI, settling 3/09/04)

        3,045   Yucaipa Redevelopment Agency, California, Mobile                      5/11 at 102.00         N/R          3,091,071
                 Home Park Revenue Bonds, Rancho del Sol and
                 Grandview, Series 2001A, 6.750%, 5/15/36

        5,100   Yucaipa, California, Special Tax Bonds, Chapman                       9/09 at 102.00         N/R          5,150,541
                 Heights Community Facilities District 98-1, Series 1998,
                 6.000%, 9/01/28


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 8.9%

        7,000   Foothill-Eastern Transportation Corridor Agency,                      1/14 at 101.00        BBB-          5,432,980
                 California, Toll Road Refunding Revenue Bonds,
                 Series 1999, 0.000%, 1/15/27

        5,585   Port of Oakland, California, Revenue Bonds, Series 2002N,            11/12 at 100.00         AAA          6,052,576
                 5.000%, 11/01/16 (Alternative Minimum Tax) -
                 MBIA Insured

        2,000   San Francisco City and County Airports Commission,                    5/12 at 100.00         AAA          2,172,060
                 California, Revenue Refunding Bonds, San Francisco
                 International Airport, Series 2, Issue 28A, 5.250%, 5/01/17
                 (Alternative Minimum Tax) - MBIA Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

                San Francisco City and County Airports Commission, California,
                Revenue Bonds, San Francisco International Airport, Series 2,
                Issue 29A:
$       2,430    5.250%, 5/01/18 (Alternative Minimum Tax) - FGIC Insured             5/13 at 100.00         AAA     $    2,642,771
        2,555    5.250%, 5/01/19 (Alternative Minimum Tax) - FGIC Insured             5/13 at 100.00         AAA          2,760,448

        1,000   Airports Commission of the City and County                            5/13 at 100.00         AAA          1,115,340
                 of San Francisco, California, San Francisco International
                 Airport Revenue Bonds, Second Series 29B,
                 5.125%, 5/01/17 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.5%

        6,000   California Department of Water Resources, Power                       5/12 at 101.00          A3          6,421,080
                 Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18

                Los Angeles Department of Water and Power, California, Power
                System Revenue Bonds, Series 2003A-2:
          750    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA            805,237
        1,000    5.000%, 7/01/23 - MBIA Insured                                       7/13 at 100.00         AAA          1,063,240

        3,000   Merced Irrigation District, California, Revenue                       9/05 at 102.00        Baa3          3,144,930
                 Refunding Bonds, Electric System Project, Series 2001,
                 6.850%, 9/01/36

        1,000   Merced Irrigation District, California, Revenue                       9/05 at 103.00        Baa3          1,055,630
                 Certificates of Participation, Electric System Project,
                 Series 2002, 6.500%, 9/01/34

        2,000   Santa Clara, California, Electric Revenue Subordinate                 7/13 at 100.00         AAA          2,218,740
                 Bonds, Series 2003A, 5.250%, 7/01/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.7%

        2,740   California Department of Water Resources, Water System               12/12 at 100.00         AAA          2,988,244
                 Revenue Bonds, Central Valley Project, Series 2002Z,
                 5.000%, 12/01/18 - FGIC Insured

        4,900   East Bay Municipal Utility District, Alameda and Contra               6/11 at 100.00         AAA          5,128,781
                 Costa Counties, California, Water System Subordinated
                 Revenue Bonds, Series 2001, 5.000%, 6/01/26 -
                 MBIA Insured

        6,885   San Diego Public Facilities Financing Authority,                      8/12 at 100.00         AAA          7,350,425
                 California, Subordinate Lien Water Revenue Bonds,
                 Series 2002, 5.000%, 8/01/21 - MBIA Insured

       10,000   San Francisco City and County Public Utilities                        4/13 at 100.00         AAA         11,085,500
                 Commission, California, Clean Water Revenue
                 Refunding Bonds, Series 2003A, 5.250%, 10/01/20 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     314,612   Total Long-Term Investments (cost $316,987,317) - 147.0%                                                334,723,035
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                      3,021,866
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.3)%                                                       (110,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  227,744,901
                ====================================================================================================================


               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               N/R  Investment is not rated.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.


                                       37


                            Nuveen California Dividend Advantage Municipal Fund 3 (NZH)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 5.4%

$      11,240   California County Tobacco Securitization Agency,                      6/12 at 100.00        Baa2     $   10,078,234
                 Tobacco Settlement Asset-Backed Bonds, Merced
                 County Tobacco Funding Corporation, Series 2002A,
                 5.500%, 6/01/33

        6,100   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00         BBB          5,873,751
                 California, Tobacco Settlement Asset-Backed Bonds,
                 Series 2003A-1, 6.250%, 6/01/33

        4,200   Southern California Tobacco Securitization Authority,                 6/12 at 100.00         BBB          3,751,524
                 Tobacco Settlement Asset-Backed Bonds, Senior
                 Series 2001A, 5.500%, 6/01/36


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.2%

        9,000   California Educational Facilities Authority, Student                  3/08 at 102.00         Aaa          9,501,300
                 Loan Revenue Bonds, Cal Loan Program, Series 2001A,
                 5.400%, 3/01/21 (Alternative Minimum Tax) -
                 MBIA Insured

        3,600   California State Public Works Board, Lease Revenue                   10/12 at 100.00         AAA          4,053,024
                 Bonds, University of California System, Series 2002A,
                 5.375%, 10/01/17 - FSA Insured

          620   California Statewide Community Development                           10/13 at 100.00         N/R            620,167
                 Authority, Revenue Bonds, Notre Dame de Namur
                 University, Series 2003, 6.500%, 10/01/23

        7,595   San Francisco State University Foundation, Inc.,                      9/11 at 100.00         AAA          8,001,029
                 California, Auxiliary Organization Revenue Bonds,
                 Student Housing, Series 2001, 5.000%, 9/01/26 -
                 MBIA Insured

        2,990   University of California, Revenue Bonds, Multiple                     9/08 at 101.00         Aa2          3,106,520
                 Purpose Projects, Series 2000K, 5.000%, 9/01/23

        3,820   University of California, Revenue Bonds, Research                     9/09 at 101.00         AAA          3,990,678
                 Facilities, Series 2001E, 5.000%, 9/01/26 - AMBAC Insured

        4,000   University of California, Multiple Purpose Projects,                  5/13 at 100.00         AAA          4,256,360
                 Revenue Bonds, Series 2003A, 5.000%, 5/15/23 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.9%

                California Health Facilities Financing Authority, Revenue
                Bonds, Casa Colina, Inc., Series 2001:
        4,000    6.000%, 4/01/22                                                      4/12 at 100.00        BBB+          4,237,440
        2,000    6.125%, 4/01/32                                                      4/12 at 100.00        BBB+          2,093,280

        9,000   California Infrastructure Economic Development Bank,                  8/11 at 102.00           A          9,486,450
                 Revenue Bonds, Kaiser Hospital Assistance LLC,
                 Series 2001A, 5.550%, 8/01/31

        7,665   California Statewide Community Development                           11/09 at 102.00         BBB          7,992,219
                 Authority, Insured Mortgage Hospital Revenue Bonds,
                 Mission Community Hospital, Series 2001,
                 5.375%, 11/01/21

        6,525   California Statewide Community Development                              No Opt. Call           A          7,602,669
                 Authority, Health Facility Revenue Refunding Bonds,
                 Memorial Health Services, Series 2003A,
                 6.000%, 10/01/12

        6,450   California Statewide Community Development                            6/13 at 100.00         AAA          7,176,657
                 Authority, Hospital Revenue Bonds, Monterey Peninsula
                 Hospital, Series 2003B, 5.250%, 6/01/18 - FSA Insured

        1,740   Central California Joint Powers Health Financing                      2/10 at 101.00         BBB          1,812,593
                 Authority, Certificates of Participation, Community
                 Hospitals of Central California Obligated Group
                 Project, Series 2000, 6.000%, 2/01/30

        2,500   Whittier, California, Health Facility Revenue Bonds,                  6/12 at 101.00          A-          2,636,875
                 Presbyterian Intercommunity Hospital, Series 2002,
                 5.600%, 6/01/22


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 7.5%

        4,000   ABAG Finance Authority for Nonprofit Corporations,                      No Opt. Call        BBB-          4,466,400
                 California, Multifamily Housing Revenue Refunding
                 Bonds, United Dominion/2000 Post Apartments,
                 Series 2000B, 6.250%, 8/15/30 (Mandatory put 8/15/08)

        5,250   California Statewide Community Development                            8/12 at 105.00         Aaa          6,067,320
                 Authority, GNMA Collateralized Housing Revenue
                 Refunding Bonds, Crowne Pointe Project, Series 2002F,
                 6.750%, 8/20/37

        7,500   Housing Authority of the County of San Bernardino,                      No Opt. Call        BBB+          8,241,675
                 California, Multifamily Housing Revenue Refunding
                 Bonds, Equity Residential/Redlands Lawn & Tennis
                 Apartments, Series 1999A, 5.200%, 6/15/29
                 (Mandatory put 6/15/09)


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY (continued)

$       3,610   San Bernardino County Housing Authority, California,                 11/11 at 105.00         Aaa     $    3,981,541
                 GNMA Collateralized Multifamily Mortgage Revenue
                 Bonds, Pacific Palms Mobile Home Park, Series 2001A,
                 6.700%, 12/20/41

                San Jose, California, Multifamily Housing Revenue Bonds, GNMA
                Mortgage-Backed Securities Program, Lenzen Housing, Series
                2001B:
        1,250    5.350%, 2/20/26 (Alternative Minimum Tax)                            8/11 at 102.00         AAA          1,314,300
        2,880    5.450%, 2/20/43 (Alternative Minimum Tax)                            8/11 at 102.00         AAA          3,023,453


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.8%

        2,865   California Housing Finance Agency, Home Mortgage                      2/08 at 101.50         AAA          3,007,734
                 Revenue Bonds, Series 1998B, 5.150%, 2/01/18
                 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 1.3%

        4,715   California Pollution Control Financing Authority,                       No Opt. Call         BBB          4,808,970
                 Solid Waste Disposal Revenue Bonds, Waste Management,
                 Inc. Project, Series 2002B, 4.450%, 7/01/27 (Alternative
                 Minimum Tax) (Mandatory put 7/01/05)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.5%

                California Health Facilities Financing Authority, Insured
                Senior Living Revenue Bonds, Aldersly, Series 2002A:
        1,500    5.125%, 3/01/22                                                      3/12 at 101.00         BBB          1,531,470
        1,315    5.250%, 3/01/32                                                      3/12 at 101.00         BBB          1,327,493

        2,450   California Health Facilities Financing Authority,                     1/13 at 100.00         BBB          2,500,470
                 Revenue Bonds, Northern California Retired Officers
                 Community Corporation - Paradise Valley Estates,
                 Series 2002, 5.125%, 1/01/22


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 29.3%

        8,500   California, General Obligation Veterans Welfare                       6/04 at 102.00           A          8,656,910
                 Bonds, Series 1997BH, 5.500%, 12/01/18 (Alternative
                 Minimum Tax)

           10   California, General Obligation Veterans Welfare Bonds,               12/06 at 102.00           A             10,466
                 Series 1997BJ, 5.500%, 12/01/18 (Alternative
                 Minimum Tax)

        9,335   California, General Obligation Bonds, Series 2002,                      No Opt. Call         AAA         11,466,274
                 6.000%, 2/01/16 - FSA Insured

                California, General Obligation Refunding Bonds, Series 2002:
        8,450    5.000%, 2/01/12                                                        No Opt. Call        Baa1          9,258,158
        2,780    6.000%, 4/01/16 - AMBAC Insured                                        No Opt. Call         AAA          3,427,907
        5,000    5.000%, 4/01/21 - AMBAC Insured                                      4/12 at 100.00         AAA          5,305,350

        1,950   California, Various Purpose General Obligation Bonds,                11/11 at 100.00         AAA          2,028,644
                 Series 2001, 5.000%, 11/01/30 - MBIA Insured

       14,300   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA         14,772,758
                 Series 2001BZ, 5.350%, 12/01/21 (Alternative Minimum
                 Tax) - MBIA Insured

        1,840   Compton Unified School District, Los Angeles County,                  9/13 at 100.00         AAA          2,075,557
                 California, General Obligation Bonds, Series 2003A,
                 5.250%, 9/01/18 - MBIA Insured

        3,000   Contra Costa County Community College District, California,           8/12 at 100.00         AAA          3,178,620
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/23 -
                 FGIC Insured

        2,500   Fullerton Joint Union High School District, Orange County,            8/12 at 100.00         Aaa          2,633,750
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/23 - FSA Insured

        2,260   Jurupa Unified School District, Riverside County,                     8/11 at 101.00         AAA          2,425,952
                 California, General Obligation Bonds, Series 2002,
                 5.125%, 8/01/22 - FGIC Insured

                Los Angeles Unified School District, Los Angeles County,
                California, General Obligation Bonds, Series 2003A:
        3,750    5.250%, 7/01/20 - FSA Insured                                        7/13 at 100.00         AAA          4,166,362
        7,200    5.000%, 7/01/22 - FSA Insured                                        7/13 at 100.00         AAA          7,689,816

        2,710   Pajaro Valley Unified School District, Santa Cruz County,             8/13 at 100.00         AAA          2,895,771
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/22 - FSA Insured

        2,250   Puerto Rico, Public Improvement General Obligation                    7/11 at 100.00         AAA          2,417,333
                 Refunding Bonds, Series 2001, 5.000%, 7/01/24 -
                 FSA Insured


                                       39

                            Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       5,000   Riverside Unified School District, Riverside County,                  2/12 at 101.00         AAA     $    5,270,350
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 2/01/27 - FGIC Insured

       10,810   San Diego Unified School District, San Diego County,                  7/11 at 102.00         AAA         11,433,521
                 California, General Obligation Bonds, Election of 1998,
                 Series 2001C, 5.000%, 7/01/26 - FSA Insured

        4,000   San Diego Unified School District, San Diego County,                  7/12 at 101.00         AAA          4,402,760
                 California, General Obligation Bonds, Election of 1998,
                 Series 2002D, 5.250%, 7/01/21 - FGIC Insured

        1,000   Saugus Union School District, Los Angeles County,                     8/12 at 100.00         AAA          1,056,620
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/24 - FGIC Insured

        1,630   West Contra Costa Unified School District,                            8/11 at 101.00         AAA          1,731,810
                 Contra Costa County, California, General Obligation
                 Bonds, Series 2003C, 5.000%, 8/01/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 48.9%

        4,000   Beaumont Financing Authority, California, Local Agency                9/12 at 102.00         N/R          4,220,200
                 Revenue Bonds, Series 2002A, 6.750%, 9/01/25

        7,135   Brentwood Infrastructure Financing Authority, Contra                 11/11 at 100.00         AAA          7,498,742
                 Costa County, California, Capital Improvement Revenue
                 Bonds, Series 2001, 5.000%, 11/01/25 - FSA Insured

        3,350   California State Public Works Board, Lease Revenue                   12/12 at 100.00         AAA          3,739,337
                 Bonds, Department of General Services, Capital
                 East End, Series 2002A, 5.250%, 12/01/17 -
                 AMBAC Insured

        8,210   California State Public Works Board, Lease Revenue                   12/13 at 100.00        Baa2          9,081,163
                 Bonds, Department of Corrections, Series 2003C,
                 5.500%, 6/01/16

        2,630   California State Public Works Board, Lease Revenue                      No Opt. Call         AAA          3,012,086
                 Bonds, Department of Corrections, Series 2001B,
                 5.250%, 1/01/12 - AMBAC Insured

        4,510   California State Public Works Board, Lease Revenue                   12/11 at 102.00         AAA          4,753,675
                 Bonds, Department of Mental Health, Hospital
                 Addition, Series 2001A, 5.000%, 12/01/26 -
                 AMBAC Insured

       15,000   California State Public Works Board, Lease Revenue                    3/12 at 100.00         AAA         15,669,000
                 Bonds, Department of General Services, Series 2002B,
                 5.000%, 3/01/27 - AMBAC Insured

                Capistrano Unified School District, Orange County, California,
                Special Tax Bonds, Community Facilities District 90-2, Talega,
                Series 2003:
        1,750    5.875%, 9/01/23                                                      9/13 at 100.00         N/R          1,798,738
          550    6.000%, 9/01/33                                                      9/13 at 100.00         N/R            563,398

        1,810   Cerritos Public Financing Authority, California,                        No Opt. Call         AAA          2,071,780
                 Tax Allocation Revenue Bonds, Los Cerritos
                 Redevelopment Projects, Series 2002A,
                 5.000%, 11/01/14 - AMBAC Insured

        1,270   Coalinga Public Financing Authority, California,                        No Opt. Call         AAA          1,577,619
                 Local Obligation Senior Lien Revenue Bonds,
                 Series 1998A, 6.000%, 9/15/18 - AMBAC Insured

        2,000   Daly City Housing Development Finance Agency,                        12/13 at 102.00          A-          2,131,040
                 California, Mobile Home Park Revenue Bonds,
                 Franciscan Mobile Home Park Project, Series 2002A,
                 5.800%, 12/15/25

        1,000   Fullerton Community Facilities District 1, California,                9/12 at 100.00         N/R          1,043,860
                 Special Tax Bonds, Amerige Heights, Series 2002,
                 6.100%, 9/01/22

        3,000   Lake Elsinore Public Financing Authority, California,                10/13 at 102.00         N/R          3,071,310
                 Local Agency Revenue Refunding Bonds, Series 2003H,
                 6.000%, 10/01/20

        5,250   Lammersville School District, San Joaquin County,                     9/12 at 101.00         N/R          5,414,640
                 California, Special Tax Bonds, Community Facilities
                 District of Mountain House, Series 2002, 6.300%, 9/01/24

        2,000   Lee Lake Water District, Riverside County, California,                9/13 at 102.00         N/R          2,145,060
                 Special Tax Bonds, Community Facilities District 1 of
                 Sycamore Creek, Series 2003, 6.500%, 9/01/24

        2,200   Lincoln, California, Special Tax Bonds, Community                     9/13 at 102.00         N/R          2,359,566
                 Facilities District No. 2003-1, Lincoln Crossing Project,
                 Series A, 6.500%, 9/01/25

        5,425   Lodi, California, Certificates of Participation,                     10/12 at 100.00         AAA          5,709,162
                 Public Improvement Financing Project, Series 2002,
                 5.000%, 10/01/26 - MBIA Insured

        6,075   Los Angeles County Metropolitan Transportation                          No Opt. Call         AAA          7,087,095
                 Authority, California, Proposition C Sales Tax Revenue
                 Refunding Bonds, Second Senior Lien, Series 2003A,
                 5.250%, 7/01/13 - MBIA Insured

        1,000   Monterey County, California, Certificates of Participation,           8/11 at 100.00         Aaa          1,125,400
                 Master Plan Financing, Series 2001, 5.250%, 8/01/15 -
                 MBIA Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Norco, California, Special Tax Bonds, Community Facilities            9/12 at 102.00         N/R     $    1,028,010
                 District 01-1, Series 2002, 6.750%, 9/01/22

        3,000   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          3,401,970
                 Lien Tax Allocation Bonds, Central District
                 Redevelopment Project, Series 2003, 5.500%, 9/01/19 -
                 FGIC Insured

        1,000   Oceanside, California, Community Facilities Special                   3/14 at 100.00         N/R            993,380
                 Tax Revenue Bonds, Morro Hills, Series 2004,
                 5.750%, 9/01/33

        4,520   Ontario Redevelopment Financing Authority, California,                8/11 at 101.00         AAA          4,783,245
                 Lease Revenue Bonds, Capital Projects, Series 2001,
                 5.000%, 8/01/24 - AMBAC Insured

        2,000   Orange County, California, Special Tax Bonds, Community               8/11 at 101.00         N/R          2,029,360
                 Facilities District 02-1 of Ladera Ranch, Series 2003A,
                 5.550%, 8/15/33

       11,165   Palm Desert Financing Authority, California, Tax Allocation           4/12 at 102.00         AAA         11,843,720
                 Revenue Refunding Bonds, Project Area 1, Series 2002,
                 5.100%, 4/01/30 - MBIA Insured

        5,000   Pomoma Public Financing Authority, California, Revenue                2/11 at 100.00         AAA          5,218,250
                 Refunding Bonds, Merged Redevelopment Projects,
                 Series 2001AD, 5.000%, 2/01/27 - MBIA Insured

        5,500   Puerto Rico Highway and Transportation Authority,                     7/12 at 100.00           A          5,972,010
                 Highway Revenue Bonds, Series 2002D, 5.375%, 7/01/36

        4,400   Puerto Rico Public Finance Corporation, Commonwealth                    No Opt. Call        BBB+          5,280,352
                 Appropriation Bonds, Series 2002E, 6.000%, 8/01/26

        1,735   Rohnert Park Finance Authority, California, Rancho Feliz              9/13 at 100.00         BBB          1,722,057
                 Mobile Home Park Revenue Bonds, Senior Lien,
                 Series 2003A, 5.750%, 9/15/38

        1,125   Rohnert Park Finance Authority, California, Rancho Feliz              9/13 at 100.00         N/R          1,119,195
                 Mobile Home Park Revenue Bonds, Subordinate Lien,
                 Series 2003B, 6.625%, 9/15/38

        1,700   Roseville, California, Special Tax Bonds, Community                   9/09 at 103.00         N/R          1,731,127
                 Facilities District 1 - Crocker, Series 2003,
                 6.000%, 9/01/27

        1,150   Sacramento, California, Special Tax Bonds, North Natomas              3/04 at 102.00         N/R          1,180,188
                 Community Facilities District No. 4, Series 2003C,
                 6.000%, 9/01/33

       14,505   San Diego Redevelopment Agency, California,                           9/11 at 101.00         AAA         15,280,002
                 Subordinate Tax Allocation Bonds, Centre City
                 Redevelopment Project, Series 2001A,
                 5.000%, 9/01/26 - FSA Insured

        8,725   San Francisco Bay Area Rapid Transit District, California,            7/11 at 100.00         AAA          9,125,216
                 Sales Tax Revenue Bonds, Series 2001,
                 5.000%, 7/01/26 - AMBAC Insured

       10,000   San Jose Redevelopment Agency, California, Tax                        8/10 at 101.00         AAA         10,444,000
                 Allocation Bonds, Merged Area Redevelopment Project,
                 Series 2002, 5.000%, 8/01/27 - MBIA Insured

        2,100   San Marcos Public Facilities Authority, California,                   9/07 at 102.00         N/R          2,169,363
                 Special Tax Revenue Bonds, Series 2002, 6.300%, 9/01/20

        1,595   San Marcos Public Facilities Authority, California,                   9/09 at 102.00         N/R          1,621,461
                 Special Tax Bonds, Community Facilities District 99-01,
                 Series 2003B, 6.000%, 9/01/24

        1,595   Santa Clara Valley Transportation Authority, California,              6/11 at 100.00         AAA          1,680,683
                 Sales Tax Revenue Bonds, Series 2001A,
                 5.000%, 6/01/22 - MBIA Insured

        2,810   West Patterson Financing Authority, California,                       9/13 at 103.00         N/R          2,924,929
                 Community Facilities District 01-1, Special Tax Bonds,
                 Series 2003B, 7.000%, 9/01/38

        1,375   West Patterson Financing Authority, California,                       9/13 at 103.00         N/R          1,350,003
                 Community Facilities District No. 1, Special Tax
                 Bonds, Series 2004A, 6.125%, 9/01/39 (WI,
                 settling 3/09/04)

        2,500   Yucaipa-Calimesa Joint Unified School District,                      10/11 at 100.00         AAA          2,618,050
                 San Bernardino County, California, General Obligation
                 Refunding Bonds, Series 2001A, 5.000%, 10/01/26 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 10.2%

       11,750   Foothill-Eastern Transportation Corridor Agency,                      1/14 at 101.00        BBB-          9,002,968
                 California, Toll Road Refunding Revenue Bonds,
                 Series 1999, 0.000%, 1/15/28

        1,500   Port of Oakland, California, Revenue Refunding Bonds,                11/07 at 102.00         AAA          1,703,190
                 Series 1997I, 5.600%, 11/01/19 -  MBIA Insured

        1,000   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00         AAA          1,104,330
                 5.250%, 11/01/20 - FGIC Insured


                                       41


                            Nuveen California Dividend Advantage Municipal Fund 3 (NZH) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       3,000   Airports Commission of the City and County of                         5/10 at 101.00         AAA     $    3,129,960
                 San Francisco, California, Revenue Bonds, San Francisco
                 International Airport, Series 2, Issue 26B, 5.000%, 5/01/30 -
                 FGIC Insured

                Airports Commission of the City and County of San Francisco,
                California, Revenue Bonds, San Francisco International Airport,
                Second Series, Issue 29B:
        4,110    5.125%, 5/01/17 - FGIC Insured                                       5/13 at 100.00         AAA          4,584,047
       10,625    5.125%, 5/01/18 - FGIC Insured                                       5/13 at 100.00         AAA         11,789,181
        5,140    5.125%, 5/01/19 - FGIC Insured                                       5/13 at 100.00         AAA          5,661,196


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 12.0%

       15,000   California Pollution Control Financing Authority,                     4/11 at 102.00         AAA         16,417,200
                 Pollution Control Revenue Refunding Bonds, Pacific Gas
                 and Electric Company, Series 1996A Remarketed,
                 5.350%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured

        9,000   California Department of Water Resources, Power                       5/12 at 101.00          A3          9,631,620
                 Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          1,288,380
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        1,600   Merced Irrigation District, California, Revenue                       9/05 at 103.00        Baa3          1,689,008
                 Certificates of Participation, Electric System Project,
                 Series 2002, 6.500%, 9/01/34

        5,000   Merced Irrigation District, California, Revenue                       9/13 at 102.00        Baa3          5,102,800
                 Certificates of Participation, Electric System Project,
                 Series 2003, 5.700%, 9/01/36

        2,250   Salinas Valley Solid Waste Authority, California,                     8/12 at 100.00         AAA          2,361,015
                 Revenue Bonds, Series 2002, 5.125%, 8/01/22
                 (Alternative Minimum Tax) - AMBAC Insured

        6,085   Southern California Public Power Authority, Revenue                   7/13 at 100.00         AAA          6,888,342
                 Bonds, Magnolia Power Project, Series 2003-1A,
                 5.250%, 7/01/16 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 12.1%

        8,000   California Department of Water Resources, Water                       6/13 at 100.00         AAA          9,316,960
                 System Revenue Bonds, Central Valley Project,
                 Series 2003Y, 5.250%, 12/01/13 - FGIC Insured

        7,000   Carmichael Water District, Sacramento County, California,             9/09 at 102.00         AAA          7,369,600
                 Water Revenue Certificates of Participation, Series 1999,
                 5.125%, 9/01/29 - MBIA Insured

        1,000   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00         N/R          1,030,370
                 Series 2001A, 6.250%, 12/01/32

                San Diego Public Facilities Financing Authority, California,
                Subordinate Lien Water Revenue Bonds, Series 2002:
        2,500    5.000%, 8/01/23 - MBIA Insured                                       8/12 at 100.00         AAA          2,645,200
        6,260    5.000%, 8/01/24 - MBIA Insured                                       8/12 at 100.00         AAA          6,605,361

                San Francisco City and County Public Utilities Commission,
                California, Clean Water Revenue Refunding Bonds, Series 2003A:
        3,315    5.250%, 10/01/18 - MBIA Insured                                      4/13 at 100.00         AAA          3,723,607
       12,000    5.250%, 10/01/19 - MBIA Insured                                      4/13 at 100.00         AAA         13,390,560
------------------------------------------------------------------------------------------------------------------------------------
$     512,655   Total Long-Term Investments (cost $522,264,223) - 150.1%                                                544,870,622
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.4%                                                                      4,949,253
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.5)%                                                       (187,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  362,819,875
                ====================================================================================================================


               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               N/R  Investment is not rated.

               (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       42


                            Nuveen Insured California Dividend Advantage Municipal Fund (NKL)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.5%

$       5,500   Golden State Tobacco Securitization Corporation,                      6/13 at 100.00         BBB     $    5,974,815
                 California, Tobacco Settlement Asset-Backed
                 Revenue Bonds, Series 2003A-2, 7.900%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 9.5%

        1,000   California Educational Facilities Authority, Revenue Bonds,           3/09 at 101.00         Aa3          1,101,280
                 Claremont University Center, Series 1999B,
                 5.250%, 3/01/18

        1,675   California Educational Facilities Authority, Revenue Bonds,          10/12 at 100.00          A2          1,767,929
                 University of San Diego, Series 2002A, 5.250%, 10/01/30

        9,000   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          9,562,680
                 Series 2002A, 5.125%, 11/01/26 - AMBAC Insured

        1,000   California Statewide Community Development Authority,                 8/12 at 100.00           A          1,061,890
                 Student Housing Revenue Bonds, EAH - Irvine East
                 Campus Apartments, LLC Project, Series 2002A,
                 5.500%, 8/01/22 - ACA Insured

        9,000   University of California, Revenue Bonds, Multiple                     9/08 at 101.00         Aa2          9,431,010
                 Purpose Projects, Series 2000K, 5.300%, 9/01/30


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 5.6%

        5,000   ABAG Finance Authority for Non-Profit Corporations,                   4/12 at 100.00         BBB          5,204,550
                 California, Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.600%, 4/01/26

                California Health Facilities Financing Authority, Revenue
                Bonds, Cedars-Sinai Medical Center, Series 1999A:
        2,500    6.125%, 12/01/30                                                    12/09 at 101.00          A3          2,712,050
        3,000    6.250%, 12/01/34                                                    12/09 at 101.00          A3          3,262,290

        2,160   California Health Facilities Financing Authority, Revenue             3/13 at 100.00           A          2,292,689
                 Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/15


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 0.9%

        1,905   Los Angeles, California, GNMA Mortgage-Backed                         7/11 at 102.00         AAA          2,061,191
                 Securities Program, Multifamily Housing Revenue Bonds,
                 Park Plaza West Senior Apartments Project, Series 2001B,
                 5.300%, 1/20/21 (Alternative Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 3.4%

        3,000   ABAG Finance Authority for Non-Profit Corporations,                  11/12 at 100.00         BBB          3,079,500
                 California, Insured Senior Living Revenue Bonds, Odd
                 Fellows Home of California, Series 2003A,
                 5.200%, 11/15/22

        5,000   California Statewide Community Development Authority,                11/13 at 100.00         BBB          5,204,700
                 Revenue Bonds, Jewish Home for the Aging Project,
                 Series 2003, 5.000%, 11/15/18


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 40.0%

        5,920   Cajon Valley Union School District, San Diego County,                 8/10 at 102.00         AAA          6,261,584
                 California, General Obligation Bonds, Series 2002B,
                 5.125%, 8/01/32 - MBIA Insured

        9,000   California, General Obligation Refunding Bonds,                       2/12 at 100.00         AAA          9,484,110
                 Series 2002, 5.000%, 2/01/22 - MBIA Insured

        2,900   California, General Obligation Bonds, Series 2003,                    8/13 at 100.00        Baa1          2,991,176
                 5.000%, 2/01/21

        2,000   California, General Obligation Bonds, Series 2004,                    2/14 at 100.00        Baa1          2,076,860
                 5.000%, 2/01/20

        1,490   Campbell Union High School District, Santa Clara County,              8/11 at 102.00         Aaa          1,567,614
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/32 - FGIC Insured

                Compton Community College District, Los Angeles County,
                California, General Obligation Bonds, Series 2004A:
        2,315    5.250%, 7/01/22 - MBIA Insured                                       7/14 at 100.00         AAA          2,552,889
        2,560    5.250%, 7/01/23 - MBIA Insured                                       7/14 at 100.00         AAA          2,813,978

        2,415   El Monte Union High School District, Los Angeles County,              6/13 at 100.00         AAA          2,547,583
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 6/01/28 - FSA Insured


                                       43


                            Nuveen Insured California Dividend Advantage Municipal Fund (NKL) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$      10,000   Fremont Unified School District, Alameda County,                      8/12 at 101.00         AAA     $   10,629,200
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/25 - FSA Insured

        2,070   Fresno Unified School District, Fresno County, California,            8/10 at 102.00         AAA          2,203,908
                 General Obligation Bonds, Election of 1995, Series 2002G,
                 5.125%, 8/01/26 - FSA Insured

                Fresno Unified School District, Fresno County, California,
                General Obligation Bonds, Election of 2001, Series 2002B:
        1,135    5.125%, 8/01/23 - FGIC Insured                                       8/10 at 102.00         AAA          1,215,074
        1,190    5.125%, 8/01/24 - FGIC Insured                                       8/10 at 102.00         AAA          1,270,456
        1,245    5.125%, 8/01/25 - FGIC Insured                                       8/10 at 102.00         AAA          1,325,539
        1,255    5.125%, 8/01/26 - FGIC Insured                                       8/10 at 102.00         AAA          1,336,186

        5,000   Los Angeles Unified School District, California, General              7/12 at 100.00         AAA          5,302,600
                 Obligation Bonds, Election of 1997, Series 2002E,
                 5.125%, 1/01/27 - MBIA Insured

                Los Angeles Unified School District, Los Angeles County,
                California, General Obligation Bonds, Series 2003A:
        4,700    5.000%, 7/01/22 - FSA Insured                                        7/13 at 100.00         AAA          5,019,741
        5,500    5.000%, 1/01/28 - MBIA Insured                                       7/13 at 100.00         AAA          5,804,205

        1,500   Madera Unified School District, Madera County, California,            8/12 at 100.00         AAA          1,576,230
                 General Obligation Bonds, Series 2002, 5.000%, 8/01/28 -
                 FSA Insured

        1,155   Montara Sanitary District, California, General Obligation             8/11 at 101.00         AAA          1,216,215
                 Bonds, Series 2003, 5.000%, 8/01/28 - FGIC Insured

        2,500   Oakland Unified School District, Alameda County, California,          8/12 at 100.00         AAA          2,720,700
                 General Obligation Bonds, Series 2002, 5.250%, 8/01/21 -
                 FGIC Insured

        3,300   Peralta Community College District, Alameda County,                   8/09 at 102.00         AAA          3,442,263
                 California, General Obligation Bonds, Election of 2000,
                 Series 2001A, 5.000%, 8/01/31 - FGIC Insured

        3,250   San Diego Unified School District, San Diego County,                  7/11 at 102.00         AAA          3,471,098
                 California, General Obligation Bonds, Election of 1998,
                 Series 2001C, 5.000%, 7/01/22 - FSA Insured

        3,500   San Mateo County Community College District, California,              9/12 at 100.00         AAA          3,687,110
                 General Obligation Bonds, Series 2002A, 5.000%, 9/01/26 -
                 FGIC Insured

        2,980   Santa Clarita Community College District, Los Angeles                 8/11 at 101.00         AAA          3,166,250
                 County, California, General Obligation Bonds, Series 2002,
                 5.125%, 8/01/26 - FGIC Insured

        2,460   Vacaville Unified School District, Solano County,                     8/11 at 101.00         AAA          2,590,355
                 California, General Obligation Bonds, Series 2002,
                 5.000%, 8/01/26 - FSA Insured

       10,000   Vista Unified School District, San Diego County,                      8/12 at 100.00         AAA         10,595,400
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/23 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 40.7%

        1,450   Baldwin Park Public Financing Authority, California,                  8/13 at 102.00         BBB          1,495,835
                 Sales Tax and Tax Allocation Bonds, Puente Merced
                 Redevelopment Project, Series 2003, 5.250%, 8/01/21

        6,895   Brea and Olinda Unified School District, Orange County,               8/11 at 101.00         AAA          7,315,871
                 California, Refunding Certificates of Participation,
                 Series 2002A, 5.125%, 8/01/26 - FSA Insured

        2,290   Burbank Public Financing Authority, California, Revenue              12/13 at 100.00         AAA          2,571,464
                 Refunding Bonds, Golden State Redevelopment Project,
                 Series 2003A, 5.250%, 12/01/19 - AMBAC Insured

        2,200   California Infrastructure Economic Development Bank,                  9/13 at 101.00         AAA          2,330,086
                 Los Angeles County, Revenue Bonds, Department of
                 Public Social Services, Series 2003, 5.000%, 9/01/28 -
                 AMBAC Insured

        5,100   California State Public Works Board, Lease Revenue                   12/13 at 100.00        Baa2          5,684,511
                 Bonds, Department of Corrections, Series 2003C,
                 5.500%, 6/01/15

        7,035   Corona-Norco Unified School District, Riverside County,               9/13 at 100.00         AAA          7,430,156
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2003, 5.000%, 9/01/28 -
                 MBIA Insured

        3,145   Culver City Redevelopment Agency, California,                         5/11 at 101.00         AAA          3,329,895
                 Tax Allocation Revenue Bonds, Redevelopment Project,
                 Series 2002A, 5.125%, 11/01/25 - MBIA Insured

        1,020   Desert Sands Unified School District, Riverside                       3/12 at 101.00         AAA          1,094,542
                 County, California, Refunding Certificates of Participation,
                 Series 2002, 5.000%, 3/01/20 - MBIA Insured


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       8,720   El Monte, California, Senior Lien Certificates of                     1/11 at 100.00         AAA     $    9,213,116
                 Participation, Department of Public Services Facility -
                 Phase II, Series 2001, 5.000%, 1/01/21 - AMBAC Insured

        2,115   Inglewood Redevelopment Agency, California,                             No Opt. Call         AAA          2,405,051
                 Tax Allocation Refunding Bonds, Merged Area
                 Redevelopment Project, Series 1998A, 5.250%, 5/01/23 -
                 AMBAC Insured

        1,400   Irvine Assessment District, California, Limited                       3/04 at 103.00         N/R          1,403,570
                 Obligation Improvement Bonds, Assessment District 00-18,
                 Group 3, Series 2003, 5.550%, 9/02/26

        3,500   La Quinta Redevelopment Agency, California,                           9/11 at 102.00         AAA          3,700,165
                 Tax Allocation Bonds, Project Area 1, Series 2001,
                 5.100%, 9/01/31 - AMBAC Insured

        3,400   La Quinta Redevelopment Agency, California,                           9/12 at 102.00         AAA          3,636,674
                 Tax Allocation Bonds, Project Area 1, Series 2002,
                 5.000%, 9/01/22 - AMBAC Insured

        1,460   City of Los Angeles, California, Certificates                         6/13 at 100.00         AAA          1,531,044
                 of Participation, Municipal Improvement Corporation,
                 Series 2003AW, 5.000%, 6/01/33 - AMBAC Insured

        7,000   Los Angeles, California, Certificates of Participation,               4/12 at 100.00         AAA          7,459,550
                 Real Property Acquisition Program, Series 2002,
                 5.200%, 4/01/27 - AMBAC Insured

        4,690   Los Angeles County Metropolitan Transportation                        7/08 at 101.00         AAA          4,857,480
                 Authority, California, Proposition C Sales Tax Revenue
                 Refunding Bonds, Second Senior Lien, Series 1998A,
                 5.000%, 7/01/23 - AMBAC Insured

        8,470   Ontario Redevelopment Financing Authority, California,                8/11 at 101.00         AAA          9,049,179
                 Lease Revenue Bonds, Capital Projects, Series 2001,
                 5.200%, 8/01/29 - AMBAC Insured

        5,000   Palm Desert Financing Authority, California,                          4/12 at 102.00         AAA          5,307,150
                 Tax Allocation Revenue Refunding Bonds, Project Area 1,
                 Series 2002, 5.000%, 4/01/25 - MBIA Insured

        4,475   Riverside County, California, Asset Leasing Corporate                 6/12 at 101.00         AAA          4,840,518
                 Leasehold Revenue Bonds, Riverside County Hospital
                 Project, Series 1997B, 5.000%, 6/01/19 - MBIA Insured

        3,175   San Buenaventura Public Facilities Financing Authority,               2/11 at 101.00         AAA          3,388,423
                 California, Certificates of Participation, Series 2001C,
                 5.250%, 2/01/31 - AMBAC Insured

        3,730   San Diego Redevelopment Agency, California,                           9/09 at 101.00        Baa2          3,812,358
                 Centre City Project Subordinate Tax Increment and
                 Parking Revenue Bonds, Series 2003B, 5.250%, 9/01/26

        4,000   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          4,338,840
                 Refunding Bonds, Convention Center Project,
                 Series 2001F, 5.000%, 9/01/19 - MBIA Insured

        2,160   Temecula Redevelopment Agency, California,                            8/08 at 102.00         AAA          2,257,222
                 Tax Allocation Revenue Bonds, Redevelopment Project 1,
                 Series 2002, 5.125%, 8/01/27 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 5.4%

        2,250   California Infrastructure Economic Development Bank,                  7/13 at 100.00         AAA          2,365,605
                 Revenue Bonds, Bay Area Toll Bridges, 1st Lien
                 Series 2003A, 5.000%, 7/01/36 - AMBAC Insured

        7,500   Foothill-Eastern Transportation Corridor Agency,                      1/14 at 101.00        BBB-          5,731,950
                 California, Toll Road Refunding Revenue Bonds,
                 Series 1999, 0.000%, 1/15/29

                San Francisco City and County Airports Commission, California,
                Revenue Bonds, San Francisco International Airport, Series 2,
                Issue 29A:
        2,185    5.250%, 5/01/16 (Alternative Minimum Tax) - FGIC Insured             5/13 at 100.00         AAA          2,406,188
        2,300    5.250%, 5/01/17 (Alternative Minimum Tax) - FGIC Insured             5/13 at 100.00         AAA          2,517,971


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 2.1%

        4,500   Southern California Metropolitan Water District,                      1/08 at 101.00         AAA          5,098,770
                 Water Revenue Bonds, Series 1997A, 5.000%, 7/01/30
                 (Pre-refunded to 1/01/08) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 21.3%

        9,000   Anaheim Public Financing Authority, California,                      10/12 at 100.00         AAA          9,458,190
                 Electric System Distribution Facilities Revenue Bonds,
                 Series 2002A, 5.000%, 10/01/27 - FSA Insured

       10,000   California Pollution Control Financing Authority, Pollution           4/11 at 102.00         AAA         10,944,800
                 Control Revenue Refunding Bonds, Pacific Gas and
                 Electric Company, Series 1996A Remarketed,
                 5.350%, 12/01/16 (Alternative Minimum Tax) -
                 MBIA Insured

        6,000   California Department of Water Resources, Power                       5/12 at 101.00          A3          6,421,080
                 Supply Revenue Bonds, Series 2002A, 5.125%, 5/01/18


                                       45


                            Nuveen Insured California Dividend Advantage Municipal Fund (NKL) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$       3,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA     $    3,288,030
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/21 - FSA Insured

                Los Angeles Department of Water and Power, California, Power
                System Revenue Bonds, Series 2003A-2:
          775    5.000%, 7/01/21 - MBIA Insured                                       7/13 at 100.00         AAA            832,079
        5,000    5.000%, 7/01/30 - MBIA Insured                                       7/13 at 100.00         AAA          5,256,900

        6,000   Northern California Power Agency, Revenue Refunding                   7/08 at 101.00         AAA          6,266,760
                 Bonds, Hydroelectric Project 1, Series 1998A,
                 5.200%, 7/01/32 - MBIA Insured

        3,000   Sacramento Municipal Utility District, California,                    8/11 at 100.00         AAA          3,137,730
                 Electric Revenue Bonds, Series 2001N,
                 5.000%, 8/15/28 - MBIA Insured

        5,630   Southern California Public Power Authority, Subordinate               7/12 at 100.00         AAA          5,945,224
                 Revenue Refunding Bonds, Transmission Project,
                 Series 2002A, 4.750%, 7/01/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 16.6%

        3,000   California Department of Water Resources, Water                      12/12 at 100.00         AAA          3,222,150
                 System Revenue Bonds, Central Valley Project,
                 Series 2002X, 5.150%, 12/01/23 - FGIC Insured

        6,100   East Bay Municipal Utility District, Alameda and                      6/11 at 100.00         AAA          6,384,809
                 Contra Costa Counties, California, Water System
                 Subordinated Revenue Bonds, Series 2001,
                 5.000%, 6/01/26 - MBIA Insured

        9,000   Eastern Municipal Water District, California,                         7/11 at 100.00         AAA          9,378,270
                 Water and Sewer Revenue Certificates of Participation,
                 Series 2001B, 5.000%, 7/01/30 - FGIC Insured

        4,500   Los Angeles County Sanitation Districts Financing Authority,         10/13 at 100.00         AAA          4,798,170
                 California, Capital Projects Revenue Bonds, Senior
                 Lien Series 2003A, 5.000%, 10/01/23 - FSA Insured

        3,650   Manteca Financing Authority, California, Sewer Revenue               12/13 at 100.00         Aaa          3,844,251
                 Bonds, Series 2003A, 5.000%, 12/01/33 - MBIA Insured

       12,000   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA         12,602,280
                 of Participation, Series 2003, 5.000%, 2/01/33 -
                 FGIC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     338,900   Total Long-Term Investments (cost $333,952,635) - 148.0%                                                357,938,805
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.8%                                                                      1,941,576
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (48.8)%                                                       (118,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  241,880,381
                ====================================================================================================================

                    At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue
                    Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest.
                    Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                                       46


                            Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX)
                            Portfolio of
                                    INVESTMENTS February 29, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 2.4%

$       2,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB     $    2,172,660
                 Tobacco Settlement Asset-Backed Revenue Bonds,
                 Series 2003A-2, 7.900%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 18.6%

        2,700   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3          2,936,061
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.250%, 12/01/34

        1,500   California Health Facilities Financing Authority, Revenue            11/08 at 101.00         AAA          1,549,755
                 Bonds, USCF - Stanford Health Care, Series 1998A,
                 5.000%, 11/15/31 - FSA Insured

        1,500   California Health Facilities Financing Authority, Revenue             3/13 at 100.00           A          1,512,450
                 Bonds, Adventist Health System/West, Series 2003A,
                 5.000%, 3/01/28

        1,800   California Infrastructure Economic Development Bank,                  8/11 at 102.00           A          1,897,290
                 Revenue Bonds, Kaiser Hospital Assistance LLC,
                 Series 2001A, 5.550%, 8/01/31

        6,000   California Statewide Community Development Authority,                   No Opt. Call         AAA          6,502,620
                 Revenue Refunding Bonds, Sherman Oaks Project,
                 Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

        2,000   California Statewide Community Development Authority,                 6/13 at 100.00         AAA          2,157,220
                 Hospital Revenue Bonds, Monterey Peninsula Hospital,
                 Series 2003B, 5.250%, 6/01/23 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 5.6%

        1,000   ABAG Finance Authority for Non-Profit Corporations,                  11/12 at 100.00         BBB          1,026,500
                 California, Insured Senior Living Revenue Bonds, Odd
                 Fellows Home of California, Series 2003A,
                 5.200%, 11/15/22

        2,000   California Health Facilities Financing Authority, Revenue             1/13 at 100.00         BBB          2,025,980
                 Bonds, Northern California Retired Officers Community
                 Corporation - Paradise Valley Estates, Series 2002,
                 5.250%, 1/01/26

        1,815   California Statewide Community Development Authority,                11/13 at 100.00         BBB          1,889,306
                 Revenue Bonds, Jewish Home for the Aging Project,
                 Series 2003, 5.000%, 11/15/18


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 47.4%

        1,000   Berryessa Union School District, Santa Clara County,                  8/12 at 100.00         AAA          1,069,070
                 California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/21 - FSA Insured

        2,000   Butte-Glenn Community College District, Butte and Glenn               8/12 at 101.00         Aaa          2,116,260
                 Counties, California, General Obligation Bonds,
                 Series 2002A, 5.000%, 8/01/26 - MBIA Insured

                California, General Obligation Refunding Bonds, Series 2002:
        1,500    5.000%, 2/01/12                                                        No Opt. Call        Baa1          1,643,460
        3,750    5.000%, 4/01/27 - AMBAC Insured                                      4/12 at 100.00         AAA          3,918,563
        3,000    5.250%, 4/01/30 - XLCA Insured                                       4/12 at 100.00         AAA          3,204,600

          450   Fremont Unified School District, Alameda County, California,          8/12 at 101.00         AAA            478,314
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/25 -
                 FSA Insured

                Hacienda La Puente Unified School District, Los Angeles County,
                California, General Obligation Bonds, Series 2003B:
        4,500    5.000%, 8/01/26 - FSA Insured                                        8/13 at 100.00         AAA          4,761,585
        2,030    5.000%, 8/01/27 - FSA Insured                                        8/13 at 100.00         AAA          2,144,776

        2,000   The City of Los Angeles, California, General Obligation               9/12 at 100.00         AAA          2,126,000
                 Bonds, Series 2002A, 5.000%, 9/01/22 - MBIA Insured

       10,750   Los Angeles Unified School District, Los Angeles County,              7/13 at 100.00         AAA         11,481,323
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 7/01/22 - FSA Insured

        1,000   Murrieta Valley Unified School District, Riverside                    9/13 at 100.00         AAA          1,058,570
                 County, California, General Obligation Bonds, Series 2003A,
                 5.000%, 9/01/26 - FGIC Insured


                                       47


                            Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX) (continued)
                                    Portfolio of INVESTMENTS February 29, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (CONTINUED)

$       3,000   San Diego Unified School District, California, General                7/10 at 100.00         AAA     $    3,176,100
                 Obligation Bonds, Election of 1998, Series 2000B,
                 5.125%, 7/01/22 - MBIA Insured

        3,855   San Rafael City High School District, Marin County,                   8/12 at 100.00         AAA          4,050,911
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 8/01/28 - FSA Insured

          905   San Rafael Elementary School District, Marin County,                  8/12 at 100.00         AAA            950,992
                 California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/28 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 44.2%

          550   Baldwin Park Public Financing Authority, California, Sales            8/13 at 102.00         BBB            567,386
                 Tax and Tax Allocation Bonds, Puente Merced
                 Redevelopment Project, Series 2003, 5.250%, 8/01/21

        2,025   Burbank Public Financing Authority, California, Revenue              12/13 at 100.00         AAA          2,223,470
                 Refunding Bonds, Golden State Redevelopment Project,
                 Series 2003A, 5.250%, 12/01/22 - AMBAC Insured

        4,000   California State Public Works Board, Lease Revenue                   12/12 at 100.00         AAA          4,206,840
                 Bonds, Department of General Services, Capital East End,
                 Series 2002A, 5.000%, 12/01/27 - AMBAC Insured

        2,000   California State Public Works Board, Lease Revenue                   12/13 at 100.00        Baa2          2,212,220
                 Bonds, Department of Corrections, Series 2003C,
                 5.500%, 6/01/16

          600   Irvine Assessment District, California, Limited Obligation            3/04 at 103.00         N/R            601,530
                 Improvement Bonds, Assessment District 00-18, Group 3,
                 Series 2003, 5.550%, 9/02/26

        5,540   Irvine, California, Public Facilities and Infrastructure              9/13 at 100.00         AAA          5,727,695
                 Authority, Assessment Revenue Bonds, Series 2003C,
                 5.000%, 9/02/21 - AMBAC Insured

        2,000   City of Los Angeles, California, Certificates of                      6/13 at 100.00         AAA          2,097,320
                 Participation, Municipal Improvement Corporation,
                 Series 2003AW, 5.000%, 6/01/33 - AMBAC Insured

        1,770   Los Angeles Unified School District, Los Angeles                     10/12 at 100.00         AAA          1,860,111
                 County, California, Certificates of Participation,
                 Series 2002C, Administration Building Project II,
                 5.000%, 10/01/27 - AMBAC Insured

        1,500   Los Osos, California, Community Services Wastewater                   9/10 at 103.00         AAA          1,574,910
                 Assessment District No. 1, Improvement Bonds,
                 Series 2002, 5.000%, 9/02/33 - MBIA Insured

        1,165   Poway, California, Housing Revenue Bonds, Poinsettia                  5/13 at 102.00        BBB+          1,136,854
                 Mobile Home Park Project Revenue Bonds, Series 2003,
                 5.000%, 5/01/23

                San Buenaventura, California, Certificates of Participation,
                Golf Course Financing Project, Series 2002D:
        3,000    5.000%, 2/01/27 - AMBAC Insured                                      2/12 at 100.00         AAA          3,142,800
        3,300    5.000%, 2/01/32 - AMBAC Insured                                      2/12 at 100.00         AAA          3,445,563

        2,405   San Diego Redevelopment Agency, California, Centre                    9/11 at 101.00         Aaa          2,528,761
                 City Project, Subordinate Lien Tax Allocation Bonds,
                 Series 2003A, 5.000%, 9/01/28 - MBIA Insured

        1,200   San Diego Redevelopment Agency, California, Centre                    9/09 at 101.00        Baa2          1,226,496
                 City Project, Subordinate Tax Increment and Parking
                 Revenue Bonds, Series 2003B, 5.250%, 9/01/26

        1,220   San Jose Redevelopment Agency, California, Tax                        8/10 at 101.00         AAA          1,269,752
                 Allocation Bonds, Merged Area Redevelopment Project,
                 Series 2002, 5.000%, 8/01/32 - MBIA Insured

        2,770   City of San Jose Financing Authority, California,                     6/12 at 100.00         AAA          2,893,847
                 Lease Revenue Refunding Bonds, Civic Center Project,
                 Series 2002B, 5.000%, 6/01/32 - AMBAC Insured

        2,390   Solano County, California, Certificates of Participation,            11/12 at 100.00         AAA          2,584,331
                 Series 2002, 5.250%, 11/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 13.8%

        5,480   Bay Area Government Association, California,                          8/12 at 100.00         AAA          5,762,494
                 BART SFO Extension Airport Premium Fare Revenue Bonds,
                 Series 2002A, 5.000%, 8/01/26 - AMBAC Insured

        2,000   Foothill-Eastern Transportation Corridor Agency, California,          1/10 at 100.00        BBB-          1,931,280
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35

        3,135   Airports Commission of the City and County of                         5/08 at 101.00         AAA          3,256,952
                 San Francisco, California, Revenue Bonds, San Francisco
                 International Airport, Second Series, Issue 16B,
                 5.000%, 5/01/24 - FSA Insured

        1,300   Airports Commission of the City and County of                         5/10 at 101.00         AAA          1,362,803
                 San Francisco, California, Revenue Bonds, San Francisco
                 International Airport, Series 2, Issue 26B, 5.000%, 5/01/25 -
                 FGIC Insured


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED - 1.9%

$       1,495   Southern California Metropolitan Water District, Water                1/08 at 101.00         AAA     $    1,693,925
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/30
                 (Pre-refunded to 1/01/08) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 4.1%

        3,055   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          3,327,017
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/22 - FSA Insured

          275   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            295,254
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 11.3%

        1,350   Manteca Financing Authority, California, Sewer Revenue               12/13 at 100.00         Aaa          1,421,844
                 Bonds, Series 2003A, 5.000%, 12/01/33 - MBIA Insured

                San Diego Public Facilities Financing Authority, California,
                Subordinate Lien Water Revenue Bonds, Series 2002:
        3,000    5.000%, 8/01/22 - MBIA Insured                                       8/12 at 100.00         AAA          3,183,000
        2,500    5.000%, 8/01/23 - MBIA Insured                                       8/12 at 100.00         AAA          2,645,200

        1,180   South Feather Water and Power Agency, California,                     4/13 at 100.00         BBB          1,165,663
                 Water Revenue Certificates of Participation, Solar
                 Photovoltaic Project, Series 2003, 5.375%, 4/01/24

        1,600   Sunnyvale Financing Authority, California, Water and                 10/11 at 100.00         AAA          1,675,552
                 Wastewater Revenue Bonds, Series 2001,
                 5.000%, 10/01/26 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     125,860   Total Long-Term Investments (cost $126,697,752) - 149.3%                                                132,871,236
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.3%                                                                      1,102,381
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (50.6)%                                                        (45,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $   88,973,617
                ====================================================================================================================


                    At least 80% of the Fund's net assets (including net assets applicable to Preferred shares) are invested in municipal securities that are either covered by Original Issue
                    Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest.
                    Up to 20% of the Fund's net assets (including net assets applicable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

               * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

               N/R  Investment is not rated.

                                 See accompanying notes to financial statements.

                                       49


                        Statement of
                            ASSETS AND LIABILITIES February 29, 2004 (Unaudited)

                                                                         INSURED           INSURED        CALIFORNIA     CALIFORNIA
                                                                      CALIFORNIA        CALIFORNIA           PREMIUM       DIVIDEND
                                                                  PREMIUM INCOME  PREMIUM INCOME 2            INCOME      ADVANTAGE
                                                                           (NPC)             (NCL)             (NCU)          (NAC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $135,489,010,
   $270,921,090, $121,108,384 and
   $497,519,550, respectively)                                      $151,229,857      $294,467,068      $128,633,277   $535,422,990
Receivables:
   Interest                                                            2,201,467         3,695,806         1,680,947      7,598,762
   Investments sold                                                    4,210,176         3,291,433            15,375     11,228,100
Other assets                                                                 518             9,719             6,820         18,625
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   157,642,018       301,464,026       130,336,419    554,268,477
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                         5,079,366         2,230,535         1,389,015      2,575,322
Payable for investments purchased                                             --         5,329,487                --      1,326,011
Accrued expenses:
   Management fees                                                        77,620           148,025            65,813        143,815
   Other                                                                  59,598            64,638            65,783        134,897
Preferred share dividends payable                                          5,246             8,461             6,015         18,895
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                5,221,830         7,781,146         1,526,626      4,198,940
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                45,000,000        95,000,000        43,000,000    175,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $107,420,188      $198,682,880      $ 85,809,793   $375,069,537
====================================================================================================================================
Common shares outstanding                                              6,441,830        12,695,896         5,774,216     23,412,013
====================================================================================================================================
Net asset value per Common share outstanding (net assets
   applicable to Common
   shares, divided by Common
   shares outstanding)                                              $      16.68      $      15.65      $      14.86   $      16.02
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $     64,418      $    126,959      $     57,742   $    234,120
Paid-in surplus                                                       89,139,083       175,908,488        80,188,301    332,500,168
Undistributed (Over-distribution of) net investment income             1,523,995         2,220,162           994,069      4,234,416
Accumulated net realized gain (loss) from investments                    951,845        (3,118,707)       (2,955,212)       197,393
Net unrealized appreciation of investments                            15,740,847        23,545,978         7,524,893     37,903,440
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $107,420,188      $198,682,880      $ 85,809,793   $375,069,537
====================================================================================================================================
Authorized shares:
   Common                                                            200,000,000       200,000,000         Unlimited      Unlimited
   Preferred                                                           1,000,000         1,000,000         Unlimited      Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                                                                                                             INSURED        INSURED
                                                                      CALIFORNIA        CALIFORNIA        CALIFORNIA     CALIFORNIA
                                                                        DIVIDEND          DIVIDEND          DIVIDEND       TAX-FREE
                                                                     ADVANTAGE 2       ADVANTAGE 3         ADVANTAGE      ADVANTAGE
                                                                           (NVX)             (NZH)             (NKL)          (NKX)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $316,987,317,
   $522,264,223, $333,952,635 and
   $126,697,752, respectively)                                      $334,723,035      $544,870,622      $357,938,805   $132,871,236
Receivables:
   Interest                                                            4,517,622         7,688,984         4,068,431      1,485,334
   Investments sold                                                           --            15,300                --             --
Other assets                                                              11,531             1,688             9,302            970
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                   339,252,188       552,576,594       362,016,538    134,357,540
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                           519,942         1,190,094         1,984,147        317,562
Payable for investments purchased                                        834,896         1,350,566                --             --
Accrued expenses:
   Management fees                                                        90,056           143,776            95,591         34,661
   Other                                                                  44,368            51,894            38,847         29,849
Preferred share dividends payable                                        18,025             20,389            17,572          1,851
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                1,507,287         2,756,719         2,136,157        383,923
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                               110,000,000       187,000,000       118,000,000     45,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $227,744,901      $362,819,875      $241,880,381   $ 88,973,617
====================================================================================================================================
Common shares outstanding                                             14,790,660        24,112,833        15,259,759      5,882,388
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common
   shares, divided by Common
   shares outstanding)                                              $      15.40      $      15.05         $   15.85   $      15.13
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                             $    147,907      $    241,128        $  152,598   $     58,824
Paid-in surplus                                                      210,031,294       342,481,873       216,623,411     82,987,172
Undistributed (Over-distribution of) net investment income             1,959,577         2,172,611           716,356        (45,294)
Accumulated net realized gain (loss) from investments                 (2,129,595)       (4,682,136)         401,846        (200,569)
Net unrealized appreciation of investments                            17,735,718        22,606,399        23,986,170      6,173,484
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                              $227,744,901      $362,819,875      $241,880,381   $ 88,973,617
====================================================================================================================================
 Authorized shares:
   Common                                                              Unlimited         Unlimited         Unlimited      Unlimited
   Preferred                                                           Unlimited         Unlimited         Unlimited      Unlimited
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       51

                        Statement of
                              OPERATIONS Six Months Ended February 29, 2004 (Unaudited)
                                                                         INSURED           INSURED        CALIFORNIA     CALIFORNIA
                                                                      CALIFORNIA        CALIFORNIA           PREMIUM       DIVIDEND
                                                                  PREMIUM INCOME  PREMIUM INCOME 2            INCOME      ADVANTAGE
                                                                           (NPC)             (NCL)             (NCU)          (NAC)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 3,830,399       $ 7,333,832        $3,244,522    $13,487,964
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                          480,182           915,141           405,245      1,687,961
Preferred shares - auction fees                                           56,165           118,572            53,669        218,421
Preferred shares - dividend disbursing agent fees                          4,986             9,973             4,986          9,973
Shareholders' servicing agent fees and expenses                            5,516             8,142             5,152          3,332
Custodian's fees and expenses                                             20,411            39,771            14,705         55,883
Directors'/Trustees' fees and expenses                                     1,823             3,589             1,500          6,174
Professional fees                                                          6,166             6,999             5,322          8,964
Shareholders' reports - printing and mailing expenses                      4,348             4,725             4,997         15,582
Stock exchange listing fees                                                5,535             7,770               257          7,730
Investor relations expense                                                 2,934             4,715             2,240         11,934
Portfolio insurance expense                                                1,080             2,217                --             --
Other expenses                                                             7,486            11,276             4,075         13,411
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement     596,632         1,132,890           502,148      2,039,365
  Custodian fee credit                                                    (2,853)           (2,888)           (6,240)        (9,121)
  Expense reimbursement                                                       --                --                --       (800,117)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             593,779         1,130,002           495,908      1,230,127
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  3,236,620         6,203,830         2,748,614     12,257,837
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                982,926         5,514,534           184,520      2,156,054
Change in net unrealized appreciation
   (depreciation) of investments                                       6,302,355         7,705,140         6,702,919     25,906,341
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                              7,285,281        13,219,674         6,887,439     28,062,395
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (157,677)         (363,506)         (156,434)      (720,719)
From accumulated net realized gains from investments                     (18,045)               --                --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                         (175,722)         (363,506)         (156,434)      (720,719)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $10,346,179       $19,059,998        $9,479,619    $39,599,513
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                                                                                             INSURED        INSURED
                                                                      CALIFORNIA        CALIFORNIA        CALIFORNIA     CALIFORNIA
                                                                        DIVIDEND          DIVIDEND          DIVIDEND       TAX-FREE
                                                                     ADVANTAGE 2       ADVANTAGE 3         ADVANTAGE      ADVANTAGE
                                                                           (NVX)             (NZH)             (NKL)          (NKX)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                    $ 8,067,455       $13,014,951       $ 8,654,995    $ 3,127,636
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                        1,046,183         1,682,944         1,113,134        420,228
Preferred shares - auction fees                                          137,293           233,398           147,278         56,165
Preferred shares - dividend disbursing agent fees                          9,973             9,973             9,973          4,986
Shareholders' servicing agent fees and expenses                            1,028             2,662             1,265            491
Custodian's fees and expenses                                             35,720            55,469            35,427         15,581
Directors'/Trustees' fees and expenses                                     3,820             5,972             3,907          1,656
Professional fees                                                         11,290            15,592            11,260          7,906
Shareholders' reports - printing and mailing expenses                     13,611            21,042            15,008          3,248
Stock exchange listing fees                                                  683             1,099               696            162
Investor relations expense                                                13,664            10,394             7,803          7,091
Portfolio insurance expense                                                   --                --                --             --
Other expenses                                                            10,593            14,098            10,319          3,758
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement   1,283,858         2,052,643         1,356,070        521,272
  Custodian fee credit                                                   (17,066)           (6,776)          (12,893)        (6,723)
  Expense reimbursement                                                 (490,979)         (797,660)         (523,116)      (207,038)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                             775,813         1,248,207           820,061        307,511
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  7,291,642        11,766,744         7,834,934      2,820,125
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments                                 84,588          (287,799)          596,820        120,526
Change in net unrealized appreciation
   (depreciation) of investments                                      17,798,372        31,715,557        20,110,372      7,718,657
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments                                             17,882,960        31,427,758        20,707,192      7,839,183
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                              (407,516)         (787,217)         (396,322)      (163,077)
From accumulated net realized gains from investments                          --                --          (143,985)            --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Preferred shareholders                         (407,516)         (787,217)         (540,307)      (163,077)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares
   from operations                                                   $24,767,086       $42,407,285       $28,001,819    $10,496,231
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       53


                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                    INSURED CALIFORNIA                  INSURED CALIFORNIA                   CALIFORNIA PREMIUM
                                   PREMIUM INCOME (NPC)                PREMIUM INCOME 2 (NCL)                   INCOME (NCU)
                            ---------------------------------    ----------------------------------   ------------------------------
                            SIX MONTHS ENDED       YEAR ENDED    SIX MONTHS ENDED        YEAR ENDED   SIX MONTHS ENDED   YEAR ENDED
                                     2/29/04          8/31/03             2/29/04           8/31/03            2/29/04      8/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 3,236,620      $ 6,404,829         $ 6,203,830      $ 12,528,913        $ 2,748,614  $ 5,563,735
Net realized gain (loss)
   from investments                  982,926          524,720           5,514,534          (166,188)           184,520      982,095
Change in net unrealized
   appreciation (depreciation)
   of investments                  6,302,355       (3,552,084)          7,705,140        (6,281,308)         6,702,919   (5,507,976)
Distributions to Preferred
   Shareholders:
   From net investment income       (157,677)        (382,478)           (363,506)         (863,570)          (156,434)    (383,629)
   From accumulated net realized
     gains from investments          (18,045)         (42,365)                 --                --                 --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common
   shares from operations         10,346,179        2,952,622          19,059,998         5,217,847          9,479,619      654,225
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (3,013,115)      (6,218,425)         (5,785,405)      (11,323,762)        (2,529,108)  (5,043,780)
From accumulated net realized
   gains from investments           (339,859)        (490,993)                 --                --                 --           --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares from
   distributions to
   Common shareholders            (3,352,974)      (6,709,418)         (5,785,405)      (11,323,762)        (2,529,108)  (5,043,780)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares       --               --                  --                --                 --           --
   Net proceeds from shares issued
        to shareholders due to
        reinvestment of distributions     --           47,136             227,627           416,645                 --           --
Preferred shares offering costs           --               --                  --                --                 --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions             --           47,136             227,627           416,645                 --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares     6,993,205       (3,709,660)         13,502,220        (5,689,270)         6,950,511   (4,389,555)
Net assets applicable to
   Common shares
   at the beginning of period    100,426,983      104,136,643         185,180,660       190,869,930         78,859,282   83,248,837
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period  $107,420,188     $100,426,983        $198,682,880      $185,180,660        $85,809,793  $78,859,282
====================================================================================================================================
Undistributed
   (Over-distribution of)
   net investment income
   at the end of period         $  1,523,995     $  1,458,167        $  2,220,162      $  2,165,243        $   994,069  $   930,997
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       CALIFORNIA                          CALIFORNIA                          CALIFORNIA
                                 DIVIDEND ADVANTAGE (NAC)          DIVIDEND ADVANTAGE 2 (NVX)          DIVIDEND ADVANTAGE 3 (NZH)
                            ---------------------------------   --------------------------------   ---------------------------------
                            SIX MONTHS ENDED       YEAR ENDED   SIX MONTHS ENDED      YEAR ENDED   SIX MONTHS ENDED      YEAR ENDED
                                     2/29/04          8/31/03            2/29/04         8/31/03            2/29/04         8/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income           $ 12,257,837     $ 24,749,658        $ 7,291,642    $ 14,805,600       $ 11,766,744    $ 23,556,209
Net realized gain (loss)
   from investments                2,156,054        1,584,946             84,588      (1,481,214)          (287,799)      2,071,600
Change in net unrealized
   appreciation (depreciation)
   of investments                 25,906,341      (12,671,586)        17,798,372      (7,762,388)        31,715,557     (17,764,997)
Distributions to Preferred
   Shareholders:
   From net investment income       (720,719)      (1,616,891)          (407,516)     (1,015,700)          (787,217)     (1,834,161)
   From accumulated net realized
     gains from investments               --               --                 --         (49,489)                --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common
   shares from operations         39,599,513       12,046,127         24,767,086       4,496,809         42,407,285       6,028,651
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income       (11,448,475)     (21,948,762)        (6,744,542)    (13,178,729)       (10,416,743)    (20,833,487)
From accumulated net
   realized gains
   from investments                       --               --                 --        (430,161)                --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares from
   distributions to
   Common shareholders           (11,448,475)     (21,948,762)        (6,744,542)    (13,608,890)       (10,416,743)    (20,833,487)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
Net proceeds from sale of shares          --               --                 --          (1,664)                --         171,736
Net proceeds from shares issued
     to shareholders due to
     reinvestment of distributions        --               --                 --              --                 --              --
Preferred shares offering costs           --               --                 --          21,719                 --          (7,528)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares from
   capital share transactions             --               --                 --          20,055                 --         164,208
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares    28,151,038       (9,902,635)        18,022,544      (9,092,026)        31,990,542     (14,640,628)
Net assets applicable
   to Common shares
   at the beginning of period    346,918,499      356,821,134        209,722,357     218,814,383        330,829,333     345,469,961
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares
   at the end of period         $375,069,537     $346,918,499       $227,744,901    $209,722,357       $362,819,875    $330,829,333
====================================================================================================================================
Undistributed
   (Over-distribution of)
   net investment income at
   the end of period            $  4,234,416     $  4,145,773       $  1,959,577    $  1,819,993       $  2,172,611    $  1,609,827
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                                                       INSURED CALIFORNIA                  INSURED CALIFORNIA
                                                                    DIVIDEND ADVANTAGE (NKL)            TAX-FREE ADVANTAGE (NKX)
                                                              ----------------------------------  ----------------------------------
                                                                                                                            FOR THE
                                                                                                                    PERIOD 11/21/02
                                                                                                                      (COMMENCEMENT
                                                              SIX MONTHS ENDED        YEAR ENDED  SIX MONTHS ENDED   OF OPERATIONS)
                                                                       2/29/04           8/31/03           2/29/04  THROUGH 8/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                              $ 7,834,934      $ 15,106,899       $ 2,820,125      $ 3,748,945
Net realized gain (loss) from investments                              596,820         2,233,096           120,526         (319,256)
Change in net unrealized appreciation
   (depreciation) of investments                                    20,110,372        (9,779,462)        7,718,657       (1,545,173)
Distributions to Preferred Shareholders:
   From net investment income                                         (396,322)       (1,085,060)         (163,077)        (233,784)
   From accumulated net realized
     gains from investments                                           (143,985)          (87,519)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                 28,001,819         6,387,954        10,496,231        1,650,732
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                          (6,958,450)      (13,916,900)       (2,664,694)      (3,552,809)
From accumulated net realized gains
   from investments                                                 (1,910,520)         (784,735)               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to
   Common shares from distributions to
   Common shareholders                                              (8,868,970)      (14,701,635)       (2,664,694)      (3,552,809)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                     (1,575)            9,614                --       83,983,125
   Net proceeds from shares issued
     to shareholders due to
     reinvestment of distributions                                          --                --             1,504            4,206
Preferred shares offering costs                                         (1,401)           (7,636)               --       (1,044,953)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable
   to Common shares from capital
   share transactions                                                   (2,976)            1,978             1,504       82,942,378
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   applicable to Common shares                                      19,129,873        (8,311,703)        7,833,041       81,040,301
Net assets applicable to Common shares
   at the beginning of period                                      222,750,508       231,062,211        81,140,576          100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period                                    $241,880,381      $222,750,508       $88,973,617      $81,140,576
====================================================================================================================================
Undistributed (Over-distribution of)
   net investment income at
   the end of period                                              $    716,356      $    236,194       $   (45,294)     $   (37,648)
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Notes to
                               FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The California Funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured California Premium Income Municipal Fund, Inc. (NPC), Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL), Nuveen California Premium Income Municipal Fund (NCU), Nuveen California Dividend Advantage Municipal Fund (NAC), Nuveen California Dividend Advantage Municipal Fund 2 (NVX), Nuveen California Dividend Advantage Municipal Fund 3 (NZH), Nuveen Insured California Dividend Advantage Municipal Fund (NKL) and Nuveen Insured California Tax-Free Advantage Municipal Fund (NKX). Common shares of Insured California Premium Income (NPC), Insured California Premium Income 2 (NCL) and California Dividend Advantage (NAC) are traded on the New York Stock Exchange while Common shares of California Premium Income (NCU), California Dividend Advantage 2 (NVX), California Dividend Advantage 3 (NZH), Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end management investment companies.

Prior to the commencement of operations of Insured California Tax-Free Advantage
(NKX), the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., and the recording of the organization expenses ($11,500) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes, and in the case of Insured California Tax-Free Advantage (NKX) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 29, 2004, Insured California Premium Income 2 (NCL), California Dividend Advantage (NAC), California Dividend Advantage 2 (NVX) and California Dividend Advantage 3 (NZH) had outstanding when-issued purchase commitments of $5,329,487, $1,326,011, $834,896, and $1,350,566, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

                        Notes to
                            FINANCIAL STATEMENTS (Unaudited) (continued)



Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, and in the case of Insured California Tax-Free Advantage (NKX) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                  INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                  PREMIUM      PREMIUM      PREMIUM     DIVIDEND
                                   INCOME     INCOME 2       INCOME    ADVANTAGE
                                    (NPC)        (NCL)        (NCU)        (NAC)
--------------------------------------------------------------------------------
Number of shares:
   Series M                            --           --        1,720           --
   Series T                         1,800        1,900           --           --
   Series TH                           --        1,900           --        3,500
   Series F                            --           --           --        3,500
--------------------------------------------------------------------------------
Total                               1,800        3,800        1,720        7,000
================================================================================


                                                            INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                 DIVIDEND     DIVIDEND     DIVIDEND     TAX-FREE
                              ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                    (NVX)        (NZH)        (NKL)        (NKX)
--------------------------------------------------------------------------------
Number of shares:
   Series M                         2,200        3,740           --           --
   Series T                            --           --        2,360           --
   Series TH                           --        3,740           --        1,800
   Series F                         2,200           --        2,360           --
--------------------------------------------------------------------------------
Total                               4,400        7,480        4,720        1,800
================================================================================

Effective January 17, 2003, Insured California Tax-Free Advantage (NKX) issued 1,800 Series TH, $25,000 stated value Preferred shares.

Insurance

Insured California Premium Income (NPC) and Insured California Premium Income 2
(NCL) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured California Dividend Advantage (NKL) and Insured California Tax-Free Advantage (NKX) invest at least 80% of their net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either
(i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended February 29, 2004.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Insured California Tax-Free Advantage (NKX). Insured California Tax-Free Advantage's (NKX) share of Common share offering costs ($176,250) was recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Insured California Tax-Free Advantage (NKX) in connection with its offering of Preferred shares ($1,044,953) were recorded as a reduction to paid-in surplus.

Indemnifications

Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                               INSURED CALIFORNIA          INSURED CALIFORNIA            CALIFORNIA
                              PREMIUM INCOME (NPC)       PREMIUM INCOME 2 (NCL)     PREMIUM INCOME (NCU)
                           -------------------------  --------------------------  -------------------------
                              SIX MONTHS  YEAR ENDED     SIX MONTHS   YEAR ENDED     SIX MONTHS  YEAR ENDED
                           ENDED 2/29/04     8/31/03  ENDED 2/29/04      8/31/03  ENDED 2/29/04     8/31/03
-----------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                        --          --             --           --             --          --
   Shares issued to shareholders
     due to reinvestment
     of distributions                 --       2,919         14,795       27,169             --          --
-----------------------------------------------------------------------------------------------------------
                                      --       2,919         14,795       27,169             --          --
===========================================================================================================
Preferred shares sold                 --          --             --           --             --          --
===========================================================================================================

                        Notes to
                            FINANCIAL STATEMENTS (Unaudited) (continued)



                                CALIFORNIA DIVIDEND       CALIFORNIA DIVIDEND       CALIFORNIA DIVIDEND
                                  ADVANTAGE (NAC)          ADVANTAGE 2 (NVX)         ADVANTAGE 3 (NZH)
                           -------------------------  --------------------------  --------------------------
                              SIX MONTHS  YEAR ENDED     SIX MONTHS   YEAR ENDED     SIX MONTHS   YEAR ENDED
                           ENDED 2/29/04     8/31/03  ENDED 2/29/04      8/31/03  ENDED 2/29/04      8/31/03
------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                        --          --             --           --             --           --
   Shares issued to shareholders
     due to reinvestment
     of distributions                 --          --             --           --             --           --
------------------------------------------------------------------------------------------------------------
                                      --          --             --           --             --           --
============================================================================================================
Preferred shares sold                 --          --             --           --             --           --
============================================================================================================

                                                             INSURED                       INSURED
                                                       CALIFORNIA DIVIDEND           CALIFORNIA TAX-FREE
                                                         ADVANTAGE (NKL)               ADVANTAGE (NKX)
                                                  --------------------------  ------------------------------
                                                                                                     FOR THE
                                                                                             PERIOD 11/21/02
                                                                                               (COMMENCEMENT
                                                                                              OF OPERATIONS)
                                                     SIX MONTHS   YEAR ENDED     SIX MONTHS          THROUGH
                                                  ENDED 2/29/04      8/31/03  ENDED 2/29/04          8/31/03
------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                                               --           --             --        5,875,000
   Shares issued to shareholders
     due to reinvestment
     of distributions                                        --           --            103              285
------------------------------------------------------------------------------------------------------------

                                                             --           --            103        5,875,285
============================================================================================================
Preferred shares sold                                        --           --             --            1,800
============================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended February 29, 2004, were as follows:

                                  INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                  PREMIUM      PREMIUM      PREMIUM     DIVIDEND
                                   INCOME     INCOME 2       INCOME    ADVANTAGE
                                    (NPC)        (NCL)        (NCU)        (NAC)
--------------------------------------------------------------------------------
Purchases                     $13,151,548  $67,349,433  $15,615,333  $22,325,835
Sales and maturities           20,839,808   69,987,291   15,068,623   36,237,417
================================================================================

                                                            INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                 DIVIDEND     DIVIDEND     DIVIDEND     TAX-FREE
                              ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                    (NVX)        (NZH)        (NKL)        (NKX)
--------------------------------------------------------------------------------
Purchases                     $21,928,077  $29,584,624  $31,092,244  $22,515,610
Sales and maturities           16,112,626   30,526,185   26,103,310   21,020,770
================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 29, 2004, the cost of investments were as follows:

                               INSURED       INSURED
                            CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                               PREMIUM       PREMIUM       PREMIUM      DIVIDEND
                                INCOME      INCOME 2        INCOME     ADVANTAGE
                                 (NPC)         (NCL)         (NCU)         (NAC)
--------------------------------------------------------------------------------
Cost of investments       $135,337,247  $270,776,469  $121,061,589  $497,356,359
================================================================================


                                                           INSURED       INSURED
                            CALIFORNIA    CALIFORNIA    CALIFORNIA    CALIFORNIA
                              DIVIDEND      DIVIDEND      DIVIDEND      TAX-FREE
                           ADVANTAGE 2   ADVANTAGE 3     ADVANTAGE     ADVANTAGE
                                 (NVX)         (NZH)         (NKL)         (NKX)
--------------------------------------------------------------------------------
Cost of investments       $316,962,976  $522,257,807  $334,035,834  $126,694,893
================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2004, were as follows:

                                INSURED      INSURED
                             CALIFORNIA   CALIFORNIA    CALIFORNIA   CALIFORNIA
                                PREMIUM      PREMIUM       PREMIUM     DIVIDEND
                                 INCOME     INCOME 2        INCOME    ADVANTAGE
                                  (NPC)        (NCL)         (NCU)        (NAC)
-------------------------------------------------------------------------------
Gross unrealized:
   Appreciation             $15,892,610  $23,690,599   $ 8,587,976  $39,085,278
   Depreciation                      --           --    (1,016,288)  (1,018,647)
-------------------------------------------------------------------------------
Net unrealized
   appreciation
   of investments           $15,892,610  $23,690,599   $ 7,571,688  $38,066,631
===============================================================================

                                                           INSURED      INSURED
                             CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                               DIVIDEND      DIVIDEND     DIVIDEND     TAX-FREE
                            ADVANTAGE 2   ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                  (NVX)         (NZH)        (NKL)        (NKX)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation             $18,870,594   $24,047,797  $24,054,351   $6,202,089
   Depreciation              (1,110,535)   (1,434,982)    (151,380)     (25,746)
--------------------------------------------------------------------------------
Net unrealized
   appreciation
   of investments           $17,760,059   $22,612,815  $23,902,971   $6,176,343
================================================================================

The tax components of undistributed net investment income and net realized gains at August 31, 2003, the Funds' last fiscal year end, were as follows:

                                                           INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                           PREMIUM       PREMIUM      PREMIUM     DIVIDEND
                                                            INCOME      INCOME 2       INCOME    ADVANTAGE
                                                             (NPC)         (NCL)        (NCU)        (NAC)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                     $1,636,577    $2,950,611   $1,313,927   $5,854,730
Undistributed net ordinary income *                         59,311            --           --        2,875
Undistributed net long-term capital gains                  326,823            --           --           --
==========================================================================================================

                                                                                      INSURED      INSURED
                                                        CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                          DIVIDEND      DIVIDEND     DIVIDEND     TAX-FREE
                                                       ADVANTAGE 2   ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                                             (NVX)         (NZH)        (NKL)        (NKX)
----------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income                     $2,921,637    $3,350,890   $1,362,657     $408,586
Undistributed net ordinary income *                            131         1,734    1,783,045           --
Undistributed net long-term capital gains                       --            --      227,868           --
==========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax character of distributions paid during the fiscal year ended August 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                           INSURED       INSURED
                                                        CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                           PREMIUM       PREMIUM      PREMIUM     DIVIDEND
                                                            INCOME      INCOME 2       INCOME    ADVANTAGE
                                                             (NPC)         (NCL)        (NCU)        (NAC)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                $6,123,025   $12,130,717   $5,376,229  $23,425,975
Distributions from net ordinary income *                   459,740            --       40,993           --
Distributions from net long-term capital gains             533,358            --           --           --
==========================================================================================================

                                                                                      INSURED      INSURED
                                                        CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA
                                                          DIVIDEND      DIVIDEND     DIVIDEND     TAX-FREE
                                                       ADVANTAGE 2   ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                                             (NVX)         (NZH)        (NKL)        (NKX)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income               $14,174,057   $22,678,767  $15,008,754   $3,339,890
Distributions from net ordinary income *                       540            --      872,254           --
Distributions from net long-term capital gains             479,390            --           --           --
==========================================================================================================

At August 31, 2003, the Funds' last fiscal year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                             INSURED                                              INSURED
                                          CALIFORNIA    CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                             PREMIUM       PREMIUM     DIVIDEND     DIVIDEND     TAX-FREE
                                            INCOME 2        INCOME    ADVANTAGE  ADVANTAGE 3    ADVANTAGE
                                               (NCL)         (NCU)        (NAC)        (NZH)        (NKX)
---------------------------------------------------------------------------------------------------------
Expiration year:
   2004                                   $4,345,091    $2,089,738   $       --   $       --     $     --
   2005                                    1,283,948     1,049,994           --           --           --
   2006                                           --            --           --           --           --
   2007                                           --            --           --           --           --
   2008                                           --            --           --           --           --
   2009                                    2,185,870            --    1,959,092           --           --
   2010                                      440,510            --           --           --           --
   2011                                           --            --           --    4,394,597      321,095
---------------------------------------------------------------------------------------------------------
Total                                     $8,255,419    $3,139,732   $1,959,092   $4,394,597     $321,095
=========================================================================================================

The following Funds elected to defer net realized losses from investments incurred from November 1, 2002 through August 31, 2003 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses were treated as having arisen on the first day of the current fiscal year:

                                                            INSURED
                                                         CALIFORNIA   CALIFORNIA
                                                            PREMIUM     DIVIDEND
                                                           INCOME 2  ADVANTAGE 2
                                                              (NCL)        (NVX)
--------------------------------------------------------------------------------
                                                           $377,822   $2,214,203
================================================================================


5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under Insured California Premium Income's (NPC), Insured California Premium Income 2's (NCL) and California Premium Income's (NCU) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

                        Notes to
                            FINANCIAL STATEMENTS (Unaudited) (continued)



Under California Dividend Advantage's (NAC), California Dividend Advantage 2's
(NVX), California Dividend Advantage 3's (NZH), Insured California Dividend Advantage's (NKL) and Insured California Tax-Free Advantage (NKX) investment management agreements with the Adviser, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

For the first ten years of California Dividend Advantage's (NAC) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
JULY 31,                                     JULY 31,
--------------------------------------------------------------------------------
1999*                     .30%                    2005                      .25%
2000                      .30                     2006                      .20
2001                      .30                     2007                      .15
2002                      .30                     2008                      .10
2003                      .30                     2009                      .05
2004                      .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage (NAC) for any portion of its fees and expenses beyond July 31, 2009.

For the first ten years of California Dividend Advantage 2's (NVX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                    MARCH 31,
--------------------------------------------------------------------------------
2001*                     .30%                    2007                      .25%
2002                      .30                     2008                      .20
2003                      .30                     2009                      .15
2004                      .30                     2010                      .10
2005                      .30                     2011                      .05
2006                      .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage 2 (NVX) for any portion of its fees and expenses beyond March 31, 2011.

For the first ten years of California Dividend Advantage 3's (NZH) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
SEPTEMBER 30,                                SEPTEMBER 30,
--------------------------------------------------------------------------------
2001*                     .30%                    2007                      .25%
2002                      .30                     2008                      .20
2003                      .30                     2009                      .15
2004                      .30                     2010                      .10
2005                      .30                     2011                      .05
2006                      .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse California Dividend Advantage 3 (NZH) for any portion of its fees and expenses beyond September 30, 2011.

For the first ten years of Insured California Dividend Advantage's (NKL) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
MARCH 31,                                    MARCH 31,
--------------------------------------------------------------------------------
2002*                     .30%                    2008                      .25%
2003                      .30                     2009                      .20
2004                      .30                     2010                      .15
2005                      .30                     2011                      .10
2006                      .30                     2012                      .05
2007                      .30
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Insured California Dividend Advantage
(NKL) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured California Tax-Free Advantage's (NKX) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                  YEAR ENDING
NOVEMBER 30,                                 NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                     .32%                    2007                      .32%
2003                      .32                     2008                      .24
2004                      .32                     2009                      .16
2005                      .32                     2010                      .08
2006                      .32
================================================================================

*  From the commencement of operations.

The Adviser has not agreed to reimburse Insured California Tax-Free Advantage
(NKX) for any portion of its fees and expenses beyond November 30, 2010.

                        Notes to
                            FINANCIAL STATEMENTS (Unaudited) (continued)



6. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on April 1, 2004, to shareholders of record on March 15, 2004, as follows:


                                  INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                  PREMIUM      PREMIUM      PREMIUM     DIVIDEND
                                   INCOME     INCOME 2       INCOME    ADVANTAGE
                                    (NPC)        (NCL)        (NCU)        (NAC)
--------------------------------------------------------------------------------
Dividend per share                 $.0770       $.0760       $.0730       $.0820
================================================================================

                                                            INSURED      INSURED
                               CALIFORNIA   CALIFORNIA   CALIFORNIA   CALIFORNIA
                                 DIVIDEND     DIVIDEND     DIVIDEND     TAX-FREE
                              ADVANTAGE 2  ADVANTAGE 3    ADVANTAGE    ADVANTAGE
                                    (NVX)        (NZH)        (NKL)        (NKX)
--------------------------------------------------------------------------------
Dividend per share                 $.0760       $.0720       $.0760       $.0755
================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

                         Financial
                                HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:
                                                       Investment Operations                                Less Distributions
                                   ---------------------------------------------------------------  --------------------------------
                                                           Distributions   Distributions
                                                                from Net            from                   Net
                        Beginning                     Net     Investment         Capital            Investment    Capital
                           Common               Realized/      Income to        Gains to             Income to   Gains to
                            Share         Net  Unrealized      Preferred       Preferred                Common     Common
                        Net Asset  Investment  Investment         Share-          Share-                Share-     Share-
                            Value      Income  Gain (Loss)       holders+        holders+    Total     holders    holders     Total
====================================================================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                    $15.59       $ .50      $ 1.13          $(.02)            $--     $1.61       $(.47)     $(.05)   $ (.52)
2003                        16.17         .99        (.45)          (.06)           (.01)      .47        (.97)      (.08)    (1.05)
2002                        16.04        1.05         .03           (.09)             --       .99        (.86)        --      (.86)
2001                        15.08        1.04         .99           (.21)             --      1.82        (.86)        --      (.86)
2000                        14.81        1.09         .30           (.24)             --      1.15        (.88)        --      (.88)
1999                        16.31        1.09       (1.56)          (.20)             --      (.67)       (.83)        --      (.83)

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                     14.60         .49        1.05           (.03)             --      1.51        (.46)        --      (.46)
2003                        15.08         .99        (.51)          (.07)             --       .41        (.89)        --      (.89)
2002                        15.01        1.02        (.02)          (.10)             --       .90        (.83)        --      (.83)
2001                        14.09        1.01         .91           (.22)             --      1.70        (.78)        --      (.78)
2000                        13.70        1.02         .41           (.24)             --      1.19        (.80)        --      (.80)
1999                        14.82        1.01       (1.14)          (.21)             --      (.34)       (.78)        --      (.78)

CALIFORNIA PREMIUM
INCOME (NCU)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                     13.66         .48        1.19           (.03)             --      1.64        (.44)        --      (.44)
2003                        14.42         .96        (.78)          (.07)             --       .11        (.87)        --      (.87)
2002                        14.22         .99         .13           (.10)             --      1.02        (.82)        --      (.82)
2001                        13.34        1.00         .90           (.23)             --      1.67        (.79)        --      (.79)
2000                        13.19        1.03         .14           (.23)             --       .94        (.79)        --      (.79)
1999                        14.30        1.00       (1.13)          (.21)             --      (.34)       (.77)        --      (.77)
====================================================================================================================================
                                                                          Total Returns
                                                                      --------------------
                                                                                   Based
                               Offering                                               on
                              Costs and       Ending                              Common
                              Preferred       Common                   Based       Share
                                  Share        Share       Ending         on         Net
                           Underwriting    Net Asset       Market     Market       Asset
                              Discounts        Value        Value      Value**     Value**
===========================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
-------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                             $--       $16.68     $16.2200      11.21%      10.46%
2003                                 --        15.59      15.0700       1.55        2.82
2002                                 --        16.17      15.8500       6.73        6.47
2001                                 --        16.04      15.6900      14.12       12.43
2000                                 --        15.08      14.5625        .84        8.34
1999                                 --        14.81      15.3750       1.62       (4.35)

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
-------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                              --        15.65      15.5500      11.87       10.44
2003                                 --        14.60      14.3200       2.69        2.71
2002                                 --        15.08      14.8000       5.57        6.29
2001                                 --        15.01      14.8300      11.99       12.45
2000                                 --        14.09      14.0000       3.58        9.21
1999                                 --        13.70      14.3750       2.27       (2.50)

CALIFORNIA PREMIUM
INCOME (NCU)
-------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                              --        14.86      13.8700      10.00       12.14
2003                                 --        13.66      13.0200       (.91)        .69
2002                                 --        14.42      14.0000       4.84        7.48
2001                                 --        14.22      14.1700      12.84       12.92
2000                                 --        13.34      13.3125       5.93        7.63
1999                                 --        13.19      13.3750        .81       (2.57)
===========================================================================================
                                                           Ratios/Supplemental Data
                          ------------------------------------------------------------------------------------------
                                          Before Credit/Reimbursement     After Credit/Reimbursement***
                                          ----------------------------    -----------------------------
                                                        Ratio of Net                    Ratio of Net
                                            Ratio of      Investment        Ratio of      Investment
                               Ending       Expenses       Income to        Expenses       Income to
                                  Net     to Average         Average      to Average         Average
                               Assets     Net Assets      Net Assets      Net Assets      Net Assets
                           Applicable     Applicable      Applicable      Applicable      Applicable      Portfolio
                            to Common      to Common       to Common       to Common       to Common       Turnover
                          Shares (000)        Shares++        Shares++        Shares++        Shares++         Rate
====================================================================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
--------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                      $107,420           1.15%*          6.23%*          1.14%*          6.24%*            9%
2003                          100,427           1.17            6.13            1.16            6.14             26
2002                          104,137           1.21            6.65            1.19            6.66             30
2001                          103,068           1.22            6.77            1.21            6.79             21
2000                           96,903           1.25            7.65            1.24            7.66             27
1999                           95,091           1.22            6.81            1.22            6.82             50

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
--------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                       198,683           1.18*           6.48*           1.18*           6.48*            24
2003                          185,181           1.20            6.53            1.19            6.54             22
2002                          190,870           1.23            6.83            1.22            6.84              6
2001                          189,633           1.24            7.01            1.24            7.02             18
2000                          177,977           1.28            7.65            1.26            7.66             26
1999                          172,833           1.24            6.86            1.24            6.86             35

CALIFORNIA PREMIUM
INCOME (NCU)
--------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(a)                        85,810           1.22*           6.68*           1.21*           6.69*            12
2003                           78,859           1.24            6.72            1.24            6.72             24
2002                           83,249           1.27            7.07            1.26            7.08             10
2001                           82,067           1.32            7.36            1.30            7.38             18
2000                           76,878           1.38            8.09            1.36            8.10             19
1999                           75,877           1.30            7.08            1.30            7.08             36
====================================================================================================================

                              Preferred Shares at End of Period
                          -----------------------------------------
                            Aggregate     Liquidation
                               Amount      and Market         Asset
                          Outstanding           Value      Coverage
                                 (000)      Per Share     Per Share
===================================================================
INSURED CALIFORNIA
PREMIUM INCOME (NPC)
-------------------------------------------------------------------
Year Ended 8/31:
2004(a)                       $45,000         $25,000       $84,678
2003                           45,000          25,000        80,793
2002                           45,000          25,000        82,854
2001                           45,000          25,000        82,260
2000                           45,000          25,000        78,835
1999                           45,000          25,000        77,828

INSURED CALIFORNIA
PREMIUM INCOME 2 (NCL)
-------------------------------------------------------------------
Year Ended 8/31:
2004(a)                        95,000          25,000        77,285
2003                           95,000          25,000        73,732
2002                           95,000          25,000        75,229
2001                           95,000          25,000        74,903
2000                           95,000          25,000        71,836
1999                           95,000          25,000        70,482

CALIFORNIA PREMIUM
INCOME (NCU)
-------------------------------------------------------------------
Year Ended 8/31:
2004(a)                        43,000          25,000        74,889
2003                           43,000          25,000        70,848
2002                           43,000          25,000        73,400
2001                           43,000          25,000        72,714
2000                           43,000          25,000        69,696
1999                           43,000          25,000        69,115
===================================================================

*    Annualized.
**   Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset
     Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common Share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++   Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to
     Preferred shares.
(a)  For the six months ended February 29, 2004.

                                 See accompanying notes to financial statements.


                                  68-69 SPREAD



                        Financial HIGHLIGHTS (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:
                                                       Investment Operations                                Less Distributions
                                   ---------------------------------------------------------------  --------------------------------
                                                           Distributions   Distributions
                                                                from Net            from                   Net
                        Beginning                     Net     Investment         Capital            Investment    Capital
                           Common               Realized/      Income to        Gains to             Income to   Gains to
                            Share         Net  Unrealized      Preferred       Preferred                Common     Common
                        Net Asset  Investment  Investment         Share-          Share-                Share-     Share-
                            Value      Income  Gain (Loss)       holders+        holders+    Total     holders    holders     Total
====================================================================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                    $14.82       $ .52       $1.20          $(.03)            $--     $1.69       $(.49)       $--     $(.49)
2003                        15.24        1.06        (.47)          (.07)             --       .52        (.94)        --      (.94)
2002                        15.13        1.07          --           (.10)             --       .97        (.86)        --      (.86)
2001                        13.82        1.07        1.28           (.23)             --      2.12        (.81)        --      (.81)
2000                        13.33        1.07         .52           (.26)             --      1.33        (.84)        --      (.84)
1999(a)                     14.33         .20        (.92)          (.03)             --      (.75)       (.14)        --      (.14)

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                     14.18         .49        1.22           (.03)             --      1.68        (.46)        --      (.46)
2003                        14.79        1.00        (.62)          (.07)             --       .31        (.89)      (.03)     (.92)
2002                        15.11        1.06        (.40)          (.11)             --       .55        (.87)        --      (.87)
2001(b)                     14.33         .34         .90           (.05)             --      1.19        (.29)        --      (.29)

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                     13.72         .49        1.30           (.03)             --      1.76        (.43)        --      (.43)
2003                        14.33         .98        (.66)          (.08)             --       .24        (.86)        --      (.86)
2002(c)                     14.33         .83         .09           (.08)             --       .84        (.72)        --      (.72)

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                     14.60         .51        1.37           (.03)           (.01)     1.84        (.46)      (.13)     (.59)
2003                        15.14         .99        (.49)          (.07)           (.01)      .42        (.91)      (.05)     (.96)
2002(d)                     14.33         .34         .92           (.03)             --      1.23        (.30)        --      (.30)

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                     13.79         .48        1.34           (.03)             --      1.79        (.45)        --      (.45)
2003(e)                     14.33         .64        (.33)          (.04)             --       .27        (.60)        --      (.60)
====================================================================================================================================
                                                                          Total Returns
                                                                      --------------------
                                                                                   Based
                               Offering                                               on
                              Costs and       Ending                              Common
                              Preferred       Common                   Based       Share
                                  Share        Share       Ending         on         Net
                           Underwriting    Net Asset       Market     Market       Asset
                              Discounts        Value        Value      Value**     Value**
==========================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                             $--       $16.02     $15.2500      10.15%      11.54%
2003                                 --        14.82      14.3000       4.79        3.37
2002                                 --        15.24      14.5500       3.67        6.75
2001                                 --        15.13      14.8900      15.06       15.85
2000                                 --        13.82      13.7500      (2.18)      10.80
1999(a)                            (.11)       13.33      15.0000        .96       (5.99)

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                              --        15.40      14.3200      11.70       11.81
2003                                 --        14.18      13.2400       (.95)       2.16
2002                                 --        14.79      14.2800       (.27)       3.90
2001(b)                            (.12)       15.11      15.2100       3.40        7.55

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                              --        15.05      13.7000      11.29       12.99
2003                                .01        13.72      12.7100      (3.20)       1.68
2002(c)                            (.12)       14.33      14.0000      (1.68)       5.32

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                              --        15.85      15.1600      12.61       12.73
2003                                 --        14.60      14.0000       (.35)       2.70
2002(d)                            (.12)       15.14      15.0000       2.05        7.84

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                              --        15.13      15.0400      14.42      13.17
2003(e)                            (.21)       13.79      13.5600      (5.79)       .34
==========================================================================================
                                                            Ratios/Supplemental Data
                           -------------------------------------------------------------------------------------------
                                           Before Credit/Reimbursement     After Credit/Reimbursement***
                                           ----------------------------    -----------------------------
                                                         Ratio of Net                    Ratio of Net
                                             Ratio of      Investment        Ratio of      Investment
                                Ending       Expenses       Income to        Expenses       Income to
                                   Net     to Average         Average      to Average         Average
                                Assets     Net Assets      Net Assets      Net Assets      Net Assets
                            Applicable     Applicable      Applicable      Applicable      Applicable      Portfolio
                             to Common      to Common       to Common       to Common       to Common       Turnover
                           Shares (000)        Shares++        Shares++        Shares++        Shares++         Rate
======================================================================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                       $375,070           1.13%*          6.35%*           .68%*          6.80%*            4%
2003                           346,918           1.15            6.44             .70            6.88             11
2002                           356,821           1.18            6.76             .72            7.22             33
2001                           354,197           1.19            7.03             .72            7.50             17
2000                           323,326           1.24            7.93             .75            8.43             25
1999(a)                        311,367            .93*           5.06*            .55*           5.45*             8

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                        227,745           1.18*           6.21*            .71*           6.67*             5
2003                           209,722           1.18            6.30             .73            6.75             40
2002                           218,814           1.19            6.82             .73            7.28             32
2001(b)                        223,440           1.05*           5.23*            .62*           5.65*            40

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                        362,820           1.18*           6.32*            .72*           6.79*             6
2003                           330,829           1.20            6.33             .73            6.79             48
2002(c)                        345,470           1.15*           6.01*            .69*           6.47*            49

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                        241,880           1.17*           6.29*            .71*           6.75*             8
2003                           222,751           1.18            6.00             .72            6.46             71
2002(d)                        231,062           1.10*           4.98*            .60*           5.47*            12

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
----------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2004(f)                         88,974           1.23*           6.14*            .72*           6.65*            16
2003(e)                         81,141           1.14*           5.25*            .67*           5.72*            45
======================================================================================================================
                             Preferred Shares at End of Period
                         -----------------------------------------
                           Aggregate     Liquidation
                              Amount      and Market         Asset
                         Outstanding           Value      Coverage
                                (000)      Per Share     Per Share
==================================================================
CALIFORNIA DIVIDEND
ADVANTAGE (NAC)
------------------------------------------------------------------
Year Ended 8/31:
2004(f)                     $175,000         $25,000       $78,581
2003                         175,000          25,000        74,560
2002                         175,000          25,000        75,974
2001                         175,000          25,000        75,600
2000                         175,000          25,000        71,189
1999(a)                      175,000          25,000        69,481

CALIFORNIA DIVIDEND
ADVANTAGE 2 (NVX)
------------------------------------------------------------------
Year Ended 8/31:
2004(f)                      110,000          25,000        76,760
2003                         110,000          25,000        72,664
2002                         110,000          25,000        74,731
2001(b)                      110,000          25,000        75,782

CALIFORNIA DIVIDEND
ADVANTAGE 3 (NZH)
------------------------------------------------------------------
Year Ended 8/31:
2004(f)                      187,000          25,000        73,505
2003                         187,000          25,000        69,229
2002(c)                      187,000          25,000        71,186

INSURED CALIFORNIA
DIVIDEND ADVANTAGE (NKL)
------------------------------------------------------------------
Year Ended 8/31:
2004(f)                      118,000          25,000        76,246
2003                         118,000          25,000        72,193
2002(d)                      118,000          25,000        73,954

INSURED CALIFORNIA
TAX-FREE ADVANTAGE (NKX)
------------------------------------------------------------------
Year Ended 8/31:
2004(f)                       45,000          25,000        74,430
2003(e)                       45,000          25,000        70,078
==================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common Share net asset value per share. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period May 26, 1999 (commencement of operations) through August 31, 1999.
(b) For the period March 27, 2001 (commencement of operations) through August 31, 2001.
(c) For the period September 25, 2001 (commencement of operations) through August 31, 2002.
(d) For the period March 25, 2002 (commencement of operations) through August 31, 2002.
(e) For the period November 21, 2002 (commencement of operations) through August 31, 2003.
(f)  For the six months ended February 29, 2004.

                                 See accompanying notes to financial statements.


                                  70-71 SPREAD

Build Your Wealth
        AUTOMATICALLY



Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.



NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION



BOARD OF DIRECTORS/TRUSTEES
William E. Bennett
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter*
Anne E. Impellizzeri
William L. Kissick
Thomas E. Leafstrand
Peter R. Sawers
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



POLICY CHANGE

On February 25, 2004, the Board approved policies that would allow each Fund, at the discretion of the Adviser, to engage in certain types of derivative transactions for the purpose of hedging interest rate risk. There is no guarantee that the Adviser will cause a Fund to enter into such transactions. If a Fund were to engage in hedging, there is no guarantee that such hedging will be successful or that it will not reduce the Fund's total return.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

---------
Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period ended February 29, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

*    Director for certain of the Funds.

Serving Investors
           FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $90 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     ESA-B-0204D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101) or this Item.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: May 6, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: May 6, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: May 6, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.